NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owner of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
237,432 shares (cost $3,909,831)	$3,991,233
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
354,837 shares (cost $3,080,777)	3,477,401
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
112,918 shares (cost $1,219,075)	1,248,875
Global Small Capitalization Fund - Class 4 (AMVGS4)
157,746 shares (cost $3,681,370)	3,140,719
Insurance Series(R) - International Fund: Class 4 (AMVI4)
69,578 shares (cost $1,187,978)	1,157,771
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
469,421 shares (cost $6,098,090)	6,285,545
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
63,498 shares (cost $1,219,597)	1,238,855
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
798,817 shares (cost $7,619,133)	7,548,823
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
872,042 shares (cost $6,201,712)	6,313,582
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
48,296 shares (cost $574,817)	562,647
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
235,550 shares (cost $2,532,498)	2,621,677
Global Allocation V.I. Fund - Class III (MLVGA3)
2,132,695 shares (cost $31,127,858)	28,514,136
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
62,305 shares (cost $608,365)	612,457
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
167,367 shares (cost $720,564)	733,069
VIP Small Cap Value Series: Service Class (DWVSVS)
27,647 shares (cost $961,579)	1,096,759
Floating-Rate Income Fund (ETVFR)
907,804 shares (cost $8,307,097)	8,406,267
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
81,217 shares (cost $1,607,978)	1,617,845
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
823,320 shares (cost $9,198,179)	9,040,053
Franklin Income Securities Fund - Class 2 (FTVIS2)
947,366 shares (cost $14,328,342)	14,570,482
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
314,588 shares (cost $6,513,762)	6,200,529
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
530,569 shares (cost $8,274,600)	8,621,748
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
527,953 shares (cost $3,877,277)	3,737,906
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
438,225 shares (cost $4,830,906)	4,916,887
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
49,892 shares (cost $746,992)	741,894
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
36,404 shares (cost $365,136)	361,132
Balanced Portfolio: Service Shares (JABS)
63,732 shares (cost $1,984,890)	2,032,402
Enterprise Portfolio: Service Shares (JAMGS)
41,642 shares (cost $2,282,451)	2,341,114

Flexible Bond Portfolio: Service Shares (JAFBS)
245,011 shares (cost $3,170,674)	3,094,488
Global Technology Portfolio: Service Shares (JAGTS)
174,896 shares (cost $1,427,037)	1,484,870
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
473,275 shares (cost $8,627,198)	8,883,373
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
25,676 shares (cost $650,236)	635,225
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
145,884 shares (cost $2,487,756)	2,396,869
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
250,882 shares (cost $3,720,924)	3,655,352
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
63,171 shares (cost $755,875)	769,408
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
139,835 shares (cost $1,094,218)	1,149,440
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
34,248 shares (cost $1,606,544)	1,584,296
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
190,494 shares (cost $2,975,563)	2,817,400
Utilities Series - Service Class (MVUSC)
32,017 shares (cost $860,675)	844,292
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
210,359 shares (cost $4,763,949)	4,676,271
The Merger Fund VL (MGRFV)
304,016 shares (cost $3,251,369)	3,201,291
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
609,142 shares (cost $4,750,555)	4,562,474
Emerging Markets Debt Portfolio - Class II (MSEMB)
963,545 shares (cost $7,485,637)	7,457,838
MSVGT2 (MSVGT2)
154,488 shares (cost $1,539,146)	1,517,068
Global Real Estate Portfolio - Class II (VKVGR2)
1,085,781 shares (cost $11,312,997)	11,248,690
NVIT Bond Index Fund Class I (NVBX)
1,505,725 shares (cost $16,140,867)	15,569,199
NVIT International Index Fund Class I (NVIX)
1,055,305 shares (cost $9,195,418)	9,012,306
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
296,122 shares (cost $2,967,229)	3,011,556
NVIT Flexible Fixed Income Fund Class P (NVFIP)
139,272 shares (cost $1,314,739)	1,302,189
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
531,646 shares (cost $5,043,771)	5,061,273
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
118,916 shares (cost $1,135,794)	1,097,592
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
105,805 shares (cost $1,008,454)	1,074,975
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
105,340 shares (cost $1,654,428)	1,712,821
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,732,724 shares (cost $41,416,504)	41,030,903
American Funds NVIT Bond Fund - Class II (GVABD2)
213,411 shares (cost $2,495,894)	2,413,681
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
127,325 shares (cost $3,631,721)	3,361,389
American Funds NVIT Growth Fund - Class II (GVAGR2)
63,647 shares (cost $5,071,253)	4,737,227

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
75,849 shares (cost $3,996,361)	3,919,134
Federated NVIT High Income Bond Fund - Class I (HIBF)
455,919 shares (cost $3,012,163)	2,977,149
NVIT Emerging Markets Fund - Class I (GEM)
308,564 shares (cost $3,037,626)	3,020,844
NVIT Emerging Markets Fund - Class II (GEM2)
18,130 shares (cost $168,268)	174,953
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
35,917 shares (cost $336,988)	335,825
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
21,194 shares (cost $189,448)	203,466
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
18,592 shares (cost $243,924)	244,488
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
888,233 shares (cost $8,506,763)	8,225,033
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,278,973 shares (cost $14,866,924)	13,812,904
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,390,820 shares (cost $16,234,932)	14,367,171
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,444,126 shares (cost $15,044,749)	14,383,492
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
3,087,303 shares (cost $34,756,139)	32,416,680
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,292,053 shares (cost $12,356,211)	11,809,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
773,196 shares (cost $8,494,511)	8,134,023
NVIT Core Bond Fund - Class II (NVCBD2)
191,834 shares (cost $2,070,481)	2,037,281
NVIT Core Plus Bond Fund - Class II (NVLCP2)
840,992 shares (cost $9,572,413)	9,335,011
NVIT Nationwide Fund - Class I (TRF)
127,856 shares (cost $1,812,220)	2,046,973
NVIT Nationwide Fund - Class II (TRF2)
29,095 shares (cost $445,290)	464,073
NVIT Government Bond Fund - Class I (GBF)
964,914 shares (cost $10,721,115)	10,343,879
NVIT Government Bond Fund - Class II (GBF2)
71,595 shares (cost $796,187)	765,353
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
404,681 shares (cost $5,200,703)	5,082,795
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
349,564 shares (cost $5,307,312)	5,285,406
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
257,923 shares (cost $4,489,075)	4,400,160
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,402,103 shares (cost $14,062,379)	13,922,884
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,409,833 shares (cost $43,656,889)	42,520,614
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,114,638 shares (cost $15,036,661)	14,624,057
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,624,678 shares (cost $18,595,632)	17,985,187
NVIT Mid Cap Index Fund - Class I (MCIF)
628,999 shares (cost $15,085,852)	15,246,930
NVIT Money Market Fund - Class I (SAM)
59,753 shares (cost $59,753)	59,753

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
507,227 shares (cost $5,281,296)	4,894,738
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
642,625 shares (cost $6,123,971)	6,162,777
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
723,553 shares (cost $8,577,928)	7,850,550
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,324,137 shares (cost $13,315,560)	13,387,022
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,701 shares (cost $101,416)	88,230
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
452,244 shares (cost $4,538,344)	4,422,943
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,027,314 shares (cost $10,601,337)	10,940,895
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
164,445 shares (cost $2,873,404)	2,562,060
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
29,898 shares (cost $484,432)	437,108
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
416,089 shares (cost $5,570,717)	6,191,403
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
43,967 shares (cost $598,241)	639,286
NVIT Multi-Manager Small Company Fund - Class I (SCF)
195,206 shares (cost $4,152,893)	4,191,071
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
14,400 shares (cost $274,271)	295,062
NVIT Multi-Sector Bond Fund - Class I (MSBF)
775,002 shares (cost $7,165,835)	7,075,772
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,434,700 shares (cost $14,864,387)	14,691,327
NVIT Large Cap Growth Fund - Class II (NVOLG2)
216,106 shares (cost $3,989,595)	3,416,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
40,156 shares (cost $430,015)	426,451
Invesco NVIT Comstock Value Fund - Class II (EIF2)
19,891 shares (cost $315,205)	347,491
NVIT Real Estate Fund - Class II (NVRE2)
379,727 shares (cost $2,545,309)	2,365,701
NVIT Money Market Fund - Class II (NVMM2)
147,894,840 shares (cost $147,894,840)	147,894,840
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
527,446 shares (cost $6,129,250)	6,165,843
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
158,943 shares (cost $1,876,580)	1,853,278
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
178,718 shares (cost $1,843,001)	1,812,201
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
104,427 shares (cost $1,079,871)	1,056,802
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
238,232 shares (cost $2,466,577)	2,513,348
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
118,458 shares (cost $1,225,135)	1,240,255
NVIT Small Cap Index Fund Class II (NVSIX2)
947,690 shares (cost $11,269,965)	11,798,738
NVIT S&P 500 Index Fund Class I (GVEX1)
5,286,198 shares (cost $75,934,669)	79,557,275
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
79,620 shares (cost $749,759)	755,590

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
59,334 shares (cost $554,312)	550,619
7Twelve Balanced Portfolio (NO7TB)
157,977 shares (cost $1,777,114)	1,791,464
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
639,832 shares (cost $6,981,236)	5,419,377
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
777,954 shares (cost $7,987,896)	7,616,165
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2,604,003 shares (cost $26,162,967)	27,966,990
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
292,130 shares (cost $2,993,550)	2,982,646
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
115,231 shares (cost $1,185,083)	1,186,876
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
95,680 shares (cost $1,058,456)	996,984
VP Income & Growth Fund - Class I (ACVIG)
1,192,339 shares (cost $10,401,219)	11,112,604
VP Inflation Protection Fund - Class II (ACVIP2)
1,079,341 shares (cost $11,081,425)	10,912,136
VP Ultra(R) Fund - Class I (ACVU1)
63,166 shares (cost $980,741)	975,908
VP Value Fund - Class I (ACVV)
2,276,670 shares (cost $21,572,270)	23,859,502
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
282,559 shares (cost $5,338,108)	5,654,013
Quality Bond Fund II - Primary Shares (FQB)
480 shares (cost $5,293)	5,275
Contrafund(R)Portfolio - Service Class 2 (FC2)
188,986 shares (cost $6,301,481)	6,132,597
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
37,114 shares (cost $580,403)	555,232
VIP Balanced Portfolio - Service Class 2 (FB2)
253,415 shares (cost $4,036,287)	4,158,535
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
657,674 shares (cost $13,530,437)	14,113,688
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
171,337 shares (cost $3,276,287)	3,382,196
VIP Growth Portfolio - Service Class 2 (FG2)
637,397 shares (cost $38,045,436)	37,249,460
VIP High Income Portfolio - Service Class 2 (FHI2)
1,741,428 shares (cost $9,103,135)	9,055,424
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
174,570 shares (cost $2,233,583)	2,154,196
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
61,685 shares (cost $708,135)	698,269
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)
151,617 shares (cost $1,573,568)	1,576,820
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
158,146 shares (cost $1,468,408)	1,442,295
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
86,749 shares (cost $1,426,354)	1,689,876
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
37,214 shares (cost $720,067)	765,869
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
510,614 shares (cost $3,711,134)	3,722,377
International Growth Fund/VA - Service Shares (OVIGS)
493,387 shares (cost $1,090,505)	1,065,716

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
114,186 shares (cost $4,187,037)	3,955,388
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
98,654 shares (cost $2,105,982)	2,343,023
All Asset Portfolio - Advisor Class (PMVAAD)
952,434 shares (cost $9,433,506)	9,638,630
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
143,921 shares (cost $1,501,338)	1,407,547
Low Duration Portfolio - Advisor Class (PMVLAD)
1,921,762 shares (cost $19,724,715)	19,678,840
Total Return Portfolio - Advisor Class (PMVTRD)
1,985,660 shares (cost $21,239,587)	21,127,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
351,152 shares (cost $2,805,268)	2,791,657
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
276,812 shares (cost $3,479,134)	3,482,295
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
486,180 shares (cost $5,724,004)	5,610,517
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,321,956 shares (cost $33,255,277)	33,495,157
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
26,520 shares (cost $418,408)	421,927
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
39,315 shares (cost $397,428)	362,481
VT Equity Income Fund: Class IB (PVEIB)
72,834 shares (cost $1,579,177)	1,718,156
VI International Growth Fund - Series II Shares (AVIE2)
8,572 shares (cost $281,044)	278,069
VP UltraShort NASDAQ-100 (PROUSN)
40,686 shares (cost $409,055)	404,824
VP Access High Yield Fund (PROAHY)
1,133,532 shares (cost $33,185,197)	33,008,446
VP Asia 30 (PROA30)
26,904 shares (cost $1,380,586)	1,271,491
VP Banks (PROBNK)
176,405 shares (cost $3,691,076)	3,905,616
VP Basic Materials (PROBM)
118,977 shares (cost $6,652,709)	6,742,446
VP Bear (PROBR)
19,560 shares (cost $813,357)	788,257
VP Biotechnology (PROBIO)
80,161 shares (cost $4,911,983)	4,605,233
VP Bull (PROBL)
300,955 shares (cost $13,047,000)	13,106,588
VP Consumer Goods (PROCG)
57,936 shares (cost $3,489,439)	3,428,649
VP Consumer Services (PROCS)
127,603 shares (cost $7,724,703)	7,857,777
VP Emerging Markets (PROEM)
184,579 shares (cost $4,010,901)	3,859,543
VP Europe 30 (PROE30)
139,445 shares (cost $2,827,160)	2,906,037
VP Financials (PROFIN)
244,742 shares (cost $7,980,591)	8,705,485
VP Health Care (PROHC)
114,523 shares (cost $7,780,416)	7,374,152
VP Industrials (PROIND)
179,917 shares (cost $12,154,833)	12,284,744

VP International (PROINT)
99,601 shares (cost $1,939,066)	1,919,311
VP Internet (PRONET)
51,783 shares (cost $4,193,512)	4,238,962
VP Japan (PROJP)
39,824 shares (cost $1,553,610)	1,748,282
VP NASDAQ-100 (PRON)
323,388 shares (cost $10,491,875)	10,642,693
VP Oil & Gas (PROOG)
359,891 shares (cost $12,487,124)	13,902,582
VP Pharmaceuticals (PROPHR)
65,286 shares (cost $2,368,993)	2,312,424
VP Precious Metals (PROPM)
185,394 shares (cost $3,618,909)	3,477,982
VP Real Estate (PRORE)
49,931 shares (cost $3,262,733)	3,246,498
VP Rising Rates Opportunity (PRORRO)
56,890 shares (cost $3,019,581)	3,010,611
VP Semiconductor (PROSCN)
87,404 shares (cost $3,264,599)	3,414,878
VP Short Emerging Markets (PROSEM)
8,968 shares (cost $104,485)	105,463
VP Short International (PROSIN)
39,604 shares (cost $488,276)	474,056
VP Short NASDAQ-100 (PROSN)
46,385 shares (cost $724,261)	709,222
VP Technology (PROTEC)
146,488 shares (cost $4,441,464)	4,560,184
VP Telecommunications (PROTEL)
33,179 shares (cost $1,302,613)	1,353,036
VP U.S. Government Plus (PROGVP)
63,017 shares (cost $1,407,241)	1,429,229
VP UltraNASDAQ-100 (PROUN)
71,882 shares (cost $4,926,214)	4,959,855
VP Utilities (PROUTL)
107,924 shares (cost $4,733,292)	4,714,125
Global Managed Futures Strategy (RVMFU)
386,204 shares (cost $7,130,559)	6,152,238
Variable Fund - Long Short Equity Fund (RSRF)
513,440 shares (cost $7,756,105)	7,891,568
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)
52,398 shares (cost $1,903,683)	1,969,655
Variable Trust - Banking Fund (RBKF)
63,202 shares (cost $4,927,129)	5,365,209
Variable Trust - Basic Materials Fund (RBMF)
86,067 shares (cost $5,730,566)	5,818,106
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)
53,311 shares (cost $1,357,022)	1,436,196
Variable Trust - Biotechnology Fund (RBF)
117,568 shares (cost $8,401,201)	7,859,442
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)
96,436 shares (cost $2,391,960)	2,412,818
Variable Trust - Commodities Strategy Fund (RVCMD)
23,121 shares (cost $1,845,490)	1,935,883
Variable Trust - Consumer Products Fund (RCPF)
145,416 shares (cost $9,493,547)	8,985,242
Variable Trust - Dow 2x Strategy Fund (RVLDD)
83,827 shares (cost $8,896,673)	9,227,710

Variable Trust - Electronics Fund (RELF)
79,242 shares (cost $4,569,171)	4,829,812
Variable Trust - Energy Fund (RENF)
220,595 shares (cost $16,028,090)	17,667,434
Variable Trust - Energy Services Fund (RESF)
133,780 shares (cost $8,029,656)	9,471,607
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
10,107 shares (cost $813,864)	829,398
Variable Trust - Financial Services Fund (RFSF)
123,896 shares (cost $8,524,971)	9,095,169
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
219,608 shares (cost $6,732,412)	6,447,700
Variable Trust - Health Care Fund (RHCF)
209,443 shares (cost $11,658,272)	11,018,774
Variable Trust - Internet Fund (RINF)
75,792 shares (cost $5,061,233)	4,936,347
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
16,741 shares (cost $1,098,139)	1,108,433
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
12,193 shares (cost $1,271,334)	1,267,788
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2,423 shares (cost $196,964)	191,239
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
5,712 shares (cost $450,975)	449,426
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
149,473 shares (cost $10,607,687)	10,617,086
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
17,503 shares (cost $1,471,677)	1,473,963
Variable Trust - Japan 2x Strategy Fund (RLCJ)
11,646 shares (cost $802,960)	781,227
Variable Trust - Leisure Fund (RLF)
50,913 shares (cost $4,115,709)	4,185,521
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
394,836 shares (cost $13,226,388)	14,285,164
Variable Fund - Multi-Hedge Strategies (RVARS)
301,792 shares (cost $7,259,694)	7,227,907
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
208,045 shares (cost $8,051,054)	8,067,992
Variable Trust - NASDAQ-100(R) Fund (ROF)
502,139 shares (cost $15,742,909)	16,008,198
Variable Trust - Nova Fund (RNF)
186,015 shares (cost $16,443,163)	16,663,247
Variable Trust - Precious Metals Fund (RPMF)
341,954 shares (cost $10,846,812)	10,159,446
Variable Trust - Real Estate Fund (RREF)
139,193 shares (cost $5,258,335)	5,250,343
Variable Trust - Retailing Fund (RRF)
32,593 shares (cost $2,240,034)	2,148,215
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
64,148 shares (cost $4,069,035)	4,106,762
Variable Trust - S&P 500 2x Strategy Fund (RTF)
87,533 shares (cost $14,723,429)	15,450,488
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
691,671 shares (cost $29,506,046)	29,264,610
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
547,051 shares (cost $28,718,386)	30,875,556
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
360,925 shares (cost $11,771,774)	11,946,606

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
355,516 shares (cost $17,646,496)	19,318,763
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
212,084 shares (cost $9,719,026)	10,572,373
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
234,540 shares (cost $14,603,441)	16,213,770
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
52,189 shares (cost $2,171,387)	2,291,110
Variable Trust - Technology Fund (RTEC)
120,023 shares (cost $8,749,039)	8,986,155
Variable Trust - Telecommunications Fund (RTEL)
17,431 shares (cost $999,481)	993,899
Variable Trust - Transportation Fund (RTRF)
85,324 shares (cost $5,739,780)	6,040,945
Variable Trust - Utilities Fund (RUTL)
183,830 shares (cost $4,704,241)	4,823,697
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
6,174 shares (cost $358,994)	348,793
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
781,265 shares (cost $20,381,035)	20,484,766
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
23,664 shares (cost $1,905,646)	1,928,820
Health Sciences Portfolio - II (TRHS2)
109,329 shares (cost $3,927,328)	3,649,406
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
130,138 shares (cost $2,524,515)	3,036,123
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
227,843 shares (cost $4,906,525)	5,500,131
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,028,744 shares (cost $20,723,791)	16,319,220
Variable Insurance Portfolios - Energy (WRENG)
132,463 shares (cost $746,776)	897,104

Total Investments	$1,791,532,650

Accounts Receivable - VP Bear (PROBR)	257
Accounts Receivable - VP Short Emerging Markets (PROSEM)	1,306
Accounts Receivable - VP Short International (PROSIN)	9,601
Accounts Receivable - VP UltraShort NASDAQ-100 (PROUSN)	355
Accounts Receivable - Rydex Variable Trust - High Yield Strategy Fund (RHYS)	1,108
Accounts Receivable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	23,889
Accounts Receivable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	711
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(4)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,172)
Accounts Payable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	(17,801)
Accounts Payable - VP Emerging Markets (PROEM)	(2,160)
Accounts Payable - VP U.S. Government Plus (PROGVP)	(501)
Accounts Payable - VP International (PROINT)	(1,255)
Accounts Payable - VP Rising Rates Opportunity (PRORRO)	(896)
Accounts Payable - Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	(1,548)
Accounts Payable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	(606)
Other Accounts Payable	(32,797)

$1,791,511,137

Contract Owners’ Equity:
Accumulation units	1,791,441,597
Contracts in payout (annuitization) period (note 1f)	69,540

Total Contract Owners’ Equity (note 5)	$1,791,511,137

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$23,080,029	9,144	67,474	8,774	3,144	13,530	105,206	7,307
Mortality and expense risk charges (note 2)	(24,349,478)	(20,884)	(40,552)	(16,015)	(43,204)	(7,281)	(38,596)	(7,497)

Net investment income (loss)	(1,269,449)	(11,740)	26,922	(7,241)	(40,060)	6,249	66,610	(190)

Realized gain (loss) on investments	(53,816,292)	11,897	(601,047)	(10,828)	(278,413)	(14,143)	8,826	(1,022)
Change in unrealized gain (loss) on investments	89,042,525	104,826	1,472,428	89,145	(214,917)	(21,350)	207,600	19,960

Net gain (loss) on investments	35,226,233	116,723	871,381	78,317	(493,330)	(35,493)	216,426	18,938

Reinvested capital gains	44,053,390	95,896	-	354	563,756	47,039	250,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,010,174	200,879	898,303	71,430	30,366	17,795	533,484	18,748

Investment Activity:	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CSCRS	DWVSVS
Reinvested dividends	$206,746	119,751	3,859	17,337	349,861	11,743	-	2,227
Mortality and expense risk charges (note 2)	(95,455)	(25,101)	(2,944)	(10,563)	(434,690)	(7,471)	(7,602)	(5,645)

Net investment income (loss)	111,291	94,650	915	6,774	(84,829)	4,272	(7,602)	(3,418)

Realized gain (loss) on investments	(86,404)	94,220	738	8,678	(1,166,385)	(8,871)	(205,439)	3,513
Change in unrealized gain (loss) on investments	66,991	131,690	(12,170)	89,179	1,931,350	32,104	262,350	140,004

Net gain (loss) on investments	(19,413)	225,910	(11,432)	97,857	764,965	23,233	56,911	143,517

Reinvested capital gains	-	-	-	68,034	-	-	-	27,728

Net increase (decrease) in contract owners’ equity resulting from operations	$91,878	320,560	(10,517)	172,665	680,136	27,505	49,309	167,827

Investment Activity:	ETVFR	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2
Reinvested dividends	$148,145	19,912	303,772	614,593	89,267	-	135,843	8,398
Mortality and expense risk charges (note 2)	(58,583)	(11,039)	(66,169)	(201,541)	(78,353)	(86,386)	(46,022)	(54,831)

Net investment income (loss)	89,562	8,873	237,603	413,052	10,914	(86,386)	89,821	(46,433)

Realized gain (loss) on investments	48,025	3,931	90,060	(543,959)	(287,666)	(67,230)	(53,723)	(185,058)
Change in unrealized gain (loss) on investments	157,667	5,727	(70,266)	1,583,693	409,418	388,991	222,358	521,461

Net gain (loss) on investments	205,692	9,658	19,794	1,039,734	121,752	321,761	168,635	336,403

Reinvested capital gains	-	10,227	-	-	423,288	5,645	114,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$295,254	28,758	257,397	1,452,786	555,954	241,020	373,446	289,970

Investment Activity:	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2
Reinvested dividends	$20,525	10,826	23,278	11,541	56,685	537	83,611	2,548
Mortality and expense risk charges (note 2)	(4,387)	(1,277)	(11,491)	(18,103)	(23,314)	(7,472)	(88,016)	(6,318)

Net investment income (loss)	16,138	9,549	11,787	(6,562)	33,371	(6,935)	(4,405)	(3,770)

Realized gain (loss) on investments	(17)	61	(1,006)	12,306	(1,516)	7,972	(411,327)	(8,087)
Change in unrealized gain (loss) on investments	(3,466)	(4,014)	47,779	54,370	(70,071)	56,596	1,206,071	2,890

Net gain (loss) on investments	(3,483)	(3,953)	46,773	66,676	(71,587)	64,568	794,744	(5,197)

Reinvested capital gains	8	-	9,124	121,574	-	20,727	-	32,917

Net increase (decrease) in contract owners’ equity resulting from operations	$12,663	5,596	67,684	181,688	(38,216)	78,360	790,339	23,950

Investment Activity:	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC
Reinvested dividends	$53,497	93,024	4,471	4,549	15,586	-	25,676	36,463
Mortality and expense risk charges (note 2)	(16,843)	(20,869)	(2,810)	(6,790)	(12,106)	(41,081)	(6,087)	(30,082)

Net investment income (loss)	36,654	72,155	1,661	(2,241)	3,480	(41,081)	19,589	6,381

Realized gain (loss) on investments	17,643	(1,548)	532	1,904	(1,563)	(62,750)	(5,165)	(1,360)
Change in unrealized gain (loss) on investments	(76,277)	(48,316)	13,533	60,526	(21,533)	45,208	(7,317)	(96,016)

Net gain (loss) on investments	(58,634)	(49,864)	14,065	62,430	(23,096)	(17,542)	(12,482)	(97,376)

Reinvested capital gains	7,765	-	20,492	54,454	129,117	150,692	16,307	73,723

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,215)	22,291	36,218	114,643	109,501	92,069	23,414	(17,272)

Investment Activity:	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	NVBX	NVIX	NLFOSP
Reinvested dividends	$22,998	81,809	359,717	-	130,490	341,137	226,153	55,845
Mortality and expense risk charges (note 2)	(36,862)	(51,457)	(97,063)	(22,279)	(137,930)	(219,011)	(71,043)	(43,972)

Net investment income (loss)	(13,864)	30,352	262,654	(22,279)	(7,440)	122,126	155,110	11,873

Realized gain (loss) on investments	(37,875)	(299,252)	(150,791)	(89,340)	10,946	209,954	(226,133)	(3,203)
Change in unrealized gain (loss) on investments	49,643	355,280	377,082	160,086	82,126	(255,528)	70,431	95,136

Net gain (loss) on investments	11,768	56,028	226,291	70,746	93,072	(45,574)	(155,702)	91,933

Reinvested capital gains	35,550	237,169	-	6,541	-	31,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,454	323,549	488,945	55,008	85,632	108,000	(592)	103,806

Investment Activity:	NVFIP	NVFMGP	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$43,128	121,774	14,014	-	26,351	683,204	42,107	39,814
Mortality and expense risk charges (note 2)	(17,552)	(57,310)	(10,213)	(8,695)	(8,621)	(504,530)	(14,284)	(23,041)

Net investment income (loss)	25,576	64,464	3,801	(8,695)	17,730	178,674	27,823	16,773

Realized gain (loss) on investments	(20,606)	(15,903)	(26,736)	197	585	(114,453)	766	(10,550)
Change in unrealized gain (loss) on investments	61,866	177,319	49,219	74,621	65,494	297,803	(81,199)	(258,037)

Net gain (loss) on investments	41,260	161,416	22,483	74,818	66,079	183,350	(80,433)	(268,587)

Reinvested capital gains	-	72,156	60,407	-	87,713	2,163,941	5,814	254,199

Net increase (decrease) in contract owners’ equity resulting from operations	$66,836	298,036	86,691	66,123	171,522	2,525,965	(46,796)	2,385

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2
Reinvested dividends	$7,158	29,681	194,395	26,709	2,026	4,616	1,358	1,649
Mortality and expense risk charges (note 2)	(28,781)	(26,997)	(51,110)	(49,399)	(2,056)	(1,487)	(1,242)	(1,614)

Net investment income (loss)	(21,623)	2,684	143,285	(22,690)	(30)	3,129	116	35

Realized gain (loss) on investments	(59,409)	(22,599)	(6,065)	(346,273)	(388)	(8)	(2,884)	(4,227)
Change in unrealized gain (loss) on investments	(332,504)	(59,750)	290,879	594,374	11,680	(1,013)	14,019	6,167

Net gain (loss) on investments	(391,913)	(82,349)	284,814	248,101	11,292	(1,021)	11,135	1,940

Reinvested capital gains	667,869	353,073	-	-	-	-	7,349	13,935

Net increase (decrease) in contract owners’ equity resulting from operations	$254,333	273,408	428,099	225,411	11,262	2,108	18,600	15,910

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2
Reinvested dividends	$192,017	360,345	386,140	352,532	882,873	338,373	214,624	37,468
Mortality and expense risk charges (note 2)	(125,443)	(201,144)	(227,724)	(231,106)	(515,597)	(209,925)	(130,954)	(10,224)

Net investment income (loss)	66,574	159,201	158,416	121,426	367,276	128,448	83,670	27,244

Realized gain (loss) on investments	(218,978)	(439,202)	(274,285)	(225,784)	(2,346,862)	(1,137,235)	(339,179)	168
Change in unrealized gain (loss) on investments	(16,599)	171,707	(248,834)	183,740	1,224,603	513,214	293,857	(24,693)

Net gain (loss) on investments	(235,577)	(267,495)	(523,119)	(42,044)	(1,122,259)	(624,021)	(45,322)	(24,525)

Reinvested capital gains	691,501	690,500	1,118,782	340,721	2,298,145	1,166,928	325,515	2,193

Net increase (decrease) in contract owners’ equity resulting from operations	$522,498	582,206	754,079	420,103	1,543,162	671,355	363,863	4,912

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$251,973	29,605	4,240	207,011	14,573	78,446	101,796	78,056
Mortality and expense risk charges (note 2)	(165,309)	(39,435)	(2,147)	(222,856)	(7,283)	(76,330)	(64,102)	(62,834)

Net investment income (loss)	86,664	(9,830)	2,093	(15,845)	7,290	2,116	37,694	15,222

Realized gain (loss) on investments	99,046	(127,049)	177	200,200	(2,918)	29,709	(46,197)	(77,427)
Change in unrealized gain (loss) on investments	(15,056)	279,201	17,355	(108,670)	(28,545)	2,931	123,045	144,622

Net gain (loss) on investments	83,990	152,152	17,532	91,530	(31,463)	32,640	76,848	67,195

Reinvested capital gains	34,730	-	-	-	-	378,444	120,689	166,450

Net increase (decrease) in contract owners’ equity resulting from operations	$205,384	142,322	19,625	75,685	(24,173)	413,200	235,231	248,867

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2
Reinvested dividends	$270,777	768,960	246,185	339,741	157,477	3	39,238	105,453
Mortality and expense risk charges (note 2)	(188,791)	(499,972)	(168,553)	(205,776)	(119,895)	(784)	(52,396)	(60,400)

Net investment income (loss)	81,986	268,988	77,632	133,965	37,582	(781)	(13,158)	45,053

Realized gain (loss) on investments	(449,668)	(914,027)	(17,261)	(203,179)	(229,489)	-	(188,029)	(327,007)
Change in unrealized gain (loss) on investments	380,080	503,183	(78,926)	74,700	498,710	-	(84,204)	518,695

Net gain (loss) on investments	(69,588)	(410,844)	(96,187)	(128,479)	269,221	-	(272,233)	191,688

Reinvested capital gains	267,053	2,111,569	942,292	560,583	1,112,273	1	59,026	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,451	1,969,713	923,737	566,069	1,419,076	(780)	(226,365)	236,741

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$47,414	175,438	-	-	139,602	-	-	33,643
Mortality and expense risk charges (note 2)	(83,156)	(99,968)	(1,489)	(84,108)	(126,433)	(40,016)	(3,899)	(67,732)

Net investment income (loss)	(35,742)	75,470	(1,489)	(84,108)	13,169	(40,016)	(3,899)	(34,089)

Realized gain (loss) on investments	(146,505)	(537,725)	38,322	(1,074,907)	(699,150)	(319,423)	(12,166)	(597,859)
Change in unrealized gain (loss) on investments	(477,080)	924,082	(49,939)	575,672	1,108,273	(163,017)	(43,630)	1,223,398

Net gain (loss) on investments	(623,585)	386,357	(11,617)	(499,235)	409,123	(482,440)	(55,796)	625,539

Reinvested capital gains	658,135	565,120	10,571	654,820	842,367	554,371	91,558	477,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,192)	1,026,947	(2,535)	71,477	1,264,659	31,915	31,863	1,069,197

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2
Reinvested dividends	$1,769	11,723	265	168,080	242,582	17,075	8,859	5,577
Mortality and expense risk charges (note 2)	(3,189)	(42,104)	(2,766)	(73,417)	(149,910)	(32,340)	(3,850)	(2,685)

Net investment income (loss)	(1,420)	(30,381)	(2,501)	94,663	92,672	(15,265)	5,009	2,892

Realized gain (loss) on investments	(7,112)	(151,879)	319	100,190	(49,580)	(83,422)	(7,204)	(209)
Change in unrealized gain (loss) on investments	41,117	351,542	22,792	42,865	23,319	(573,574)	3,442	36,966

Net gain (loss) on investments	34,005	199,663	23,111	143,055	(26,261)	(656,996)	(3,762)	36,757

Reinvested capital gains	34,120	467,330	41,689	-	-	767,356	5,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,705	636,612	62,299	237,718	66,411	95,095	6,673	39,649

Investment Activity:	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$40,501	-	75,899	23,820	40,457	30,963	41,424	21,575
Mortality and expense risk charges (note 2)	(36,199)	(2,921,594)	(82,516)	(25,078)	(26,721)	(20,796)	(28,499)	(15,148)

Net investment income (loss)	4,302	(2,921,594)	(6,617)	(1,258)	13,736	10,167	12,925	6,427

Realized gain (loss) on investments	(367,023)	-	39,724	(33,988)	(46,481)	(19,989)	(4,880)	(7,307)
Change in unrealized gain (loss) on investments	182,777	-	291,599	178,207	109,793	56,049	116,196	50,849

Net gain (loss) on investments	(184,246)	-	331,323	144,219	63,312	36,060	111,316	43,542

Reinvested capital gains	250,135	3,497	71,884	18,113	-	2,907	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,191	(2,918,097)	396,590	161,074	77,048	49,134	124,241	49,969

Investment Activity:	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVMH2	NOVPI2	NOTBBA
Reinvested dividends	$106,507	1,366,932	6,381	-	2,836	-	-	4,918
Mortality and expense risk charges (note 2)	(79,248)	(587,982)	(5,823)	(6,480)	(26,734)	(97,080)	(127,409)	(412,100)

Net investment income (loss)	27,259	778,950	558	(6,480)	(23,898)	(97,080)	(127,409)	(407,182)

Realized gain (loss) on investments	(173,506)	(678,587)	(50)	(2,875)	(26,368)	(370,363)	(169,414)	517,485
Change in unrealized gain (loss) on investments	669,951	3,891,842	7,420	1,180	166,386	(175,441)	506,056	2,563,165

Net gain (loss) on investments	496,445	3,213,255	7,370	(1,695)	140,018	(545,804)	336,642	3,080,650

Reinvested capital gains	898,171	800,590	8,311	2,883	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,421,875	4,792,795	16,239	(5,292)	116,120	(642,884)	209,233	2,673,468

Investment Activity:	PMUBA	PMVSTA	ALVBWB	ACVIG	ACVIP2	ACVU1	ACVV	DVMCSS
Reinvested dividends	$50,224	10,555	23,183	252,327	194,630	3,107	268,511	25,304
Mortality and expense risk charges (note 2)	(47,436)	(7,811)	(19,344)	(163,808)	(158,503)	(11,975)	(220,446)	(57,517)

Net investment income (loss)	2,788	2,744	3,839	88,519	36,127	(8,868)	48,065	(32,213)

Realized gain (loss) on investments	(124,556)	2,370	(97,549)	(80,246)	(273,337)	(23,609)	(605,216)	(130,539)
Change in unrealized gain (loss) on investments	195,848	2,054	50,836	959,051	429,331	16,598	2,582,418	500,212

Net gain (loss) on investments	71,292	4,424	(46,713)	878,805	155,994	(7,011)	1,977,202	369,673

Reinvested capital gains	-	5,158	85,819	191,430	78,510	36,830	-	211,616

Net increase (decrease) in contract owners’ equity resulting from operations	$74,080	12,326	42,945	1,158,754	270,631	20,951	2,025,267	549,076

Investment Activity:	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2
Reinvested dividends	$187	36,855	7,222	47,198	281,016	46,868	-	460,836
Mortality and expense risk charges (note 2)	(68)	(84,152)	(14,677)	(21,050)	(184,782)	(9,013)	(365,354)	(71,535)

Net investment income (loss)	119	(47,297)	(7,455)	26,148	96,234	37,855	(365,354)	389,301

Realized gain (loss) on investments	-	(213,721)	(153,923)	32,909	(743,427)	8,356	(2,279,676)	(86,570)
Change in unrealized gain (loss) on investments	10	98,012	104,211	125,063	1,788,190	105,908	(1,994,455)	486,451

Net gain (loss) on investments	10	(115,709)	(49,712)	157,972	1,044,763	114,264	(4,274,131)	399,881

Reinvested capital gains	-	511,964	56,037	9,745	759,458	-	2,011,604	-

Net increase (decrease) in contract owners’ equity resulting from operations	$129	348,958	(1,130)	193,865	1,900,455	152,119	(2,627,881)	789,182

Investment Activity:	FIGBP2	GVGMNS	GVHQFA	GVSIA	SBVI	SBVSG2	LPWHY2	OVIGS
Reinvested dividends	$46,357	1,963	15,422	26,112	24,872	-	209,420	6,270
Mortality and expense risk charges (note 2)	(65,054)	(9,199)	(27,075)	(18,587)	(23,963)	(4,311)	(46,565)	(8,739)

Net investment income (loss)	(18,697)	(7,236)	(11,653)	7,525	909	(4,311)	162,855	(2,469)

Realized gain (loss) on investments	(104,252)	(2,172)	(10,040)	(8,026)	28,132	1,489	(146,779)	(1,186)
Change in unrealized gain (loss) on investments	(79,387)	29,442	10,591	(5,153)	127,441	45,729	371,772	(27,531)

Net gain (loss) on investments	(183,639)	27,270	551	(13,179)	155,573	47,218	224,993	(28,717)

Reinvested capital gains	-	-	-	-	33,610	19,005	-	17,278

Net increase (decrease) in contract owners’ equity resulting from operations	$(202,336)	20,034	(11,102)	(5,654)	190,092	61,912	387,848	(13,908)

Investment Activity:	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$32,062	3,438	234,855	30,501	285,323	450,871	19,512	190,609
Mortality and expense risk charges (note 2)	(58,559)	(15,558)	(140,330)	(38,181)	(324,024)	(338,890)	(29,596)	(51,007)

Net investment income (loss)	(26,497)	(12,120)	94,525	(7,680)	(38,701)	111,981	(10,084)	139,602

Realized gain (loss) on investments	(381,548)	3,843	(810,850)	(28,430)	(662,822)	(704,992)	(655,972)	(32,652)
Change in unrealized gain (loss) on investments	(56,881)	243,717	1,517,065	66,538	625,525	827,246	896,101	273,427

Net gain (loss) on investments	(438,429)	247,560	706,215	38,108	(37,297)	122,254	240,129	240,775

Reinvested capital gains	284,269	52,922	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,657)	288,362	800,740	30,428	(75,998)	234,235	230,045	380,377

Investment Activity:	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB	AVIE2	PROUSN	PROAHY
Reinvested dividends	$90,351	1,568,784	989	17,391	14,758	1,983	-	1,605,654
Mortality and expense risk charges (note 2)	(98,597)	(424,122)	(6,523)	(5,319)	(12,166)	(1,783)	(13,286)	(673,709)

Net investment income (loss)	(8,246)	1,144,662	(5,534)	12,072	2,592	200	(13,286)	931,945

Realized gain (loss) on investments	(232,295)	554,927	(188,589)	(10,597)	2,104	(35)	(381,164)	2,234,286
Change in unrealized gain (loss) on investments	417,375	1,173,263	215,894	40,555	138,400	(4,084)	(14,600)	109,843

Net gain (loss) on investments	185,080	1,728,190	27,305	29,958	140,504	(4,119)	(395,764)	2,344,129

Reinvested capital gains	-	-	-	-	13,894	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$176,834	2,872,852	21,771	42,030	156,990	(3,919)	(409,050)	3,276,074

Investment Activity:	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS
Reinvested dividends	$17,680	3,068	25,831	-	-	-	51,355	-
Mortality and expense risk charges (note 2)	(24,590)	(20,507)	(71,653)	(17,339)	(88,062)	(149,200)	(93,063)	(65,326)

Net investment income (loss)	(6,910)	(17,439)	(45,822)	(17,339)	(88,062)	(149,200)	(41,708)	(65,326)

Realized gain (loss) on investments	30,272	(32,868)	356,246	(332,003)	(1,280,829)	(210,666)	410,323	(222,598)
Change in unrealized gain (loss) on investments	(102,812)	252,261	223,585	(8,835)	78,539	365,897	(131,908)	249,089

Net gain (loss) on investments	(72,540)	219,393	579,831	(340,838)	(1,202,290)	155,231	278,415	26,491

Reinvested capital gains	-	-	-	-	79,873	220,116	-	38,056

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,450)	201,954	534,009	(358,177)	(1,210,479)	226,147	236,707	(779)

Investment Activity:	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP
Reinvested dividends	$10,793	83,384	17,462	-	15,097	-	-	-
Mortality and expense risk charges (note 2)	(72,103)	(51,066)	(74,323)	(148,473)	(89,948)	(21,349)	(59,042)	(25,696)

Net investment income (loss)	(61,310)	32,318	(56,861)	(148,473)	(74,851)	(21,349)	(59,042)	(25,696)

Realized gain (loss) on investments	335,367	(340,772)	(412,394)	(631,388)	(210,144)	(146,880)	(324,069)	(592,115)
Change in unrealized gain (loss) on investments	(113,560)	388,069	797,916	(272,154)	329,336	44,017	(123,595)	405,376

Net gain (loss) on investments	221,807	47,297	385,522	(903,542)	119,192	(102,863)	(447,664)	(186,739)

Reinvested capital gains	-	-	-	-	-	-	225,852	-

Net increase (decrease) in contract owners’ equity resulting from operations	$160,497	79,615	328,661	(1,052,015)	44,341	(124,212)	(280,854)	(212,435)

Investment Activity:	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM
Reinvested dividends	$-	174,419	22,995	-	88,005	-	2,833	-
Mortality and expense risk charges (note 2)	(121,692)	(218,689)	(46,051)	(85,449)	(107,797)	(11,916)	(27,555)	(6,166)

Net investment income (loss)	(121,692)	(44,270)	(23,056)	(85,449)	(19,792)	(11,916)	(24,722)	(6,166)

Realized gain (loss) on investments	(576,043)	(2,602,837)	(472,605)	1,598,283	18,350	4,186	291,273	(92,555)
Change in unrealized gain (loss) on investments	310,056	4,973,582	27,111	(145,184)	(108,856)	(15,936)	70,903	(4,332)

Net gain (loss) on investments	(265,987)	2,370,745	(445,494)	1,453,099	(90,506)	(11,750)	362,176	(96,887)

Reinvested capital gains	279,579	-	139,956	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,100)	2,326,475	(328,594)	1,367,650	(110,298)	(23,666)	337,454	(103,053)

Investment Activity:	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU
Reinvested dividends	$-	-	-	39,968	-	-	89,547	208,865
Mortality and expense risk charges (note 2)	(8,189)	(11,557)	(89,427)	(39,709)	(64,835)	(47,164)	(126,289)	(87,683)

Net investment income (loss)	(8,189)	(11,557)	(89,427)	259	(64,835)	(47,164)	(36,742)	121,182

Realized gain (loss) on investments	(41,106)	(165,185)	12,862	200,138	(600,081)	(30,764)	915,735	(688,451)
Change in unrealized gain (loss) on investments	(16,301)	(12,051)	183,614	44,602	34,006	96,709	(46,001)	(481,516)

Net gain (loss) on investments	(57,407)	(177,236)	196,476	244,740	(566,075)	65,945	869,734	(1,169,967)

Reinvested capital gains	-	-	-	-	-	325,440	167,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,596)	(188,793)	107,049	244,999	(630,910)	344,221	1,000,173	(1,048,785)

Investment Activity:	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$-	147,978	30,191	-	41,026	-	106,989	-
Mortality and expense risk charges (note 2)	(119,290)	(143,514)	(39,481)	(72,743)	(107,163)	(135,455)	(240,296)	(22,546)

Net investment income (loss)	(119,290)	4,464	(9,290)	(72,743)	(66,137)	(135,455)	(133,307)	(22,546)

Realized gain (loss) on investments	343,268	(1,408,440)	187,181	462,562	(651,088)	(4,112,330)	(1,421,684)	(548,353)
Change in unrealized gain (loss) on investments	(442,034)	1,848,629	515,812	439,399	1,108,989	1,271,647	1,838,912	615,443

Net gain (loss) on investments	(98,766)	440,189	702,993	901,961	457,901	(2,840,683)	417,228	67,090

Reinvested capital gains	-	204,358	-	91,136	-	-	847,030	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,056)	649,011	693,703	920,354	391,764	(2,976,138)	1,130,951	44,544

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB
Reinvested dividends	$83,950	-	-	126,663	82,766	15,437	91,836	128,015
Mortality and expense risk charges (note 2)	(182,575)	(105,528)	(50,483)	(245,563)	(127,613)	(12,095)	(88,197)	(184,497)

Net investment income (loss)	(98,625)	(105,528)	(50,483)	(118,900)	(44,847)	3,342	3,639	(56,482)

Realized gain (loss) on investments	857,198	891,489	361,507	(735,820)	(1,962,105)	(89,176)	(114,392)	1,792,654
Change in unrealized gain (loss) on investments	(898,217)	180,176	281,072	5,494,813	3,563,716	51,047	821,814	(246,857)

Net gain (loss) on investments	(41,019)	1,071,665	642,579	4,758,993	1,601,611	(38,129)	707,422	1,545,797

Reinvested capital gains	585,411	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$445,767	966,137	592,096	4,640,093	1,556,764	(34,787)	711,061	1,489,315

Investment Activity:	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(202,498)	(64,740)	(58,140)	(27,527)	(6,563)	(9,410)	(91,872)	(37,908)

Net investment income (loss)	(202,498)	(64,740)	(58,140)	(27,527)	(6,563)	(9,410)	(91,872)	(37,908)

Realized gain (loss) on investments	(3,345,576)	(397,499)	(1,700,957)	(28,785)	(134,722)	(105,278)	(2,176,270)	(303,699)
Change in unrealized gain (loss) on investments	1,017,812	(195,724)	(10,648)	(11,686)	(10,613)	(5,014)	(13,615)	6,968

Net gain (loss) on investments	(2,327,764)	(593,223)	(1,711,605)	(40,471)	(145,335)	(110,292)	(2,189,885)	(296,731)

Reinvested capital gains	519,189	390,924	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,011,073)	(267,039)	(1,769,745)	(67,998)	(151,898)	(119,702)	(2,281,757)	(334,639)

Investment Activity:	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	21,671	-	7,657	-	-	-	-
Mortality and expense risk charges (note 2)	(13,708)	(61,702)	(86,187)	(113,184)	(141,682)	(246,330)	(156,169)	(208,571)

Net investment income (loss)	(13,708)	(40,031)	(86,187)	(105,527)	(141,682)	(246,330)	(156,169)	(208,571)

Realized gain (loss) on investments	186,320	(493,454)	(1,067,489)	127,394	(1,402,076)	(3,424,565)	1,595,324	5,900,551
Change in unrealized gain (loss) on investments	(10,282)	540,228	1,483,295	(177,522)	305,287	506,033	314,850	(429,653)

Net gain (loss) on investments	176,038	46,774	415,806	(50,128)	(1,096,789)	(2,918,532)	1,910,174	5,470,898

Reinvested capital gains	-	64,843	269,416	-	1,165,592	2,254,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$162,330	71,586	599,035	(155,655)	(72,879)	(909,967)	1,754,005	5,262,327

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$72,574	-	-	-	-	270,812	-	48,379
Mortality and expense risk charges (note 2)	(100,921)	(33,751)	(86,649)	(181,390)	(373,383)	(363,782)	(197,966)	(209,152)

Net investment income (loss)	(28,347)	(33,751)	(86,649)	(181,390)	(373,383)	(92,970)	(197,966)	(160,773)

Realized gain (loss) on investments	595,258	(330,623)	682,412	1,346,625	(3,443,298)	(253,143)	(2,510,862)	411,546
Change in unrealized gain (loss) on investments	(128,761)	161,695	173,767	762,794	1,028,437	3,021,796	2,054,316	2,838,669

Net gain (loss) on investments	466,497	(168,928)	856,179	2,109,419	(2,414,861)	2,768,653	(456,546)	3,250,215

Reinvested capital gains	-	147,720	-	1,614,512	1,157,791	685,466	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$438,150	(54,959)	769,530	3,542,541	(1,630,453)	3,361,149	(654,512)	3,089,442

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	3,736	-	77,042	-
Mortality and expense risk charges (note 2)	(146,135)	(148,084)	(22,665)	(120,937)	(16,247)	(58,785)	(118,907)	(7,379)

Net investment income (loss)	(146,135)	(148,084)	(22,665)	(120,937)	(12,511)	(58,785)	(41,865)	(7,379)

Realized gain (loss) on investments	(1,723,488)	(276,217)	(132,516)	(137,039)	76,094	(1,750,436)	777,646	(59,642)
Change in unrealized gain (loss) on investments	2,641,442	2,680,742	139,304	317,094	81,443	819,590	162,710	2,825

Net gain (loss) on investments	917,954	2,404,525	6,788	180,055	157,537	(930,846)	940,356	(56,817)

Reinvested capital gains	-	-	82,931	387,866	-	1,498,624	82,407	-

Net increase (decrease) in contract owners’ equity resulting from operations	$771,819	2,256,441	67,054	446,984	145,026	508,993	980,898	(64,196)

Investment Activity:	GVFRB	RHYS	TRHS2	VWHAS	VWHA	WRASP	WRENG	GSBLMO
Reinvested dividends	$729,926	159,791	-	4,227	15,508	107,580	680	49,058
Mortality and expense risk charges (note 2)	(210,308)	(24,876)	(27,839)	(20,773)	(70,094)	(275,937)	(5,340)	(16,363)

Net investment income (loss)	519,618	134,915	(27,839)	(16,546)	(54,586)	(168,357)	(4,660)	32,695

Realized gain (loss) on investments	(80,232)	(45,258)	(52,699)	21,856	(1,154,047)	(3,036,098)	18,988	(61,725)
Change in unrealized gain (loss) on investments	338,728	22,930	(180,088)	579,194	2,683,966	2,378,920	154,825	57,474

Net gain (loss) on investments	258,496	(22,328)	(232,787)	601,050	1,529,919	(657,178)	173,813	(4,251)

Reinvested capital gains	38,060	-	26,957	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$816,174	112,587	(233,669)	584,504	1,475,333	(825,535)	169,153	28,444

Investment Activity:	CAF2
Reinvested dividends	$2,586
Mortality and expense risk charges (note 2)	(8,595)

Net investment income (loss)	(6,009)

Realized gain (loss) on investments	(606,536)
Change in unrealized gain (loss) on investments	301,214

Net gain (loss) on investments	(305,322)

Reinvested capital gains	227,095

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,236)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		IVEW52		AAEIP3		ARLPE3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,269,449)	(4,316,200)	(11,740)	695	26,922	(29,669)	(7,241)	(8,134)
Realized gain (loss) on investments	(53,816,292)	(84,867,732)	11,897	(286)	(601,047)	(572,757)	(10,828)	324
Change in unrealized gain (loss) on investments	89,042,525	(63,874,207)	104,826	(23,424)	1,472,428	(885,699)	89,145	(59,345)
Reinvested capital gains	44,053,390	68,483,293	95,896	29,053	-	48,136	354	479

Net increase (decrease) in contract owners’ equity resulting from operations	78,010,174	(84,574,846)	200,879	6,038	898,303	(1,439,989)	71,430	(66,676)

Equity transactions:
Purchase payments received from contract owners (note 3)	350,348,703	409,135,055	3,130,630	617,977	275,451	541,676	77,234	768,551
Transfers between funds	-	-	65,308	(1,385)	541,312	(2,389,857)	131,776	364,972
Redemptions (note 3)	(248,314,429)	(234,030,404)	(28,176)	-	(154,113)	(227,814)	(69,325)	(28,071)
Annuity benefits	(4,828)	(5,028)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,511)	(1,031)	(3)	-	(3)	-	-	-
Contingent deferred sales charges (note 2)	(2,252,313)	(1,421,937)	(32)	-	(1,158)	(396)	(1,015)	-
Adjustments to maintain reserves	(16,108)	(44,280)	(24)	(16)	(165)	(63)	(85)	(16)

Net equity transactions	99,755,514	173,632,375	3,167,703	616,576	661,324	(2,076,454)	138,585	1,105,436

Net change in contract owners’ equity	177,765,688	89,057,529	3,368,582	622,614	1,559,627	(3,516,443)	210,015	1,038,760
Contract owners’ equity beginning of period	1,613,745,449	1,524,687,920	622,614	-	1,917,607	5,434,050	1,038,760	-

Contract owners’ equity end of period	$1,791,511,137	1,613,745,449	3,991,196	622,614	3,477,234	1,917,607	1,248,775	1,038,760

CHANGES IN UNITS:
Beginning units	143,811,010	120,678,901	65,660	-	274,435	475,016	104,224	-
Units purchased	727,620,650	824,368,651	425,567	81,375	285,070	166,565	36,672	127,025
Units redeemed	(711,059,255)	(801,236,542)	(117,421)	(15,715)	(200,837)	(367,146)	(23,157)	(22,801)

Ending units	160,372,405	143,811,010	373,806	65,660	358,668	274,435	117,739	104,224

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(40,060)	(42,550)	6,249	1,908	66,610	10,475	(190)	(19)
Realized gain (loss) on investments	(278,413)	(100,959)	(14,143)	(7,551)	8,826	(98)	(1,022)	(21)
Change in unrealized gain (loss) on investments	(214,917)	(295,432)	(21,350)	(8,857)	207,600	(20,145)	19,960	(702)
Reinvested capital gains	563,756	229,700	47,039	-	250,448	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,366	(209,241)	17,795	(14,500)	533,484	(9,768)	18,748	(742)

Equity transactions:
Purchase payments received from contract owners (note 3)	735,311	745,927	985,720	437,992	4,288,910	975,768	1,097,271	172,849
Transfers between funds	(273,722)	979,820	(69,086)	(193,070)	510,046	42,589	(50,476)	7,317
Redemptions (note 3)	(246,228)	(305,940)	(7,051)	-	(54,019)	(1,002)	(6,111)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(7)	-	(142)	-	(1)	-
Contingent deferred sales charges (note 2)	(2,502)	(5,144)	(22)	-	(321)	-	-	-
Adjustments to maintain reserves	(116)	(123)	(18)	4	(35)	(7)	(17)	(16)

Net equity transactions	212,743	1,414,540	909,536	244,926	4,744,439	1,017,348	1,040,666	180,150

Net change in contract owners’ equity	243,109	1,205,299	927,331	230,426	5,277,923	1,007,580	1,059,414	179,408
Contract owners’ equity beginning of period	2,897,476	1,692,177	230,426	-	1,007,580	-	179,408	-

Contract owners’ equity end of period	$3,140,585	2,897,476	1,157,757	230,426	6,285,503	1,007,580	1,238,822	179,408

CHANGES IN UNITS:
Beginning units	255,289	147,152	25,800	-	105,055	-	19,342	-
Units purchased	109,549	312,117	139,651	69,067	655,314	105,175	136,823	25,696
Units redeemed	(89,333)	(203,980)	(38,425)	(43,267)	(201,082)	(120)	(27,629)	(6,354)

Ending units	275,505	255,289	127,026	25,800	559,287	105,055	128,536	19,342

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$111,291	24,498	94,650	3,015	915	-	6,774	-
Realized gain (loss) on investments	(86,404)	(13,342)	94,220	(22)	738	-	8,678	-
Change in unrealized gain (loss) on investments	66,991	(137,301)	131,690	(19,820)	(12,170)	-	89,179	-
Reinvested capital gains	-	-	-	2,691	-	-	68,034	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,878	(126,145)	320,560	(14,136)	(10,517)	-	172,665	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,430,936	2,913,924	1,378,692	410,691	167,861	-	1,374,234	-
Transfers between funds	1,888,118	1,127,650	4,267,821	655	410,843	-	1,098,396	-
Redemptions (note 3)	(490,011)	(284,337)	(26,746)	-	(4,828)	-	(23,513)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	-	(44)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,505)	(1,653)	-	-	-	-	(105)	-
Adjustments to maintain reserves	(114)	(72)	(26)	4	(1)	-	(24)	-

Net equity transactions	3,827,393	3,755,512	5,619,697	411,350	573,875	-	2,448,988	-

Net change in contract owners’ equity	3,919,271	3,629,367	5,940,257	397,214	563,358	-	2,621,653	-
Contract owners’ equity beginning of period	3,629,367	-	397,214	-	-	-	-	-

Contract owners’ equity end of period	$7,548,638	3,629,367	6,337,471	397,214	563,358	-	2,621,653	-

CHANGES IN UNITS:
Beginning units	381,441	-	42,539	-	-	-	-	-
Units purchased	640,120	426,817	950,372	42,539	65,621	-	322,973	-
Units redeemed	(247,220)	(45,376)	(384,877)	-	(8,572)	-	(87,478)	-

Ending units	774,341	381,441	608,034	42,539	57,049	-	235,495	-

	MLVGA3		BRVDA3		CSCRS		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(84,829)	(128,777)	4,272	6,435	(7,602)	(6,474)	(3,418)	(464)
Realized gain (loss) on investments	(1,166,385)	(22,504)	(8,871)	(462)	(205,439)	(31,380)	3,513	(5)
Change in unrealized gain (loss) on investments	1,931,350	(2,520,440)	32,104	(28,011)	262,350	(107,980)	140,004	(4,824)
Reinvested capital gains	-	1,876,956	-	-	-	-	27,728	-

Net increase (decrease) in contract owners’ equity resulting from operations	680,136	(794,765)	27,505	(22,038)	49,309	(145,834)	167,827	(5,293)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,595	4,946,643	102,883	127,622	22,351	122,485	629,325	239,401
Transfers between funds	(2,535,539)	417,213	(4,239)	413,520	226,642	(14,153)	89,614	(5,329)
Redemptions (note 3)	(3,157,748)	(3,117,718)	(21,846)	(10,714)	(20,791)	(20,303)	(18,739)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	-	-	-	-	-	(6)	-
Contingent deferred sales charges (note 2)	(42,747)	(14,156)	(1)	(235)	(3)	(141)	(43)	-
Adjustments to maintain reserves	(228)	(195)	(32)	(20)	(70)	(26)	(45)	11

Net equity transactions	(2,849,681)	2,231,787	76,765	530,173	228,129	87,862	700,106	234,083

Net change in contract owners’ equity	(2,169,545)	1,437,022	104,270	508,135	277,438	(57,972)	867,933	228,790
Contract owners’ equity beginning of period	30,683,389	29,246,367	508,135	-	455,552	513,524	228,790	-

Contract owners’ equity end of period	$28,513,844	30,683,389	612,405	508,135	732,990	455,552	1,096,723	228,790

CHANGES IN UNITS:
Beginning units	2,548,870	2,368,131	53,940	-	86,189	72,108	25,034	-
Units purchased	495,049	990,959	30,479	55,080	164,810	27,364	86,493	25,610
Units redeemed	(732,474)	(810,220)	(22,280)	(1,140)	(125,875)	(13,283)	(18,871)	(576)

Ending units	2,311,445	2,548,870	62,139	53,940	125,124	86,189	92,656	25,034

	ETVFR		FRESS2		FVSIS2		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$89,562	12,246	8,873	4,240	237,603	32,111	413,052	395,399
Realized gain (loss) on investments	48,025	(9,871)	3,931	(5)	90,060	(17,833)	(543,959)	(644,818)
Change in unrealized gain (loss) on investments	157,667	(58,497)	5,727	4,140	(70,266)	(87,860)	1,583,693	(914,607)
Reinvested capital gains	-	-	10,227	4,676	-	3,940	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	295,254	(56,122)	28,758	13,051	257,397	(69,642)	1,452,786	(1,164,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,945,577	1,157,487	925,124	297,879	2,088,041	1,536,824	1,823,768	3,841,107
Transfers between funds	4,485,656	968,143	370,021	(1,552)	4,897,578	789,771	1,568,345	(2,774,620)
Redemptions (note 3)	(368,762)	(17,849)	(15,254)	-	(351,406)	(105,603)	(1,961,683)	(1,223,002)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	-	(54)	-	(45)	-	(19)	-
Contingent deferred sales charges (note 2)	(2,842)	(258)	(126)	-	(2,821)	(41)	(27,532)	(16,756)
Adjustments to maintain reserves	(212)	(48)	(21)	(7)	(114)	(36)	(192)	(160)

Net equity transactions	6,059,398	2,107,475	1,279,690	296,320	6,631,233	2,220,915	1,402,687	(173,431)

Net change in contract owners’ equity	6,354,652	2,051,353	1,308,448	309,371	6,888,630	2,151,273	2,855,473	(1,337,457)
Contract owners’ equity beginning of period	2,051,353	-	309,371	-	2,151,273	-	11,714,749	13,052,206

Contract owners’ equity end of period	$8,406,005	2,051,353	1,617,819	309,371	9,039,903	2,151,273	14,570,222	11,714,749

CHANGES IN UNITS:
Beginning units	214,276	-	29,685	-	225,260	-	1,181,994	1,200,924
Units purchased	1,153,216	259,288	128,397	29,836	1,264,862	329,693	650,722	724,422
Units redeemed	(550,875)	(45,012)	(9,202)	(151)	(602,378)	(104,433)	(524,962)	(743,352)

Ending units	816,617	214,276	148,880	29,685	887,744	225,260	1,307,754	1,181,994

	FTVMD2		FTVGI2		FTVFA2		IVBRA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,914	72,641	(86,386)	4,928	89,821	71,441	(46,433)	62,816
Realized gain (loss) on investments	(287,666)	(132,468)	(67,230)	(21,235)	(53,723)	144,310	(185,058)	(121,832)
Change in unrealized gain (loss) on investments	409,418	(554,794)	388,991	(41,843)	222,358	(564,314)	521,461	(389,808)
Reinvested capital gains	423,288	295,540	5,645	1,148	114,990	7,310	-	230,995

Net increase (decrease) in contract owners’ equity resulting from operations	555,954	(319,081)	241,020	(57,002)	373,446	(341,253)	289,970	(217,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,438,573	1,428,382	5,101,253	2,765,117	350,002	282,412	800,938	944,098
Transfers between funds	(702,102)	622,411	478,785	541,522	(427,609)	(1,983,748)	1,349,049	278,596
Redemptions (note 3)	(429,671)	(381,138)	(415,529)	(31,106)	(447,493)	(289,656)	(192,848)	(186,738)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(69)	-	-	-	(4)	-
Contingent deferred sales charges (note 2)	(1,481)	(3,167)	(2,213)	(29)	(1,413)	(65)	(188)	(261)
Adjustments to maintain reserves	(156)	(97)	(122)	(57)	(53)	(84)	(129)	(76)

Net equity transactions	305,137	1,666,391	5,162,105	3,275,447	(526,566)	(1,991,141)	1,956,818	1,035,619

Net change in contract owners’ equity	861,091	1,347,310	5,403,125	3,218,445	(153,120)	(2,332,394)	2,246,788	817,790
Contract owners’ equity beginning of period	5,339,249	3,991,939	3,218,445	-	3,890,937	6,223,331	2,669,933	1,852,143

Contract owners’ equity end of period	$6,200,340	5,339,249	8,621,570	3,218,445	3,737,817	3,890,937	4,916,721	2,669,933

CHANGES IN UNITS:
Beginning units	473,617	336,122	342,398	-	294,082	435,151	272,309	177,984
Units purchased	207,389	275,342	999,474	395,682	33,036	37,792	317,125	256,790
Units redeemed	(184,285)	(137,847)	(440,434)	(53,284)	(75,020)	(178,861)	(134,198)	(162,465)

Ending units	496,721	473,617	901,438	342,398	252,098	294,082	455,236	272,309

	JPIGA2		JPIIB2		JABS		JAMGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$16,138	782	9,549	(1)	11,787	158	(6,562)	(147)
Realized gain (loss) on investments	(17)	1	61	-	(1,006)	7	12,306	(620)
Change in unrealized gain (loss) on investments	(3,466)	(1,632)	(4,014)	10	47,779	(268)	54,370	4,293
Reinvested capital gains	8	400	-	-	9,124	-	121,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,663	(449)	5,596	9	67,684	(103)	181,688	3,526

Equity transactions:
Purchase payments received from contract owners (note 3)	656,101	77,325	345,375	10,190	1,938,731	88,400	1,321,855	788,773
Transfers between funds	(1,544)	(69)	(38)	-	(28,258)	3,500	131,083	(12,124)
Redemptions (note 3)	(2,134)	-	-	-	(37,379)	(149)	(67,957)	(4,634)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(24)	-	(81)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,013)	-
Adjustments to maintain reserves	(8)	(5)	(14)	2	(27)	(3)	(37)	3

Net equity transactions	652,415	77,251	345,323	10,192	1,873,043	91,748	1,383,850	772,018

Net change in contract owners’ equity	665,078	76,802	350,919	10,201	1,940,727	91,645	1,565,538	775,544
Contract owners’ equity beginning of period	76,802	-	10,201	-	91,645	-	775,544	-

Contract owners’ equity end of period	$741,880	76,802	361,120	10,201	2,032,372	91,645	2,341,082	775,544

CHANGES IN UNITS:
Beginning units	8,101	-	1,055	-	9,305	-	80,168	-
Units purchased	124,835	8,108	34,606	1,055	198,035	9,320	208,464	87,986
Units redeemed	(58,242)	(7)	(5)	-	(7,047)	(15)	(70,298)	(7,818)

Ending units	74,694	8,101	35,656	1,055	200,293	9,305	218,334	80,168

	JAFBS		JAGTS		LZREMS		LPVCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,371	1,740	(6,935)	(496)	(4,405)	(1,982)	(3,770)	(304)
Realized gain (loss) on investments	(1,516)	(3)	7,972	176	(411,327)	(313,541)	(8,087)	(26)
Change in unrealized gain (loss) on investments	(70,071)	(6,114)	56,596	1,238	1,206,071	(476,553)	2,890	(17,901)
Reinvested capital gains	-	-	20,727	-	-	8,880	32,917	20,986

Net increase (decrease) in contract owners’ equity resulting from operations	(38,216)	(4,377)	78,360	918	790,339	(783,196)	23,950	2,755

Equity transactions:
Purchase payments received from contract owners (note 3)	2,403,378	687,129	878,463	239,550	2,511,633	2,091,246	418,414	220,437
Transfers between funds	130,275	(5,895)	272,542	24,140	2,415,016	(1,232,105)	(25,010)	-
Redemptions (note 3)	(77,759)	-	(5,791)	(3,268)	(548,982)	(245,603)	(5,120)	(191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24)	-	(44)	-	(66)	-	(10)	-
Contingent deferred sales charges (note 2)	(22)	-	-	-	(4,915)	(249)	-	-
Adjustments to maintain reserves	(28)	-	(34)	(8)	(247)	(80)	(28)	(2)

Net equity transactions	2,455,820	681,234	1,145,136	260,414	4,372,439	613,209	388,246	220,244

Net change in contract owners’ equity	2,417,604	676,857	1,223,496	261,332	5,162,778	(169,987)	412,196	222,999
Contract owners’ equity beginning of period	676,857	-	261,332	-	3,720,343	3,890,330	222,999	-

Contract owners’ equity end of period	$3,094,461	676,857	1,484,828	261,332	8,883,121	3,720,343	635,195	222,999

CHANGES IN UNITS:
Beginning units	68,097	-	26,006	-	511,206	420,710	24,088	-
Units purchased	353,068	78,885	142,906	26,859	924,334	366,836	50,046	24,109
Units redeemed	(112,968)	(10,788)	(37,599)	(853)	(412,852)	(276,340)	(5,338)	(21)

Ending units	308,197	68,097	131,313	26,006	1,022,688	511,206	68,796	24,088

	LOVTRC		LOVSDC		MNCPS2		MV3MVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,654	10,884	72,155	12,795	1,661	-	(2,241)	(304)
Realized gain (loss) on investments	17,643	(3)	(1,548)	9	532	-	1,904	(74)
Change in unrealized gain (loss) on investments	(76,277)	(14,610)	(48,316)	(17,256)	13,533	-	60,526	(5,303)
Reinvested capital gains	7,765	-	-	-	20,492	-	54,454	4,074

Net increase (decrease) in contract owners’ equity resulting from operations	(14,215)	(3,729)	22,291	(4,452)	36,218	-	114,643	(1,607)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,367,217	452,878	3,280,929	643,282	708,848	-	793,670	243,073
Transfers between funds	667,297	-	(259,494)	(15,285)	27,180	-	604	377
Redemptions (note 3)	(71,212)	-	(11,892)	-	(2,838)	-	(1,142)	(170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	-	(26)	-	-	-	(8)	-
Contingent deferred sales charges (note 2)	(1,349)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(11)	(32)	3	(19)	-	(33)	(1)

Net equity transactions	1,961,926	452,867	3,009,485	628,000	733,171	-	793,091	243,279

Net change in contract owners’ equity	1,947,711	449,138	3,031,776	623,548	769,389	-	907,734	241,672
Contract owners’ equity beginning of period	449,138	-	623,548	-	-	-	241,672	-

Contract owners’ equity end of period	$2,396,849	449,138	3,655,324	623,548	769,389	-	1,149,406	241,672

CHANGES IN UNITS:
Beginning units	45,344	-	63,112	-	-	-	25,909	-
Units purchased	291,692	45,344	412,443	77,583	90,769	-	119,248	25,927
Units redeemed	(100,963)	-	(113,799)	(14,471)	(20,455)	-	(37,468)	(18)

Ending units	236,073	45,344	361,756	63,112	70,314	-	107,689	25,909

	MVBRES		MVGTAS		MVUSC		MVIVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,480	(409)	(41,081)	79,063	19,589	(302)	6,381	(758)
Realized gain (loss) on investments	(1,563)	22	(62,750)	26,720	(5,165)	(19)	(1,360)	106
Change in unrealized gain (loss) on investments	(21,533)	(716)	45,208	(233,439)	(7,317)	(9,066)	(96,016)	8,338
Reinvested capital gains	129,117	-	150,692	37,271	16,307	-	73,723	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,501	(1,103)	92,069	(90,385)	23,414	(9,387)	(17,272)	7,686

Equity transactions:
Purchase payments received from contract owners (note 3)	1,093,338	384,353	457,506	366,418	464,095	161,867	3,943,739	733,879
Transfers between funds	14,512	-	60,656	(213,642)	234,003	-	29,038	2,174
Redemptions (note 3)	(16,148)	(84)	(220,865)	(207,927)	(29,259)	(75)	(22,904)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(23)	-	-	-	(49)	-	(28)	-
Contingent deferred sales charges (note 2)	(51)	-	(91)	(1,619)	(317)	-	(41)	-
Adjustments to maintain reserves	(27)	(6)	(95)	(100)	(13)	(6)	(51)	(1)

Net equity transactions	1,091,601	384,263	297,111	(56,870)	668,460	161,786	3,949,753	736,052

Net change in contract owners’ equity	1,201,102	383,160	389,180	(147,255)	691,874	152,399	3,932,481	743,738
Contract owners’ equity beginning of period	383,160	-	2,428,074	2,575,329	152,399	-	743,738	-

Contract owners’ equity end of period	$1,584,262	383,160	2,817,254	2,428,074	844,273	152,399	4,676,219	743,738

CHANGES IN UNITS:
Beginning units	40,006	-	226,821	230,786	18,111	-	76,130	-
Units purchased	133,269	40,015	125,038	95,046	93,821	18,120	554,507	85,727
Units redeemed	(18,720)	(9)	(100,525)	(99,011)	(20,699)	(9)	(164,474)	(9,597)

Ending units	154,555	40,006	251,334	226,821	91,233	18,111	466,163	76,130

	MGRFV		MSGI2		MSEMB		MSVGT2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,864)	28,715	30,352	6,116	262,654	154,989	(22,279)	1,182
Realized gain (loss) on investments	(37,875)	(6,640)	(299,252)	(85,167)	(150,791)	(67,520)	(89,340)	(29,543)
Change in unrealized gain (loss) on investments	49,643	(67,623)	355,280	(554,775)	377,082	(241,275)	160,086	(123,806)
Reinvested capital gains	35,550	15,990	237,169	248,979	-	-	6,541	14,418

Net increase (decrease) in contract owners’ equity resulting from operations	33,454	(29,558)	323,549	(384,847)	488,945	(153,806)	55,008	(137,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	978,948	1,318,220	1,224,495	958,587	3,237,556	2,342,247	154,652	348,278
Transfers between funds	(141,098)	1,627,741	930,656	151,148	(579,774)	(130,308)	(185,146)	(141,352)
Redemptions (note 3)	(109,882)	(1,503,756)	(232,508)	(92,206)	(939,133)	(213,796)	(29,823)	(65,303)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7)	-	(41)	-	(68)	-	-	-
Contingent deferred sales charges (note 2)	(714)	(74)	(3,457)	(1,856)	(6,940)	(1,121)	(91)	(121)
Adjustments to maintain reserves	(141)	(57)	(122)	(69)	(201)	(80)	(31)	(63)

Net equity transactions	727,106	1,442,074	1,919,023	1,015,604	1,711,440	1,996,942	(60,439)	141,439

Net change in contract owners’ equity	760,560	1,412,516	2,242,572	630,757	2,200,385	1,843,136	(5,431)	3,690
Contract owners’ equity beginning of period	2,440,575	1,028,059	2,319,723	1,688,966	5,257,235	3,414,099	1,522,443	1,518,753

Contract owners’ equity end of period	$3,201,135	2,440,575	4,562,295	2,319,723	7,457,620	5,257,235	1,517,012	1,522,443

CHANGES IN UNITS:
Beginning units	248,518	102,527	257,517	159,377	496,196	314,954	145,377	133,415
Units purchased	189,910	494,047	374,761	198,624	449,894	326,819	52,616	66,907
Units redeemed	(116,041)	(348,056)	(185,649)	(100,484)	(303,830)	(145,577)	(58,947)	(54,945)

Ending units	322,387	248,518	446,629	257,517	642,260	496,196	139,046	145,377

	VKVGR2		NVBX		NVIX		NLFOSP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,440)	39,598	122,126	190,839	155,110	42,643	11,873	(7,026)
Realized gain (loss) on investments	10,946	266,608	209,954	(63,854)	(226,133)	(256,977)	(3,203)	(5,876)
Change in unrealized gain (loss) on investments	82,126	(493,605)	(255,528)	(316,140)	70,431	(253,543)	95,136	(49,657)
Reinvested capital gains	-	-	31,448	36,069	-	-	-	8,762

Net increase (decrease) in contract owners’ equity resulting from operations	85,632	(187,399)	108,000	(153,086)	(592)	(467,877)	103,806	(53,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,014,339	3,573,357	7,459,812	2,464,147	3,245,668	1,704,295	405,030	1,942,513
Transfers between funds	(257,576)	(1,288,436)	(960,961)	9,523,050	3,474,574	2,390,840	(38,409)	72,077
Redemptions (note 3)	(1,340,234)	(806,656)	(2,602,405)	(265,175)	(1,142,496)	(191,144)	(29,975)	(7,344)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(101)	-	(36)	-	(31)	-	-	-
Contingent deferred sales charges (note 2)	(27,211)	(25,456)	(3,282)	(864)	(766)	(164)	-	-
Adjustments to maintain reserves	(195)	(158)	(103)	(39)	(96)	(62)	(26)	(46)

Net equity transactions	3,389,022	1,452,651	3,893,025	11,721,119	5,576,853	3,903,765	336,620	2,007,200

Net change in contract owners’ equity	3,474,654	1,265,252	4,001,025	11,568,033	5,576,261	3,435,888	440,426	1,953,403
Contract owners’ equity beginning of period	7,773,755	6,508,503	11,568,033	-	3,435,888	-	2,571,082	617,679

Contract owners’ equity end of period	$11,248,409	7,773,755	15,569,058	11,568,033	9,012,149	3,435,888	3,011,508	2,571,082

CHANGES IN UNITS:
Beginning units	666,394	541,529	1,162,145	-	361,849	-	264,531	60,458
Units purchased	585,458	419,316	3,813,652	1,798,997	899,448	1,337,667	42,254	212,168
Units redeemed	(309,016)	(294,451)	(3,424,189)	(636,852)	(310,397)	(975,818)	(8,393)	(8,095)

Ending units	942,836	666,394	1,551,608	1,162,145	950,900	361,849	298,392	264,531

	NVFIP		NVFMGP		NAMGI2		NAMAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$25,576	21,219	64,464	15,221	3,801	16,668	(8,695)	6,879
Realized gain (loss) on investments	(20,606)	(10,717)	(15,903)	(14,594)	(26,736)	(7,917)	197	1,625
Change in unrealized gain (loss) on investments	61,866	(49,332)	177,319	(116,796)	49,219	(87,420)	74,621	(8,100)
Reinvested capital gains	-	-	72,156	46,511	60,407	86,373	-	8,197

Net increase (decrease) in contract owners’ equity resulting from operations	66,836	(38,830)	298,036	(69,658)	86,691	7,704	66,123	8,601

Equity transactions:
Purchase payments received from contract owners (note 3)	233,401	694,061	476,930	1,824,974	362,048	1,028,073	269,239	552,640
Transfers between funds	(12,379)	(165,703)	1,734,912	(36,540)	(151,347)	(97,626)	222,315	(43,352)
Redemptions (note 3)	(6,299)	(7,745)	(33,115)	(17,675)	(137,822)	-	(593)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53)	-	(128)	-	-	-
Contingent deferred sales charges (note 2)	(36)	-	(424)	(214)	-	-	-	-
Adjustments to maintain reserves	(32)	(9)	(14)	(38)	(7)	(6)	(17)	(3)

Net equity transactions	214,655	520,604	2,178,236	1,770,507	72,744	930,441	490,944	509,285

Net change in contract owners’ equity	281,491	481,774	2,476,272	1,700,849	159,435	938,145	557,067	517,886
Contract owners’ equity beginning of period	1,020,662	538,888	2,584,937	884,088	938,145	-	517,886	-

Contract owners’ equity end of period	$1,302,153	1,020,662	5,061,209	2,584,937	1,097,580	938,145	1,074,953	517,886

CHANGES IN UNITS:
Beginning units	110,518	55,403	265,618	86,529	97,786	-	53,778	-
Units purchased	46,147	75,641	224,747	191,870	41,530	107,974	50,783	58,235
Units redeemed	(24,155)	(20,526)	(8,788)	(12,781)	(34,181)	(10,188)	(641)	(4,457)

Ending units	132,510	110,518	481,577	265,618	105,135	97,786	103,920	53,778

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,730	2,618	178,674	(30,633)	27,823	(196)	16,773	(741)
Realized gain (loss) on investments	585	(105)	(114,453)	810,149	766	(2)	(10,550)	(544)
Change in unrealized gain (loss) on investments	65,494	(7,101)	297,803	(2,079,181)	(81,199)	(1,015)	(258,037)	(12,295)
Reinvested capital gains	87,713	3,356	2,163,941	1,129,633	5,814	-	254,199	7,367

Net increase (decrease) in contract owners’ equity resulting from operations	171,522	(1,232)	2,525,965	(170,032)	(46,796)	(1,213)	2,385	(6,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243,458	283,018	7,261,542	8,531,990	2,230,563	139,157	1,940,077	771,324
Transfers between funds	44,883	(488)	5,219,172	796,750	98,950	-	495,993	238,769
Redemptions (note 3)	(28,328)	-	(3,736,968)	(3,006,883)	(6,966)	-	(71,841)	(8,936)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	-	(80)	-	(16)	-	(17)	-
Contingent deferred sales charges (note 2)	-	-	(35,565)	(15,641)	-	-	(153)	-
Adjustments to maintain reserves	(31)	7	(189)	(230)	(13)	6	(26)	2

Net equity transactions	1,259,971	282,537	8,707,912	6,305,986	2,322,518	139,163	2,364,033	1,001,159

Net change in contract owners’ equity	1,431,493	281,305	11,233,877	6,135,954	2,275,722	137,950	2,366,418	994,946
Contract owners’ equity beginning of period	281,305	-	29,796,785	23,660,831	137,950	-	994,946	-

Contract owners’ equity end of period	$1,712,798	281,305	41,030,662	29,796,785	2,413,672	137,950	3,361,364	994,946

CHANGES IN UNITS:
Beginning units	29,431	-	2,248,551	1,778,833	13,798	-	102,474	-
Units purchased	148,231	29,481	1,544,419	1,423,019	297,510	13,798	348,688	124,356
Units redeemed	(26,832)	(50)	(922,867)	(953,301)	(73,422)	-	(101,503)	(21,882)

Ending units	150,830	29,431	2,870,103	2,248,551	237,886	13,798	349,659	102,474

	GVAGR2		GVAGI2		HIBF		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(21,623)	(935)	2,684	(811)	143,285	108,524	(22,690)	(18,801)
Realized gain (loss) on investments	(59,409)	(1,027)	(22,599)	(3,265)	(6,065)	(62,428)	(346,273)	(99,705)
Change in unrealized gain (loss) on investments	(332,504)	(1,522)	(59,750)	(17,477)	290,879	(170,616)	594,374	(471,483)
Reinvested capital gains	667,869	2,419	353,073	9,513	-	30,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,333	(1,065)	273,408	(12,040)	428,099	(94,396)	225,411	(589,989)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,128,812	1,046,522	2,834,345	1,154,836	615,362	113,981	163,590	345,965
Transfers between funds	112,224	273,846	(221,328)	(76,457)	(20,435)	(237,025)	420,503	680,003
Redemptions (note 3)	(70,679)	(6,666)	(32,134)	(1,350)	(461,601)	(698,190)	(816,296)	(141,136)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(59)	-	(43)	-	(10)	-	-	-
Contingent deferred sales charges (note 2)	(41)	-	(102)	-	-	(165)	(5,525)	(1,729)
Adjustments to maintain reserves	(14)	(14)	(41)	11	(85)	(27)	(101)	(97)

Net equity transactions	3,170,243	1,313,688	2,580,697	1,077,040	133,231	(821,426)	(237,829)	883,006

Net change in contract owners’ equity	3,424,576	1,312,623	2,854,105	1,065,000	561,330	(915,822)	(12,418)	293,017
Contract owners’ equity beginning of period	1,312,623	-	1,065,000	-	2,415,733	3,331,555	3,033,115	2,740,098

Contract owners’ equity end of period	$4,737,199	1,312,623	3,919,105	1,065,000	2,977,063	2,415,733	3,020,697	3,033,115

CHANGES IN UNITS:
Beginning units	132,725	-	110,075	-	255,096	338,008	380,459	284,459
Units purchased	459,145	167,549	372,523	146,488	489,057	30,441	252,324	288,087
Units redeemed	(147,512)	(34,824)	(113,806)	(36,413)	(465,026)	(113,353)	(276,026)	(192,087)

Ending units	444,358	132,725	368,792	110,075	279,127	255,096	356,757	380,459

	GEM2		NVIE6		NVNMO2		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(30)	(140)	3,129	11	116	-	35	434
Realized gain (loss) on investments	(388)	(6)	(8)	-	(2,884)	-	(4,227)	(33)
Change in unrealized gain (loss) on investments	11,680	(4,996)	(1,013)	(150)	14,019	-	6,167	(5,603)
Reinvested capital gains	-	-	-	-	7,349	-	13,935	3,980

Net increase (decrease) in contract owners’ equity resulting from operations	11,262	(5,142)	2,108	(139)	18,600	-	15,910	(1,222)

Equity transactions:
Purchase payments received from contract owners (note 3)	39,443	113,249	297,768	6,435	203,914	-	142,856	87,692
Transfers between funds	21,175	-	41,668	-	(18,438)	-	(723)	-
Redemptions (note 3)	(5,035)	-	(12,007)	-	(610)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(7)	-	-	-	(26)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(5)	(16)	4	2	-	2	(1)

Net equity transactions	55,585	113,244	327,406	6,439	184,868	-	142,109	87,691

Net change in contract owners’ equity	66,847	108,102	329,514	6,300	203,468	-	158,019	86,469
Contract owners’ equity beginning of period	108,102	-	6,300	-	-	-	86,469	-

Contract owners’ equity end of period	$174,949	108,102	335,814	6,300	203,468	-	244,488	86,469

CHANGES IN UNITS:
Beginning units	12,717	-	688	-	-	-	8,905	-
Units purchased	24,220	12,717	37,542	688	33,568	-	15,427	8,905
Units redeemed	(17,596)	-	(1,321)	-	(15,089)	-	(1,203)	-

Ending units	19,341	12,717	36,909	688	18,479	-	23,129	8,905

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$66,574	72,750	159,201	166,096	158,416	196,850	121,426	20,099
Realized gain (loss) on investments	(218,978)	(540,124)	(439,202)	(272,327)	(274,285)	117,060	(225,784)	(488,689)
Change in unrealized gain (loss) on investments	(16,599)	(136,474)	171,707	(858,711)	(248,834)	(1,636,343)	183,740	(371,859)
Reinvested capital gains	691,501	345,553	690,500	487,027	1,118,782	921,997	340,721	477,042

Net increase (decrease) in contract owners’ equity resulting from operations	522,498	(258,295)	582,206	(477,915)	754,079	(400,436)	420,103	(363,407)

Equity transactions:
Purchase payments received from contract owners (note 3)	828,572	615,842	1,934,803	3,579,760	886,294	2,211,592	2,937,521	10,070,146
Transfers between funds	(201,986)	4,837,422	(600,463)	(10,795,750)	(440,585)	(1,332,613)	544,762	(9,599,427)
Redemptions (note 3)	(1,855,389)	(378,044)	(1,153,211)	(642,216)	(935,906)	(566,461)	(2,721,152)	(2,645,735)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(57)	-	-	-	(10)	-
Contingent deferred sales charges (note 2)	(16,953)	(319)	(29,806)	(346)	(33,741)	(1,955)	(8,132)	(5,201)
Adjustments to maintain reserves	(39)	(49)	(171)	(87)	(127)	(16)	(136)	(58)

Net equity transactions	(1,245,795)	5,074,852	151,095	(7,858,639)	(524,065)	310,547	752,853	(2,180,275)

Net change in contract owners’ equity	(723,297)	4,816,557	733,301	(8,336,554)	230,014	(89,889)	1,172,956	(2,543,682)
Contract owners’ equity beginning of period	8,948,245	4,131,688	13,079,416	21,415,970	14,137,039	14,226,928	13,210,388	15,754,070

Contract owners’ equity end of period	$8,224,948	8,948,245	13,812,717	13,079,416	14,367,053	14,137,039	14,383,344	13,210,388

CHANGES IN UNITS:
Beginning units	622,297	277,822	1,035,762	1,645,659	1,056,215	1,031,275	1,195,585	1,390,229
Units purchased	162,033	705,571	326,055	377,145	124,242	187,608	546,437	1,199,304
Units redeemed	(248,389)	(361,096)	(315,010)	(987,042)	(164,422)	(162,668)	(482,898)	(1,393,948)

Ending units	535,941	622,297	1,046,807	1,035,762	1,016,035	1,056,215	1,259,124	1,195,585

	NVCMD2		NVCMA2		NVCMC2		NVCBD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$367,276	483,354	128,448	174,370	83,670	41,023	27,244	6,120
Realized gain (loss) on investments	(2,346,862)	(103,611)	(1,137,235)	(24,904)	(339,179)	(777,210)	168	(7)
Change in unrealized gain (loss) on investments	1,224,603	(3,026,549)	513,214	(1,032,897)	293,857	(187,008)	(24,693)	(8,507)
Reinvested capital gains	2,298,145	1,760,896	1,166,928	400,170	325,515	628,699	2,193	219

Net increase (decrease) in contract owners’ equity resulting from operations	1,543,162	(885,910)	671,355	(483,261)	363,863	(294,496)	4,912	(2,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,069,763	7,993,599	380,428	1,111,186	942,839	3,210,902	1,743,042	242,373
Transfers between funds	(1,206,858)	2,392,464	(760,887)	12,423,231	1,142,567	(9,030,523)	62,124	-
Redemptions (note 3)	(9,566,843)	(2,029,879)	(5,433,979)	(218,736)	(2,068,623)	(1,745,199)	(12,982)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	-	-	(23)	-	(12)	-
Contingent deferred sales charges (note 2)	(20,978)	(19,696)	(20,128)	(3,298)	(5,362)	(5,751)	-	-
Adjustments to maintain reserves	(181)	(130)	(49)	(39)	(103)	(6)	(9)	(4)

Net equity transactions	(4,725,112)	8,336,358	(5,834,615)	13,312,344	11,295	(7,570,577)	1,792,163	242,369

Net change in contract owners’ equity	(3,181,950)	7,450,448	(5,163,260)	12,829,083	375,158	(7,865,073)	1,797,075	240,194
Contract owners’ equity beginning of period	35,598,436	28,147,988	16,972,583	4,143,500	7,758,763	15,623,836	240,194	-

Contract owners’ equity end of period	$32,416,486	35,598,436	11,809,323	16,972,583	8,133,921	7,758,763	2,037,269	240,194

CHANGES IN UNITS:
Beginning units	2,737,046	2,108,083	1,230,141	290,550	644,930	1,262,452	24,355	-
Units purchased	1,021,975	2,020,467	337,628	1,027,833	315,049	537,924	278,932	24,355
Units redeemed	(1,388,064)	(1,391,504)	(761,126)	(88,242)	(313,853)	(1,155,446)	(104,164)	-

Ending units	2,370,957	2,737,046	806,643	1,230,141	646,126	644,930	199,123	24,355

	NVLCP2		TRF		TRF2		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,664	(9,608)	(9,830)	4,281	2,093	351	(15,845)	51,192
Realized gain (loss) on investments	99,046	(265,898)	(127,049)	187,659	177	232	200,200	(89,369)
Change in unrealized gain (loss) on investments	(15,056)	(45,268)	279,201	(231,113)	17,355	1,428	(108,670)	(206,648)
Reinvested capital gains	34,730	73,373	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	205,384	(247,401)	142,322	(39,173)	19,625	2,011	75,685	(244,825)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,495	724,808	166,011	1,201,464	353,773	60,736	2,656,852	1,806,371
Transfers between funds	2,564,972	(2,195,113)	(1,052,213)	321,548	33,688	(5,004)	1,247,103	3,141,051
Redemptions (note 3)	(3,045,633)	(1,571,911)	(1,387,808)	(513,252)	(750)	-	(3,984,171)	(929,090)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	-	-	-
Contingent deferred sales charges (note 2)	(5,994)	(5,045)	(94)	(294)	-	-	(26,443)	(5,274)
Adjustments to maintain reserves	(133)	(96)	(106)	(6)	(6)	(5)	(122)	(107)

Net equity transactions	120,707	(3,047,357)	(2,274,210)	1,009,460	386,700	55,727	(106,781)	4,012,951

Net change in contract owners’ equity	326,091	(3,294,758)	(2,131,888)	970,287	406,325	57,738	(31,096)	3,768,126
Contract owners’ equity beginning of period	9,008,769	12,303,527	4,178,786	3,208,499	57,738	-	10,374,812	6,606,686

Contract owners’ equity end of period	$9,334,860	9,008,769	2,046,898	4,178,786	464,063	57,738	10,343,716	10,374,812

CHANGES IN UNITS:
Beginning units	855,161	1,143,294	384,754	293,951	6,055	-	1,038,287	651,310
Units purchased	1,735,285	1,475,921	284,932	608,495	38,286	6,596	2,948,366	3,615,786
Units redeemed	(1,719,456)	(1,764,054)	(497,379)	(517,692)	(75)	(541)	(2,943,922)	(3,228,809)

Ending units	870,990	855,161	172,307	384,754	44,266	6,055	1,042,731	1,038,287

	GBF2		GVIDA		NVDBL2		NVDCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,290	1,740	2,116	(8,436)	37,694	(5,654)	15,222	(4,716)
Realized gain (loss) on investments	(2,918)	(2)	29,709	133,525	(46,197)	126,629	(77,427)	6,337
Change in unrealized gain (loss) on investments	(28,545)	(2,289)	2,931	(278,577)	123,045	(163,403)	144,622	(236,364)
Reinvested capital gains	-	-	378,444	-	120,689	53,825	166,450	144,923

Net increase (decrease) in contract owners’ equity resulting from operations	(24,173)	(551)	413,200	(153,488)	235,231	11,397	248,867	(89,820)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,043	184,396	147,353	334,349	1,842,920	1,202,505	871,622	1,212,949
Transfers between funds	327,984	-	(323,312)	(284,465)	180,060	1,144,305	(70,496)	(1,476,218)
Redemptions (note 3)	(13,329)	-	(485,373)	(1,065,979)	(464,359)	(900,064)	(256,597)	(280,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	-	-	-	(76)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,629)	(725)	(1,504)	(9,438)	(9,715)	(1,938)
Adjustments to maintain reserves	(19)	9	(113)	(28)	(70)	(40)	(47)	(77)

Net equity transactions	605,662	184,405	(663,074)	(1,016,848)	1,556,971	1,437,268	534,767	(546,070)

Net change in contract owners’ equity	581,489	183,854	(249,874)	(1,170,336)	1,792,202	1,448,665	783,634	(635,890)
Contract owners’ equity beginning of period	183,854	-	5,332,573	6,502,909	3,493,108	2,044,443	3,616,429	4,252,319

Contract owners’ equity end of period	$765,343	183,854	5,082,699	5,332,573	5,285,310	3,493,108	4,400,063	3,616,429

CHANGES IN UNITS:
Beginning units	18,436	-	528,278	628,850	346,219	199,407	357,957	411,780
Units purchased	69,408	18,436	122,914	175,382	249,774	978,028	236,189	181,886
Units redeemed	(10,494)	-	(184,595)	(275,954)	(97,005)	(831,216)	(183,724)	(235,709)

Ending units	77,350	18,436	466,597	528,278	498,988	346,219	410,422	357,957

	GVIDC		GVIDM		GVDMA		GVDMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$81,986	13,588	268,988	289,664	77,632	32,941	133,965	49,759
Realized gain (loss) on investments	(449,668)	(228,294)	(914,027)	91,978	(17,261)	86,119	(203,179)	(183,120)
Change in unrealized gain (loss) on investments	380,080	(311,445)	503,183	(2,050,278)	(78,926)	(473,754)	74,700	(598,520)
Reinvested capital gains	267,053	397,247	2,111,569	1,051,889	942,292	160,026	560,583	556,066

Net increase (decrease) in contract owners’ equity resulting from operations	279,451	(128,904)	1,969,713	(616,747)	923,737	(194,668)	566,069	(175,815)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,954,781	5,502,346	15,781,154	17,542,818	4,035,271	3,740,185	6,686,933	3,674,481
Transfers between funds	(1,259,881)	(1,360,643)	(8,832,200)	5,582,873	280,749	344,983	(366,433)	176,372
Redemptions (note 3)	(2,029,143)	(2,943,295)	(4,186,057)	(3,008,511)	(882,463)	(1,030,433)	(1,176,119)	(1,074,403)
Annuity benefits	-	-	(4,828)	(5,028)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(371)	-	(194)	-	(50)	-
Contingent deferred sales charges (note 2)	(11,489)	(14,025)	(4,102)	(3,706)	(22,666)	(506)	(3,203)	(5,216)
Adjustments to maintain reserves	(89)	(60)	(227)	(101)	(146)	(100)	(86)	(118)

Net equity transactions	2,654,179	1,184,323	2,753,369	20,108,345	3,410,551	3,054,129	5,141,042	2,771,116

Net change in contract owners’ equity	2,933,630	1,055,419	4,723,082	19,491,598	4,334,288	2,859,461	5,707,111	2,595,301
Contract owners’ equity beginning of period	10,989,145	9,933,726	37,797,263	18,305,665	10,289,593	7,430,132	12,277,946	9,682,645

Contract owners’ equity end of period	$13,922,775	10,989,145	42,520,345	37,797,263	14,623,881	10,289,593	17,985,057	12,277,946

CHANGES IN UNITS:
Beginning units	1,096,796	978,369	3,723,008	1,768,302	1,018,739	719,794	1,217,405	944,676
Units purchased	1,229,403	744,877	2,116,807	3,032,607	482,789	552,316	849,017	842,640
Units redeemed	(974,119)	(626,450)	(1,876,370)	(1,077,901)	(149,309)	(253,371)	(357,460)	(569,911)

Ending units	1,352,080	1,096,796	3,963,445	3,723,008	1,352,219	1,018,739	1,708,962	1,217,405

	MCIF		SAM		NVMIG6		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$37,582	1,585	(781)	(1,359)	(13,158)	(51,685)	45,053	(19,030)
Realized gain (loss) on investments	(229,489)	(348,478)	-	-	(188,029)	(220,793)	(327,007)	(115,381)
Change in unrealized gain (loss) on investments	498,710	(337,633)	-	-	(84,204)	(65,063)	518,695	(133,698)
Reinvested capital gains	1,112,273	278,600	1	-	59,026	217,814	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,419,076	(405,926)	(780)	(1,359)	(226,365)	(119,727)	236,741	(268,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,586,667	2,457,552	-	-	186,382	826,921	197,449	504,935
Transfers between funds	5,173,968	1,912,180	-	-	1,983,304	265,360	2,430,026	58,450
Redemptions (note 3)	(743,119)	(146,392)	-	(46,248)	(441,904)	(521,563)	(229,217)	(420,652)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	-	(28)	(58)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,597)	(376)	-	-	(780)	(1,264)	(1,345)	(647)
Adjustments to maintain reserves	(168)	(49)	-	1	(67)	(104)	(134)	(169)

Net equity transactions	10,010,681	4,222,915	(28)	(46,305)	1,726,935	569,350	2,396,779	141,917

Net change in contract owners’ equity	11,429,757	3,816,989	(808)	(47,664)	1,500,570	449,623	2,633,520	(126,192)
Contract owners’ equity beginning of period	3,816,989	-	60,555	108,219	3,394,034	2,944,411	3,529,054	3,655,246

Contract owners’ equity end of period	$15,246,746	3,816,989	59,747	60,555	4,894,604	3,394,034	6,162,574	3,529,054

CHANGES IN UNITS:
Beginning units	392,371	-	6,522	11,504	266,004	224,523	421,105	405,939
Units purchased	1,901,773	721,986	-	-	263,913	277,285	497,742	191,432
Units redeemed	(974,856)	(329,615)	(3)	(4,982)	(132,066)	(235,804)	(208,562)	(176,266)

Ending units	1,319,288	392,371	6,519	6,522	397,851	266,004	710,285	421,105

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(35,742)	(60,207)	75,470	(29,595)	(1,489)	(3,525)	(84,108)	(102,135)
Realized gain (loss) on investments	(146,505)	(3,100)	(537,725)	(137,312)	38,322	10,471	(1,074,907)	(596,132)
Change in unrealized gain (loss) on investments	(477,080)	(266,147)	924,082	(711,920)	(49,939)	(46,154)	575,672	(508,490)
Reinvested capital gains	658,135	359,729	565,120	601,753	10,571	36,403	654,820	976,522

Net increase (decrease) in contract owners’ equity resulting from operations	(1,192)	30,275	1,026,947	(277,074)	(2,535)	(2,805)	71,477	(230,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,063	1,184,794	352,593	781,183	165	-	489,199	2,043,910
Transfers between funds	2,699,561	(431,894)	7,141,534	(606,944)	(82,241)	-	(2,111,511)	1,330,356
Redemptions (note 3)	(328,646)	(268,964)	(368,179)	(325,015)	(62,648)	(18,742)	(1,154,067)	(443,658)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	-	(18)	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(3,719)	(1,285)	(3,262)	(1,818)	-	-	(4,345)	(2,863)
Adjustments to maintain reserves	(140)	(66)	(129)	(95)	-	(21)	(101)	(145)

Net equity transactions	2,837,117	482,585	7,122,539	(152,689)	(144,724)	(18,763)	(2,780,838)	2,927,600

Net change in contract owners’ equity	2,835,925	512,860	8,149,486	(429,763)	(147,259)	(21,568)	(2,709,361)	2,697,365
Contract owners’ equity beginning of period	5,014,521	4,501,661	5,237,383	5,667,146	235,481	257,049	7,132,124	4,434,759

Contract owners’ equity end of period	$7,850,446	5,014,521	13,386,869	5,237,383	88,222	235,481	4,422,763	7,132,124

CHANGES IN UNITS:
Beginning units	294,364	268,848	348,734	358,216	10,326	11,097	439,773	267,498
Units purchased	269,119	168,175	598,328	115,640	7	-	186,138	805,647
Units redeemed	(106,638)	(142,659)	(172,928)	(125,122)	(6,649)	(771)	(365,855)	(633,372)

Ending units	456,845	294,364	774,134	348,734	3,684	10,326	260,056	439,773

	NVMMV2		SCGF		SCGF2		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,169	(21,633)	(40,016)	(44,242)	(3,899)	(534)	(34,089)	(35,212)
Realized gain (loss) on investments	(699,150)	(510,861)	(319,423)	(244,968)	(12,166)	(69)	(597,859)	(157,228)
Change in unrealized gain (loss) on investments	1,108,273	(333,989)	(163,017)	(111,078)	(43,630)	(3,694)	1,223,398	(575,921)
Reinvested capital gains	842,367	601,091	554,371	347,481	91,558	1,803	477,747	423,676

Net increase (decrease) in contract owners’ equity resulting from operations	1,264,659	(265,392)	31,915	(52,807)	31,863	(2,494)	1,069,197	(344,685)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,992	967,907	194,886	573,426	115,537	316,482	432,973	580,224
Transfers between funds	3,751,969	(2,648,179)	(671,395)	417,261	(15,580)	-	1,779,044	(846,881)
Redemptions (note 3)	(1,699,093)	(571,423)	(188,777)	(203,836)	(8,685)	-	(853,074)	(585,972)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67)	-	-	-	(15)	-	-	-
Contingent deferred sales charges (note 2)	(8,394)	(4,465)	(718)	(2,527)	-	-	(7,517)	(873)
Adjustments to maintain reserves	(175)	(131)	(111)	(65)	(23)	(3)	(146)	(95)

Net equity transactions	3,433,232	(2,256,291)	(666,115)	784,259	91,234	316,479	1,351,280	(853,597)

Net change in contract owners’ equity	4,697,891	(2,521,683)	(634,200)	731,452	123,097	313,985	2,420,477	(1,198,282)
Contract owners’ equity beginning of period	6,242,788	8,764,471	3,196,137	2,464,685	313,985	-	3,770,754	4,969,036

Contract owners’ equity end of period	$10,940,679	6,242,788	2,561,937	3,196,137	437,082	313,985	6,191,231	3,770,754

CHANGES IN UNITS:
Beginning units	354,372	475,679	292,448	223,672	35,096	-	379,349	462,116
Units purchased	607,629	208,865	68,870	371,235	25,496	40,036	658,141	246,104
Units redeemed	(424,027)	(330,172)	(141,123)	(302,459)	(14,870)	(4,940)	(535,029)	(328,871)

Ending units	537,974	354,372	220,195	292,448	45,722	35,096	502,461	379,349

	SCVF2		SCF		SCF2		MSBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,420)	486	(30,381)	(32,945)	(2,501)	(47)	94,663	13,840
Realized gain (loss) on investments	(7,112)	-	(151,879)	(141,954)	319	(2)	100,190	(186,906)
Change in unrealized gain (loss) on investments	41,117	(73)	351,542	(218,549)	22,792	(2,002)	42,865	(34,564)
Reinvested capital gains	34,120	-	467,330	310,832	41,689	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,705	413	636,612	(82,616)	62,299	(2,051)	237,718	(207,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	200,528	227,923	98,012	166,246	168,969	116,931	1,241,844	973,929
Transfers between funds	149,380	-	839,221	(319,755)	(36,264)	-	1,868,333	252,049
Redemptions (note 3)	(5,632)	-	(178,191)	(320,647)	(13,978)	-	(543,140)	(382,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(10)	-	-	-	-	-	(29)	-
Contingent deferred sales charges (note 2)	(23)	-	(229)	(1,249)	(845)	-	(2,103)	(1,820)
Adjustments to maintain reserves	(25)	(6)	(113)	(110)	(16)	7	(131)	(86)

Net equity transactions	344,218	227,917	758,700	(475,515)	117,866	116,938	2,564,774	841,468

Net change in contract owners’ equity	410,923	228,330	1,395,312	(558,131)	180,165	114,887	2,802,492	633,838
Contract owners’ equity beginning of period	228,330	-	2,795,620	3,353,751	114,887	-	4,273,112	3,639,274

Contract owners’ equity end of period	$639,253	228,330	4,190,932	2,795,620	295,052	114,887	7,075,604	4,273,112

CHANGES IN UNITS:
Beginning units	24,757	-	274,289	320,570	12,554	-	456,734	372,253
Units purchased	46,090	32,776	143,541	65,656	28,667	12,554	827,019	720,415
Units redeemed	(14,988)	(8,019)	(75,415)	(111,937)	(14,614)	-	(577,417)	(635,934)

Ending units	55,859	24,757	342,415	274,289	26,607	12,554	706,336	456,734

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$92,672	34,570	(15,265)	477	5,009	4,199	2,892	(171)
Realized gain (loss) on investments	(49,580)	(76,971)	(83,422)	92	(7,204)	(12)	(209)	(7)
Change in unrealized gain (loss) on investments	23,319	(108,737)	(573,574)	619	3,442	(7,006)	36,966	(4,680)
Reinvested capital gains	-	-	767,356	-	5,426	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,411	(151,138)	95,095	1,188	6,673	(2,819)	39,649	(4,858)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,642,650	1,961,990	1,492,332	382,817	175,188	271,474	172,370	134,404
Transfers between funds	4,624,030	(1,815,425)	1,571,149	(1,794)	(23,579)	-	(81,853)	90,000
Redemptions (note 3)	(692,846)	(997,085)	(120,775)	(3,302)	(474)	-	(2,221)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	-	(24)	-	(4)	-	-	-
Contingent deferred sales charges (note 2)	(2,466)	(4,986)	(88)	-	(7)	-	-	-
Adjustments to maintain reserves	(78)	(115)	(96)	5	(19)	(6)	3	(6)

Net equity transactions	5,571,272	(855,621)	2,942,498	377,726	151,105	271,468	88,299	224,398

Net change in contract owners’ equity	5,637,683	(1,006,759)	3,037,593	378,914	157,778	268,649	127,948	219,540
Contract owners’ equity beginning of period	9,053,531	10,060,290	378,914	-	268,649	-	219,540	-

Contract owners’ equity end of period	$14,691,214	9,053,531	3,416,507	378,914	426,427	268,649	347,488	219,540

CHANGES IN UNITS:
Beginning units	928,715	1,017,668	38,542	-	30,202	-	23,928	-
Units purchased	1,294,509	753,722	410,988	39,054	27,836	41,793	27,925	23,928
Units redeemed	(732,469)	(842,675)	(109,738)	(512)	(10,091)	(11,591)	(19,235)	-

Ending units	1,490,755	928,715	339,792	38,542	47,947	30,202	32,618	23,928

	NVRE2		NVMM2		NVLM2		NVLCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,302	6,628	(2,921,594)	(3,387,837)	(6,617)	16,988	(1,258)	6,222
Realized gain (loss) on investments	(367,023)	(42,161)	-	-	39,724	46,454	(33,988)	3,172
Change in unrealized gain (loss) on investments	182,777	(448,895)	-	-	291,599	(343,784)	178,207	(151,853)
Reinvested capital gains	250,135	246,065	3,497	-	71,884	81,755	18,113	73,536

Net increase (decrease) in contract owners’ equity resulting from operations	70,191	(238,363)	(2,918,097)	(3,387,837)	396,590	(198,587)	161,074	(68,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	727,215	1,065,301	65,905,459	109,109,120	317,034	501,348	156,364	597,432
Transfers between funds	(512,733)	(2,779,127)	(68,316,236)	(23,437,021)	46,054	(30,182)	49,179	(452,774)
Redemptions (note 3)	(236,431)	(220,965)	(63,320,221)	(70,239,471)	(685,899)	(208,418)	(96,110)	(123,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(385)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,155)	(2,067)	(1,102,340)	(461,438)	-	(13)	(393)	(1,808)
Adjustments to maintain reserves	(80)	(100)	(187)	(271)	(23)	(45)	(17)	(63)

Net equity transactions	(23,199)	(1,936,958)	(66,833,910)	14,970,919	(322,834)	262,690	109,023	19,407

Net change in contract owners’ equity	46,992	(2,175,321)	(69,752,007)	11,583,082	73,756	64,103	270,097	(49,516)
Contract owners’ equity beginning of period	2,318,589	4,493,910	217,646,578	206,063,496	6,092,033	6,027,930	1,583,150	1,632,666

Contract owners’ equity end of period	$2,365,581	2,318,589	147,894,571	217,646,578	6,165,789	6,092,033	1,853,247	1,583,150

CHANGES IN UNITS:
Beginning units	211,340	380,236	23,705,499	22,120,520	542,886	520,306	138,664	136,378
Units purchased	240,175	652,579	168,496,011	210,942,301	71,025	66,886	27,876	55,805
Units redeemed	(247,724)	(821,475)	(175,850,053)	(209,357,322)	(101,137)	(44,306)	(18,539)	(53,519)

Ending units	203,791	211,340	16,351,457	23,705,499	512,774	542,886	148,001	138,664

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,736	1,857	10,167	(4,144)	12,925	4,691	6,427	6,757
Realized gain (loss) on investments	(46,481)	(10,459)	(19,989)	(44,483)	(4,880)	873	(7,307)	(5,193)
Change in unrealized gain (loss) on investments	109,793	(106,348)	56,049	(38,985)	116,196	(69,308)	50,849	(30,860)
Reinvested capital gains	-	-	2,907	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,048	(114,950)	49,134	(87,612)	124,241	(63,744)	49,969	(29,296)

Equity transactions:
Purchase payments received from contract owners (note 3)	281,002	1,333,819	133,802	893,009	1,168,735	413,687	326,063	692,991
Transfers between funds	(174,401)	(37,849)	(307,781)	(136,354)	133,302	344,880	(78,695)	44,754
Redemptions (note 3)	(58,376)	(73,857)	(62,734)	(401,259)	(88,189)	(32,159)	(50,796)	(36,949)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(3,684)	(1)	(224)	(992)	-	(804)	(1,343)
Adjustments to maintain reserves	(45)	(16)	(33)	(23)	(25)	(23)	(48)	(19)

Net equity transactions	48,164	1,218,413	(236,747)	355,149	1,212,831	726,385	195,720	699,434

Net change in contract owners’ equity	125,212	1,103,463	(187,613)	267,537	1,337,072	662,641	245,689	670,138
Contract owners’ equity beginning of period	1,686,921	583,458	1,244,370	976,833	1,176,229	513,588	994,507	324,369

Contract owners’ equity end of period	$1,812,133	1,686,921	1,056,757	1,244,370	2,513,301	1,176,229	1,240,196	994,507

CHANGES IN UNITS:
Beginning units	175,329	56,671	127,924	94,519	120,041	49,734	100,455	31,338
Units purchased	44,640	139,879	16,054	104,584	145,532	84,445	33,682	73,545
Units redeemed	(40,658)	(21,221)	(39,492)	(71,179)	(22,691)	(14,138)	(14,138)	(4,428)

Ending units	179,311	175,329	104,486	127,924	242,882	120,041	119,999	100,455

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$27,259	(6,395)	778,950	343,375	558	(855)	(6,480)	(2,627)
Realized gain (loss) on investments	(173,506)	(499,726)	(678,587)	(718,994)	(50)	7	(2,875)	(17,339)
Change in unrealized gain (loss) on investments	669,951	(141,178)	3,891,842	(269,237)	7,420	(1,589)	1,180	(4,873)
Reinvested capital gains	898,171	268,644	800,590	188,742	8,311	-	2,883	2,939

Net increase (decrease) in contract owners’ equity resulting from operations	1,421,875	(378,655)	4,792,795	(456,114)	16,239	(2,437)	(5,292)	(21,900)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,630,702	1,339,563	23,997,081	11,206,621	401,064	304,606	206,605	200,597
Transfers between funds	4,512,922	1,797,420	23,967,562	19,147,267	35,571	646	7,832	809,982
Redemptions (note 3)	(432,132)	(89,549)	(2,374,932)	(708,583)	-	-	(20,990)	(626,197)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	-	(342)	-	(100)	-	(2)	-
Contingent deferred sales charges (note 2)	(2,814)	(512)	(11,247)	(2,795)	-	-	(14)	-
Adjustments to maintain reserves	(170)	(54)	(194)	(78)	(15)	4	(47)	-

Net equity transactions	7,708,457	3,046,868	45,577,928	29,642,432	436,520	305,256	193,384	384,382

Net change in contract owners’ equity	9,130,332	2,668,213	50,370,723	29,186,318	452,759	302,819	188,092	362,482
Contract owners’ equity beginning of period	2,668,213	-	29,186,318	-	302,819	-	362,482	-

Contract owners’ equity end of period	$11,798,545	2,668,213	79,557,041	29,186,318	755,578	302,819	550,574	362,482

CHANGES IN UNITS:
Beginning units	278,770	-	2,891,001	-	32,607	-	38,573	-
Units purchased	1,202,656	647,471	10,204,309	5,016,199	47,430	46,082	27,879	110,369
Units redeemed	(449,261)	(368,701)	(5,933,014)	(2,125,198)	(185)	(13,475)	(6,793)	(71,796)

Ending units	1,032,165	278,770	7,162,296	2,891,001	79,852	32,607	59,659	38,573

	NO7TB		NOVMH2		NOVPI2		NOTBBA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(23,898)	(21,995)	(97,080)	452,729	(127,409)	54,609	(407,182)	(212,644)
Realized gain (loss) on investments	(26,368)	(68,808)	(370,363)	278,457	(169,414)	(231,017)	517,485	81,067
Change in unrealized gain (loss) on investments	166,386	(86,690)	(175,441)	(1,719,100)	506,056	(210,545)	2,563,165	(734,915)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	116,120	(177,493)	(642,884)	(987,914)	209,233	(386,953)	2,673,468	(866,492)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,149	561,731	348,166	3,618,266	510,432	1,665,359	3,162,812	4,880,570
Transfers between funds	106,814	(313,413)	(11,538)	119,893	(513,076)	(1,837,211)	7,404,439	217,802
Redemptions (note 3)	(72,735)	(337,469)	(475,553)	(206,215)	(1,079,106)	(1,321,343)	(4,030,518)	(1,143,029)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(8)	(5,272)	(2,009)	(6,149)	(17,805)	(5,063)	(210)
Adjustments to maintain reserves	(42)	(40)	(95)	(141)	(158)	(108)	(131)	(75)

Net equity transactions	56,179	(89,199)	(144,292)	3,529,794	(1,088,057)	(1,511,108)	6,531,539	3,955,058

Net change in contract owners’ equity	172,299	(266,692)	(787,176)	2,541,880	(878,824)	(1,898,061)	9,205,007	3,088,566
Contract owners’ equity beginning of period	1,619,111	1,885,803	6,206,351	3,664,471	8,494,803	10,392,864	18,761,811	15,673,245

Contract owners’ equity end of period	$1,791,410	1,619,111	5,419,175	6,206,351	7,615,979	8,494,803	27,966,818	18,761,811

CHANGES IN UNITS:
Beginning units	178,546	189,690	650,267	352,793	866,827	1,016,921	2,042,921	1,627,839
Units purchased	33,445	89,564	187,615	595,178	80,139	224,655	2,334,814	866,881
Units redeemed	(28,180)	(100,708)	(209,893)	(297,704)	(190,269)	(374,749)	(1,650,218)	(451,799)

Ending units	183,811	178,546	627,989	650,267	756,697	866,827	2,727,517	2,042,921

	PMUBA		PMVSTA		ALVBWB		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,788	70,246	2,744	83	3,839	8,115	88,519	44,258
Realized gain (loss) on investments	(124,556)	(20,412)	2,370	(3)	(97,549)	(97,115)	(80,246)	(195,917)
Change in unrealized gain (loss) on investments	195,848	(197,732)	2,054	(261)	50,836	(43,700)	959,051	(247,666)
Reinvested capital gains	-	1,008	5,158	72	85,819	138,860	191,430	-

Net increase (decrease) in contract owners’ equity resulting from operations	74,080	(146,890)	12,326	(109)	42,945	6,160	1,158,754	(399,325)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,127	798,576	1,354,068	149,625	9,102	6,146	419,536	1,127,635
Transfers between funds	(741,772)	(260,791)	(302,247)	-	(242,438)	(105,459)	1,954,453	8,929,778
Redemptions (note 3)	(563,813)	(256,307)	(24,669)	(1,037)	(391,849)	(210,253)	(1,862,596)	(211,206)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(20)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(658)	(100)	(1,062)	-	(1,630)	(100)	(2,943)	(1,470)
Adjustments to maintain reserves	68	(328)	(85)	(23)	(21)	(50)	(108)	(84)

Net equity transactions	(993,048)	281,050	1,025,985	148,565	(626,836)	(309,716)	508,342	9,844,653

Net change in contract owners’ equity	(918,968)	134,160	1,038,311	148,456	(583,891)	(303,556)	1,667,096	9,445,328
Contract owners’ equity beginning of period	3,901,224	3,767,064	148,456	-	1,580,842	1,884,398	9,445,328	-

Contract owners’ equity end of period	$2,982,256	3,901,224	1,186,767	148,456	996,951	1,580,842	11,112,424	9,445,328

CHANGES IN UNITS:
Beginning units	401,420	374,575	14,959	-	128,797	153,152	1,022,727	-
Units purchased	117,848	265,888	155,303	15,063	20,434	42,715	627,905	1,338,378
Units redeemed	(221,890)	(239,043)	(52,068)	(104)	(70,486)	(67,070)	(573,969)	(315,651)

Ending units	297,378	401,420	118,194	14,959	78,745	128,797	1,076,663	1,022,727

	ACVIP2		ACVU1		ACVV		DVMCSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,127	37,590	(8,868)	(5,019)	48,065	62,798	(32,213)	(25,217)
Realized gain (loss) on investments	(273,337)	(70,045)	(23,609)	(661)	(605,216)	(123,101)	(130,539)	(130,137)
Change in unrealized gain (loss) on investments	429,331	(387,542)	16,598	(21,431)	2,582,418	(295,186)	500,212	(193,533)
Reinvested capital gains	78,510	-	36,830	-	-	-	211,616	220,448

Net increase (decrease) in contract owners’ equity resulting from operations	270,631	(419,997)	20,951	(27,111)	2,025,267	(355,489)	549,076	(128,439)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,612,604	1,801,665	1,973	81	1,235,082	310,120	1,546,240	1,126,023
Transfers between funds	(124,942)	(745,068)	(23,662)	1,158,258	6,109,820	16,069,775	1,248,569	526,792
Redemptions (note 3)	(1,820,827)	(1,039,116)	(140,690)	(13,892)	(998,210)	(529,824)	(287,762)	(88,009)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	-	-	-	-	(18)	-
Contingent deferred sales charges (note 2)	(8,842)	(2,967)	-	(1)	(4,580)	(2,449)	(988)	(925)
Adjustments to maintain reserves	(165)	(166)	(21)	(16)	(223)	(69)	(231)	(45)

Net equity transactions	657,823	14,348	(162,400)	1,144,430	6,341,889	15,847,553	2,505,810	1,563,836

Net change in contract owners’ equity	928,454	(405,649)	(141,449)	1,117,319	8,367,156	15,492,064	3,054,886	1,435,397
Contract owners’ equity beginning of period	9,983,448	10,389,097	1,117,319	-	15,492,064	-	2,598,864	1,163,467

Contract owners’ equity end of period	$10,911,902	9,983,448	975,870	1,117,319	23,859,220	15,492,064	5,653,750	2,598,864

CHANGES IN UNITS:
Beginning units	1,010,449	1,010,075	112,066	-	1,652,567	-	249,038	107,020
Units purchased	785,835	293,771	32,700	115,521	1,679,314	1,872,310	331,814	286,050
Units redeemed	(725,216)	(293,397)	(49,930)	(3,455)	(1,184,544)	(219,743)	(104,449)	(144,032)

Ending units	1,071,068	1,010,449	94,836	112,066	2,147,337	1,652,567	476,403	249,038

	FQB		FC2		FAM2		FB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$119	130	(47,297)	(9,885)	(7,455)	(2,392)	26,148	1,298
Realized gain (loss) on investments	-	1	(213,721)	(15,920)	(153,923)	(56,777)	32,909	81
Change in unrealized gain (loss) on investments	10	(209)	98,012	(266,895)	104,211	(95,102)	125,063	(2,815)
Reinvested capital gains	-	-	511,964	53,472	56,037	125,009	9,745	511

Net increase (decrease) in contract owners’ equity resulting from operations	129	(78)	348,958	(239,228)	(1,130)	(29,262)	193,865	(925)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,825	5,759	37,327	47,556	3,967,052	235,518
Transfers between funds	-	-	(490,710)	7,741,448	(539,801)	(85,052)	(195,424)	(4,912)
Redemptions (note 3)	-	-	(652,894)	(685,439)	(444,824)	(264,368)	(36,398)	(128)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	(75)	-
Contingent deferred sales charges (note 2)	-	-	(84)	(23)	(9,052)	(1,061)	(38)	-
Adjustments to maintain reserves	6	(11)	(20)	(30)	(29)	(48)	(54)	-

Net equity transactions	(2)	(19)	(1,038,883)	7,061,715	(956,379)	(302,973)	3,735,063	230,478

Net change in contract owners’ equity	127	(97)	(689,925)	6,822,487	(957,509)	(332,235)	3,928,928	229,553
Contract owners’ equity beginning of period	5,144	5,241	6,822,487	-	1,512,698	1,844,933	229,553	-

Contract owners’ equity end of period	$5,271	5,144	6,132,562	6,822,487	555,189	1,512,698	4,158,481	229,553

CHANGES IN UNITS:
Beginning units	300	301	704,451	-	129,762	155,125	23,700	-
Units purchased	-	(1)	69,860	821,289	10,028	46,572	595,592	24,230
Units redeemed	-	-	(178,604)	(116,838)	(93,057)	(71,935)	(213,488)	(530)

Ending units	300	300	595,707	704,451	46,733	129,762	405,804	23,700

	FEI2		FGI2		FG2		FHI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$96,234	222,831	37,855	-	(365,354)	(227,250)	389,301	223,391
Realized gain (loss) on investments	(743,427)	(188,972)	8,356	-	(2,279,676)	60,805	(86,570)	(98,979)
Change in unrealized gain (loss) on investments	1,788,190	(1,204,939)	105,908	-	(1,994,455)	1,198,479	486,451	(534,162)
Reinvested capital gains	759,458	75,414	-	-	2,011,604	29,309	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,900,455	(1,095,666)	152,119	-	(2,627,881)	1,061,343	789,182	(409,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,160,348	929,164	1,073,897	-	3,181,045	3,283,204	129,039	427,882
Transfers between funds	1,205,281	13,564,394	2,174,197	-	(5,034,176)	43,444,135	4,446,609	4,336,115
Redemptions (note 3)	(2,009,318)	(1,467,321)	(18,015)	-	(4,648,228)	(1,376,991)	(291,523)	(369,102)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(55)	-	-	-
Contingent deferred sales charges (note 2)	(32,644)	(40,959)	-	-	(14,556)	(18,358)	(2,017)	(979)
Adjustments to maintain reserves	(197)	(92)	(10)	-	(166)	37	(153)	(16)

Net equity transactions	323,470	12,985,186	3,230,067	-	(6,516,136)	45,332,027	4,281,955	4,393,900

Net change in contract owners’ equity	2,223,925	11,889,520	3,382,186	-	(9,144,017)	46,393,370	5,071,137	3,984,150
Contract owners’ equity beginning of period	11,889,520	-	-	-	46,393,370	-	3,984,150	-

Contract owners’ equity end of period	$14,113,445	11,889,520	3,382,186	-	37,249,353	46,393,370	9,055,287	3,984,150

CHANGES IN UNITS:
Beginning units	1,281,852	-	-	-	4,519,108	-	437,803	-
Units purchased	700,441	1,935,332	343,609	-	2,553,157	5,099,158	1,251,177	1,095,075
Units redeemed	(668,886)	(653,480)	(43,081)	-	(3,405,722)	(580,050)	(811,587)	(657,272)

Ending units	1,313,407	1,281,852	300,528	-	3,666,543	4,519,108	877,393	437,803

	FIGBP2		GVGMNS		GVHQFA		GVSIA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(18,697)	-	(7,236)	(6,208)	(11,653)	(9,656)	7,525	6,302
Realized gain (loss) on investments	(104,252)	-	(2,172)	2,830	(10,040)	(2,031)	(8,026)	(6,624)
Change in unrealized gain (loss) on investments	(79,387)	-	29,442	(40,570)	10,591	(7,339)	(5,153)	(20,960)
Reinvested capital gains	-	-	-	11,315	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(202,336)	-	20,034	(32,633)	(11,102)	(19,026)	(5,654)	(21,282)

Equity transactions:
Purchase payments received from contract owners (note 3)	549,223	-	167,089	260,744	344,060	1,314,736	521,338	1,174,636
Transfers between funds	2,721,834	-	(6,638)	188,454	(9,137)	676,083	(22,004)	(50,392)
Redemptions (note 3)	(913,294)	-	(1,711)	(4,929)	(51,144)	(666,985)	(150,997)	(3,351)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(8)	-	-	-
Contingent deferred sales charges (note 2)	(1,230)	-	-	-	(555)	(103)	-	-
Adjustments to maintain reserves	(32)	-	(36)	(17)	(66)	(37)	(31)	(11)

Net equity transactions	2,356,501	-	158,702	444,252	283,150	1,323,694	348,306	1,120,882

Net change in contract owners’ equity	2,154,165	-	178,736	411,619	272,048	1,304,668	342,652	1,099,600
Contract owners’ equity beginning of period	-	-	519,462	107,843	1,304,668	-	1,099,600	-

Contract owners’ equity end of period	$2,154,165	-	698,198	519,462	1,576,716	1,304,668	1,442,252	1,099,600

CHANGES IN UNITS:
Beginning units	-	-	53,424	10,294	133,762	-	115,180	-
Units purchased	1,311,495	-	19,095	53,971	319,077	273,721	65,987	168,086
Units redeemed	(1,095,552)	-	(2,814)	(10,841)	(290,311)	(139,959)	(28,999)	(52,906)

Ending units	215,943	-	69,705	53,424	162,528	133,762	152,168	115,180

	SBVI		SBVSG2		LPWHY2		OVIGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$909	3,221	(4,311)	(187)	162,855	104,456	(2,469)	(607)
Realized gain (loss) on investments	28,132	4,262	1,489	7	(146,779)	(110,958)	(1,186)	5
Change in unrealized gain (loss) on investments	127,441	(169,893)	45,729	73	371,772	(171,726)	(27,531)	2,742
Reinvested capital gains	33,610	79,573	19,005	560	-	-	17,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	190,092	(82,837)	61,912	453	387,848	(178,228)	(13,908)	2,140

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	630,779	126,367	1,387,771	1,130,730	680,543	353,575
Transfers between funds	-	-	(54,131)	3,658	(54,797)	(403,577)	50,134	4,000
Redemptions (note 3)	(411,671)	(20,239)	(2,996)	(148)	(286,439)	(94,673)	(10,753)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,024)	(965)	(6)	-	(20)	-	(15)	-
Contingent deferred sales charges (note 2)	-	-	(19)	-	(1,978)	(861)	-	-
Adjustments to maintain reserves	2	1	(13)	(3)	(143)	(67)	(30)	(3)

Net equity transactions	(412,693)	(21,203)	573,614	129,874	1,044,394	631,552	719,879	357,572

Net change in contract owners’ equity	(222,601)	(104,040)	635,526	130,327	1,432,242	453,324	705,971	359,712
Contract owners’ equity beginning of period	1,912,475	2,016,515	130,327	-	2,289,976	1,836,652	359,712	-

Contract owners’ equity end of period	$1,689,874	1,912,475	765,853	130,327	3,722,218	2,289,976	1,065,683	359,712

CHANGES IN UNITS:
Beginning units	141,325	142,858	13,902	-	255,323	189,589	37,758	-
Units purchased	-	-	85,296	13,918	336,394	190,148	106,893	45,502
Units redeemed	(29,366)	(1,533)	(20,868)	(16)	(228,001)	(124,414)	(28,354)	(7,744)

Ending units	111,959	141,325	78,330	13,902	363,716	255,323	116,297	37,758

	OVGSS		OVSCS		PMVAAD		PMVFAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(26,497)	(7,219)	(12,120)	(817)	94,525	115,329	(7,680)	(2,154)
Realized gain (loss) on investments	(381,548)	(370,835)	3,843	(52)	(810,850)	(554,292)	(28,430)	(163,861)
Change in unrealized gain (loss) on investments	(56,881)	(120,369)	243,717	(6,675)	1,517,065	(415,751)	66,538	(42,194)
Reinvested capital gains	284,269	372,613	52,922	-	-	-	-	4,697

Net increase (decrease) in contract owners’ equity resulting from operations	(180,657)	(125,810)	288,362	(7,544)	800,740	(854,714)	30,428	(203,512)

Equity transactions:
Purchase payments received from contract owners (note 3)	873,358	1,398,114	1,498,998	510,863	796,652	520,260	399,513	382,169
Transfers between funds	(2,079,143)	1,919,606	97,787	(15,438)	3,735,036	(3,292,460)	(562,373)	(332,438)
Redemptions (note 3)	(291,706)	(326,743)	(29,821)	(80)	(2,317,355)	(734,497)	(243,146)	(121,413)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(24)	-	(3)	-	(9)	-
Contingent deferred sales charges (note 2)	(1,760)	(3,817)	(78)	-	(2,069)	(1,069)	(2,839)	(89)
Adjustments to maintain reserves	(150)	(70)	(54)	14	(141)	(73)	(45)	(168)

Net equity transactions	(1,499,406)	2,987,090	1,566,808	495,359	2,212,120	(3,507,839)	(408,899)	(71,939)

Net change in contract owners’ equity	(1,680,063)	2,861,280	1,855,170	487,815	3,012,860	(4,362,553)	(378,471)	(275,451)
Contract owners’ equity beginning of period	5,635,310	2,774,030	487,815	-	6,625,614	10,988,167	1,785,710	2,061,161

Contract owners’ equity end of period	$3,955,247	5,635,310	2,342,985	487,815	9,638,474	6,625,614	1,407,239	1,785,710

CHANGES IN UNITS:
Beginning units	480,902	241,225	54,493	-	706,689	1,048,624	178,917	188,653
Units purchased	168,530	884,462	240,884	70,456	890,509	172,115	424,848	121,734
Units redeemed	(307,678)	(644,785)	(70,367)	(15,963)	(670,811)	(514,050)	(464,943)	(131,470)

Ending units	341,754	480,902	225,010	54,493	926,387	706,689	138,822	178,917

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(38,701)	443,356	111,981	629,425	(10,084)	45,519	139,602	121,571
Realized gain (loss) on investments	(662,822)	(83,237)	(704,992)	(103,500)	(655,972)	(163,681)	(32,652)	(360,474)
Change in unrealized gain (loss) on investments	625,525	(579,222)	827,246	(947,216)	896,101	(390,018)	273,427	81,954
Reinvested capital gains	-	-	-	198,165	-	-	-	14,736

Net increase (decrease) in contract owners’ equity resulting from operations	(75,998)	(219,103)	234,235	(223,126)	230,045	(508,180)	380,377	(142,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	996,150	2,920,304	6,505,616	4,038,536	139,440	262,773	348,120	145,410
Transfers between funds	(4,958,913)	10,818,423	(302,270)	2,506,528	1,082,852	120,288	1,147,214	(1,439,527)
Redemptions (note 3)	(1,920,633)	(1,719,249)	(4,323,533)	(2,362,605)	(84,923)	(61,247)	(893,517)	(243,973)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(75)	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(8,511)	(7,625)	(9,706)	(8,328)	(258)	(17)	(1,439)	(689)
Adjustments to maintain reserves	558	(1,759)	1,206	(2,420)	(114)	(76)	(57)	(481)

Net equity transactions	(5,891,349)	12,010,094	1,871,238	4,171,711	1,136,997	321,721	600,308	(1,539,260)

Net change in contract owners’ equity	(5,967,347)	11,790,991	2,105,473	3,948,585	1,367,042	(186,459)	980,685	(1,681,473)
Contract owners’ equity beginning of period	25,644,440	13,853,449	19,019,736	15,071,151	1,424,468	1,610,927	2,500,438	4,181,911

Contract owners’ equity end of period	$19,677,093	25,644,440	21,125,209	19,019,736	2,791,510	1,424,468	3,481,123	2,500,438

CHANGES IN UNITS:
Beginning units	2,606,396	1,393,573	1,805,992	1,414,783	250,185	207,140	221,269	355,130
Units purchased	2,054,641	4,297,423	3,026,289	2,463,817	334,382	99,806	495,595	139,097
Units redeemed	(2,651,289)	(3,084,600)	(2,858,690)	(2,072,608)	(148,544)	(56,761)	(442,849)	(272,958)

Ending units	2,009,748	2,606,396	1,973,591	1,805,992	436,023	250,185	274,015	221,269

	PMVGBD		PMVHYD		PIVEM2		PIHYB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,246)	13,532	1,144,662	1,092,808	(5,534)	18,514	12,072	15,824
Realized gain (loss) on investments	(232,295)	(240,448)	554,927	(1,850,337)	(188,589)	(91,085)	(10,597)	(19,588)
Change in unrealized gain (loss) on investments	417,375	(156,499)	1,173,263	(710,489)	215,894	(153,171)	40,555	(32,935)
Reinvested capital gains	-	-	-	258,658	-	100,979	-	17,969

Net increase (decrease) in contract owners’ equity resulting from operations	176,834	(383,415)	2,872,852	(1,209,360)	21,771	(124,763)	42,030	(18,730)

Equity transactions:
Purchase payments received from contract owners (note 3)	779,507	1,425,591	628,974	1,239,605	608	21,870	23,201	3,152
Transfers between funds	(714,779)	(1,001,883)	15,969,592	6,721,575	(33,168)	17,898	(53,381)	(97,734)
Redemptions (note 3)	(1,105,950)	(334,861)	(3,097,235)	(3,795,982)	(43,167)	(33,980)	(45,894)	(109,669)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,436)	(1,323)	(12,223)	(20,525)	-	(1)	(8)	-
Adjustments to maintain reserves	221	(492)	(1,882)	(11,560)	(28)	(35)	(16)	(78)

Net equity transactions	(1,047,437)	87,032	13,487,226	4,133,113	(75,755)	5,752	(76,098)	(204,329)

Net change in contract owners’ equity	(870,603)	(296,383)	16,360,078	2,923,753	(53,984)	(119,011)	(34,068)	(223,059)
Contract owners’ equity beginning of period	6,480,577	6,776,960	17,117,278	14,193,525	475,873	594,884	396,509	619,568

Contract owners’ equity end of period	$5,609,974	6,480,577	33,477,356	17,117,278	421,889	475,873	362,441	396,509

CHANGES IN UNITS:
Beginning units	626,063	618,483	1,375,441	1,105,129	74,082	77,131	32,265	45,927
Units purchased	234,814	303,744	6,152,721	7,212,594	76,277	81,586	2,100	236
Units redeemed	(331,256)	(296,164)	(5,104,994)	(6,942,282)	(87,620)	(84,635)	(8,093)	(13,898)

Ending units	529,621	626,063	2,423,168	1,375,441	62,739	74,082	26,272	32,265

	PVEIB		AVIE2		PROUSN		PROAHY
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,592	(549)	200	(48)	(13,286)	(36,153)	931,945	65,857
Realized gain (loss) on investments	2,104	17	(35)	-	(381,164)	(641,770)	2,234,286	(2,331,119)
Change in unrealized gain (loss) on investments	138,400	578	(4,084)	1,109	(14,600)	2,768	109,843	(284,083)
Reinvested capital gains	13,894	-	-	-	-	-	-	1,145,686

Net increase (decrease) in contract owners’ equity resulting from operations	156,990	46	(3,919)	1,061	(409,050)	(675,155)	3,276,074	(1,403,659)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,013,686	489,680	187,718	79,972	45,668	33,859	434,610	2,832,663
Transfers between funds	72,054	-	13,850	-	458,624	803,233	31,721,063	4,649,230
Redemptions (note 3)	(14,282)	-	(612)	-	(104,722)	(274,133)	(8,191,368)	(7,482,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(2,814)	(6,211)	(76,504)	(17,162)
Adjustments to maintain reserves	(16)	(6)	(11)	9	381	(43)	3,326	(109)

Net equity transactions	1,071,423	489,674	200,945	79,981	397,137	556,705	23,891,127	(17,569)

Net change in contract owners’ equity	1,228,413	489,720	197,026	81,042	(11,913)	(118,450)	27,167,201	(1,421,228)
Contract owners’ equity beginning of period	489,720	-	81,042	-	417,092	535,542	5,844,517	7,265,745

Contract owners’ equity end of period	$1,718,133	489,720	278,068	81,042	405,179	417,092	33,011,718	5,844,517

CHANGES IN UNITS:
Beginning units	52,116	-	8,736	-	505,722	473,189	438,199	536,044
Units purchased	122,565	70,959	24,953	15,109	40,729,902	117,351,283	14,380,689	10,781,635
Units redeemed	(11,907)	(18,843)	(3,192)	(6,373)	(40,615,612)	(117,318,750)	(12,579,232)	(10,879,480)

Ending units	162,774	52,116	30,497	8,736	620,012	505,722	2,239,656	438,199

	PROA30		PROBNK		PROBM		PROBR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,910)	(25,929)	(17,439)	(17,974)	(45,822)	(15,542)	(17,339)	(20,853)
Realized gain (loss) on investments	30,272	(324,966)	(32,868)	(46,866)	356,246	(177,035)	(332,003)	(781,426)
Change in unrealized gain (loss) on investments	(102,812)	16,818	252,261	(84,728)	223,585	(30,685)	(8,835)	68,601
Reinvested capital gains	-	118,619	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(79,450)	(215,458)	201,954	(149,568)	534,009	(223,262)	(358,177)	(733,678)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,447	406,025	67,902	489,297	224,506	209,665	47,457	22,123
Transfers between funds	(699,645)	1,034,909	1,638,145	795,109	5,196,928	(767,787)	459,002	744,541
Redemptions (note 3)	(176,017)	(387,215)	(96,679)	(226,336)	(317,965)	(44,259)	(153,524)	(741,337)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	(4,404)	(39)	(3,067)	(3,049)	(107)	(30)	(527)
Adjustments to maintain reserves	(210)	(54)	364	(67)	219	(40)	276	(38)

Net equity transactions	(865,286)	1,049,261	1,609,693	1,054,936	5,100,639	(602,528)	353,181	24,762

Net change in contract owners’ equity	(944,736)	833,803	1,811,647	905,368	5,634,648	(825,790)	(4,996)	(708,916)
Contract owners’ equity beginning of period	2,216,005	1,382,202	2,094,309	1,188,941	1,108,008	1,933,798	793,510	1,502,426

Contract owners’ equity end of period	$1,271,269	2,216,005	3,905,956	2,094,309	6,742,656	1,108,008	788,514	793,510

CHANGES IN UNITS:
Beginning units	250,619	139,150	153,779	85,417	136,926	202,526	210,408	375,099
Units purchased	511,835	1,627,128	698,559	460,512	2,093,497	192,886	8,061,827	12,663,360
Units redeemed	(618,549)	(1,515,659)	(616,230)	(392,150)	(1,521,685)	(258,486)	(8,030,212)	(12,828,051)

Ending units	143,905	250,619	236,108	153,779	708,738	136,926	242,023	210,408

	PROBIO		PROBL		PROCG		PROCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(88,062)	(157,475)	(149,200)	(202,579)	(41,708)	(47,529)	(65,326)	(146,622)
Realized gain (loss) on investments	(1,280,829)	668,095	(210,666)	(2,504,751)	410,323	275,149	(222,598)	(742,697)
Change in unrealized gain (loss) on investments	78,539	(812,685)	365,897	(165,545)	(131,908)	(349,647)	249,089	(495,612)
Reinvested capital gains	79,873	359,599	220,116	210,981	-	-	38,056	1,322,982

Net increase (decrease) in contract owners’ equity resulting from operations	(1,210,479)	57,534	226,147	(2,661,894)	236,707	(122,027)	(779)	(61,949)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,949	1,958,115	70,786	1,844,768	714,256	1,325,753	245,401	2,287,500
Transfers between funds	(1,405,456)	(6,497,616)	(11,243,785)	(9,978,567)	(4,003,743)	(3,177,266)	899,528	(5,140,084)
Redemptions (note 3)	(1,088,690)	(633,858)	(1,315,311)	(3,344,362)	(456,080)	(263,620)	(276,959)	(501,599)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,629)	(5,719)	(11,788)	(7,671)	(10,405)	(527)	(677)	(1,544)
Adjustments to maintain reserves	(174)	(194)	(1,512)	(87)	(13)	(144)	(53)	(154)

Net equity transactions	(1,401,000)	(5,179,272)	(12,501,610)	(11,485,919)	(3,755,985)	(2,115,804)	867,240	(3,355,881)

Net change in contract owners’ equity	(2,611,479)	(5,121,738)	(12,275,463)	(14,147,813)	(3,519,278)	(2,237,831)	866,461	(3,417,830)
Contract owners’ equity beginning of period	7,216,474	12,338,212	25,380,545	39,528,358	6,947,832	9,185,663	6,991,167	10,408,997

Contract owners’ equity end of period	$4,604,995	7,216,474	13,105,082	25,380,545	3,428,554	6,947,832	7,857,628	6,991,167

CHANGES IN UNITS:
Beginning units	259,473	449,535	1,599,922	2,442,600	458,236	620,053	382,999	588,414
Units purchased	459,719	585,413	9,674,780	21,308,128	554,604	1,318,566	417,059	1,101,687
Units redeemed	(520,190)	(775,475)	(10,507,436)	(22,150,806)	(789,668)	(1,480,383)	(379,928)	(1,307,102)

Ending units	199,002	259,473	767,266	1,599,922	223,172	458,236	420,130	382,999

	PROEM		PROE30		PROFIN		PROHC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(61,310)	8,314	32,318	111,499	(56,861)	(69,905)	(148,473)	(204,602)
Realized gain (loss) on investments	335,367	(699,200)	(340,772)	(679,337)	(412,394)	(517,562)	(631,388)	1,317,965
Change in unrealized gain (loss) on investments	(113,560)	(20,811)	388,069	(82,680)	797,916	(159,497)	(272,154)	(883,993)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,497	(711,697)	79,615	(650,518)	328,661	(746,964)	(1,052,015)	229,370

Equity transactions:
Purchase payments received from contract owners (note 3)	255,077	662,580	87,194	1,037,294	292,124	951,105	598,464	3,942,230
Transfers between funds	2,861,632	(738,002)	(1,163,347)	1,120,619	(2,975,569)	7,990,136	(2,784,780)	(5,436,447)
Redemptions (note 3)	(1,003,334)	(604,482)	(240,657)	(542,931)	(354,278)	(256,635)	(560,541)	(1,040,632)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,062)	(1,187)	(3,823)	(1,330)	(2,345)	(1,253)	(6,225)	(5,850)
Adjustments to maintain reserves	(2,141)	(72)	(53)	(39)	(23)	(151)	(122)	(115)

Net equity transactions	2,102,172	(681,163)	(1,320,686)	1,613,613	(3,040,091)	8,683,202	(2,753,204)	(2,540,814)

Net change in contract owners’ equity	2,262,669	(1,392,860)	(1,241,071)	963,095	(2,711,430)	7,936,238	(3,805,219)	(2,311,444)
Contract owners’ equity beginning of period	1,594,714	2,987,574	4,147,047	3,183,952	11,416,836	3,480,598	11,179,218	13,490,662

Contract owners’ equity end of period	$3,857,383	1,594,714	2,905,976	4,147,047	8,705,406	11,416,836	7,373,999	11,179,218

CHANGES IN UNITS:
Beginning units	244,196	373,572	404,677	271,242	801,013	237,817	583,272	727,943
Units purchased	4,978,412	3,186,663	537,736	1,113,407	1,068,773	1,670,389	759,005	1,037,477
Units redeemed	(4,684,249)	(3,316,039)	(675,731)	(979,972)	(1,329,951)	(1,107,193)	(935,302)	(1,182,148)

Ending units	538,359	244,196	266,682	404,677	539,835	801,013	406,975	583,272

	PROIND		PROINT		PRONET		PROJP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(74,851)	(54,573)	(21,349)	(78,439)	(59,042)	(80,635)	(25,696)	(72,774)
Realized gain (loss) on investments	(210,144)	(46,936)	(146,880)	(187,362)	(324,069)	281,155	(592,115)	(177,372)
Change in unrealized gain (loss) on investments	329,336	(318,398)	44,017	(20,539)	(123,595)	109,558	405,376	(281,372)
Reinvested capital gains	-	-	-	-	225,852	324,778	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,341	(419,907)	(124,212)	(286,340)	(280,854)	634,856	(212,435)	(531,518)

Equity transactions:
Purchase payments received from contract owners (note 3)	242,841	743,178	77,662	433,920	282,753	1,017,846	79,209	747,032
Transfers between funds	5,199,249	3,834,891	117,446	603,104	(2,220,102)	3,653,737	(1,030,500)	1,827,924
Redemptions (note 3)	(432,590)	(456,037)	(212,953)	(915,129)	(269,219)	(528,150)	(114,089)	(747,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,092)	(4,676)	(3,974)	(7,847)	(348)	(1,512)	(202)	(1,293)
Adjustments to maintain reserves	(201)	(33)	(1,264)	(64)	(265)	(34)	(36)	(81)

Net equity transactions	5,006,207	4,117,323	(23,083)	113,984	(2,207,181)	4,141,887	(1,065,618)	1,825,688

Net change in contract owners’ equity	5,050,548	3,697,416	(147,295)	(172,356)	(2,488,035)	4,776,743	(1,278,053)	1,294,170
Contract owners’ equity beginning of period	7,233,997	3,536,581	2,065,351	2,237,707	6,726,750	1,950,007	3,026,252	1,732,082

Contract owners’ equity end of period	$12,284,545	7,233,997	1,918,056	2,065,351	4,238,715	6,726,750	1,748,199	3,026,252

CHANGES IN UNITS:
Beginning units	540,448	251,139	193,125	200,598	382,997	131,448	226,725	134,742
Units purchased	2,039,152	1,051,445	617,235	2,170,257	199,402	971,706	255,744	917,077
Units redeemed	(1,786,958)	(762,136)	(625,863)	(2,177,730)	(350,824)	(720,157)	(350,601)	(825,094)

Ending units	792,642	540,448	184,497	193,125	231,575	382,997	131,868	226,725

	PRON		PROOG		PROPHR		PROPM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(121,692)	(133,244)	(44,270)	(122,760)	(23,056)	(54,752)	(85,449)	(30,681)
Realized gain (loss) on investments	(576,043)	(621,985)	(2,602,837)	(1,804,692)	(472,605)	(161,982)	1,598,283	(621,091)
Change in unrealized gain (loss) on investments	310,056	(77,091)	4,973,582	(2,491,272)	27,111	(173,602)	(145,184)	(89,451)
Reinvested capital gains	279,579	675,205	-	1,031,923	139,956	161,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,100)	(157,115)	2,326,475	(3,386,801)	(328,594)	(229,166)	1,367,650	(741,223)

Equity transactions:
Purchase payments received from contract owners (note 3)	594,800	1,436,733	1,346,466	1,771,422	336,941	840,349	1,435,233	291,652
Transfers between funds	(3,853,705)	(1,999,946)	525,634	2,501,185	(1,703,228)	(138,140)	(564,613)	384,563
Redemptions (note 3)	(924,362)	(2,044,713)	(1,001,182)	(814,543)	(194,747)	(541,100)	(493,586)	(139,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,763)	(39,895)	(12,039)	(13,166)	(1,403)	(3,029)	(5,047)	(603)
Adjustments to maintain reserves	(2,031)	(64)	576	(81)	146	(72)	69	(67)

Net equity transactions	(4,189,061)	(2,647,885)	859,455	3,444,817	(1,562,291)	158,008	372,056	535,995

Net change in contract owners’ equity	(4,297,161)	(2,805,000)	3,185,930	58,016	(1,890,885)	(71,158)	1,739,706	(205,228)
Contract owners’ equity beginning of period	14,937,745	17,742,745	10,717,212	10,659,196	4,203,402	4,274,560	1,738,321	1,943,549

Contract owners’ equity end of period	$10,640,584	14,937,745	13,903,142	10,717,212	2,312,517	4,203,402	3,478,027	1,738,321

CHANGES IN UNITS:
Beginning units	747,756	940,882	1,185,343	886,429	235,796	246,310	828,838	608,583
Units purchased	3,403,934	6,539,276	1,661,708	1,057,728	265,573	851,825	6,922,799	3,202,484
Units redeemed	(3,638,048)	(6,732,402)	(1,588,216)	(758,814)	(363,943)	(862,339)	(6,675,630)	(2,982,229)

Ending units	513,642	747,756	1,258,835	1,185,343	137,426	235,796	1,076,007	828,838

	PRORE		PRORRO		PROSCN		PROSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(19,792)	(50,174)	(11,916)	(11,234)	(24,722)	(19,078)	(6,166)	(11,302)
Realized gain (loss) on investments	18,350	146,075	4,186	(45,299)	291,273	(127,533)	(92,555)	14,290
Change in unrealized gain (loss) on investments	(108,856)	(141,496)	(15,936)	19,801	70,903	(151,468)	(4,332)	6,210
Reinvested capital gains	-	-	-	-	-	36,484	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,298)	(45,595)	(23,666)	(36,732)	337,454	(261,595)	(103,053)	9,198

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,317	1,272,461	4,729	26,952	209,942	120,382	2,953	598,948
Transfers between funds	(4,628,786)	1,500,167	2,866,091	(33,985)	1,595,001	(3,767,350)	41,453	246,537
Redemptions (note 3)	(1,191,431)	(1,108,884)	(317,452)	(82,883)	(95,625)	(110,772)	(58,695)	(676,980)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,927)	(35,939)	(5,023)	(1,590)	(8)	(42)	(93)	(1,035)
Adjustments to maintain reserves	38	(143)	(873)	(57)	(53)	(34)	1,323	(39)

Net equity transactions	(4,848,789)	1,627,662	2,547,472	(91,563)	1,709,257	(3,757,816)	(13,059)	167,431

Net change in contract owners’ equity	(4,959,087)	1,582,067	2,523,806	(128,295)	2,046,711	(4,019,411)	(116,112)	176,629
Contract owners’ equity beginning of period	8,205,536	6,623,469	485,909	614,204	1,368,093	5,387,504	222,881	46,252

Contract owners’ equity end of period	$3,246,449	8,205,536	3,009,715	485,909	3,414,804	1,368,093	106,769	222,881

CHANGES IN UNITS:
Beginning units	641,284	510,356	128,910	157,991	98,642	371,556	28,179	6,375
Units purchased	1,656,555	1,435,776	4,621,364	5,911,996	614,557	543,753	1,178,384	2,154,406
Units redeemed	(2,054,850)	(1,304,848)	(3,900,461)	(5,941,077)	(517,157)	(816,667)	(1,190,531)	(2,132,602)

Ending units	242,989	641,284	849,813	128,910	196,042	98,642	16,032	28,179

	PROSIN		PROSN		PROTEC		PROTEL
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,189)	(6,893)	(11,557)	(9,570)	(89,427)	(81,996)	259	87,861
Realized gain (loss) on investments	(41,106)	(64,502)	(165,185)	(351,663)	12,862	(203,909)	200,138	(79,670)
Change in unrealized gain (loss) on investments	(16,301)	(652)	(12,051)	(2,407)	183,614	(150,914)	44,602	24,480
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,596)	(72,047)	(188,793)	(363,640)	107,049	(436,819)	244,999	32,671

Equity transactions:
Purchase payments received from contract owners (note 3)	(4,180)	755,430	2,883	21,913	455,747	1,336,365	101,363	448,215
Transfers between funds	334,241	(119,297)	749,458	180,836	(3,556,807)	1,492,984	847,897	(591,616)
Redemptions (note 3)	(53,739)	(738,239)	(13,060)	(61,911)	(421,048)	(301,955)	(205,134)	(91,092)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(6)	-	(62)	(3,580)	(4,262)	(4,629)	(284)
Adjustments to maintain reserves	9,862	(4,995)	(29)	(19)	(481)	(130)	(94)	(45)

Net equity transactions	286,179	(107,107)	739,252	140,757	(3,526,169)	2,523,002	739,403	(234,822)

Net change in contract owners’ equity	220,583	(179,154)	550,459	(222,883)	(3,419,120)	2,086,183	984,402	(202,151)
Contract owners’ equity beginning of period	263,074	442,228	158,731	381,614	7,978,790	5,892,607	368,536	570,687

Contract owners’ equity end of period	$483,657	263,074	709,190	158,731	4,559,670	7,978,790	1,352,938	368,536

CHANGES IN UNITS:
Beginning units	52,420	85,409	54,422	114,259	550,302	410,320	30,985	47,871
Units purchased	1,259,284	1,122,455	5,482,547	7,594,783	679,875	1,319,606	1,184,455	919,100
Units redeemed	(1,208,785)	(1,155,444)	(5,256,941)	(7,654,620)	(945,451)	(1,179,624)	(1,120,708)	(935,986)

Ending units	102,919	52,420	280,028	54,422	284,726	550,302	94,732	30,985

	PROGVP		PROUN		PROUTL		RVMFU
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(64,835)	(58,619)	(47,164)	(100,843)	(36,742)	(3,596)	121,182	21,367
Realized gain (loss) on investments	(600,081)	(254,963)	(30,764)	(809)	915,735	(619,653)	(688,451)	200,377
Change in unrealized gain (loss) on investments	34,006	(32,250)	96,709	(11,353)	(46,001)	(143,451)	(481,516)	(764,571)
Reinvested capital gains	-	-	325,440	928,260	167,181	13,477	-	124,819

Net increase (decrease) in contract owners’ equity resulting from operations	(630,910)	(345,832)	344,221	815,255	1,000,173	(753,223)	(1,048,785)	(418,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,109,999	737,589	207,151	198,746	855,796	1,092,392	2,650,523	1,783,334
Transfers between funds	(1,746,960)	1,767,146	2,076,357	(3,680,234)	622,214	(2,656,677)	(2,089,127)	3,165,201
Redemptions (note 3)	(881,316)	(1,078,811)	(514,426)	(764,823)	(425,162)	(380,983)	(716,010)	(529,695)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(40)	-
Contingent deferred sales charges (note 2)	(15,767)	(24,938)	(3,637)	(6,362)	(5,969)	(4,868)	(2,503)	(2,179)
Adjustments to maintain reserves	(476)	(118)	(251)	(118)	254	(74)	(153)	(163)

Net equity transactions	(1,534,520)	1,400,868	1,765,194	(4,252,791)	1,047,133	(1,950,210)	(157,310)	4,416,498

Net change in contract owners’ equity	(2,165,430)	1,055,036	2,109,415	(3,437,536)	2,047,306	(2,703,433)	(1,206,095)	3,998,490
Contract owners’ equity beginning of period	3,594,158	2,539,122	2,850,033	6,287,569	2,667,033	5,370,466	7,358,106	3,359,616

Contract owners’ equity end of period	$1,428,728	3,594,158	4,959,448	2,850,033	4,714,339	2,667,033	6,152,011	7,358,106

CHANGES IN UNITS:
Beginning units	246,664	161,162	73,879	184,912	197,035	364,675	991,335	439,704
Units purchased	2,433,534	2,977,347	792,424	4,683,888	1,992,639	1,101,644	618,257	1,290,597
Units redeemed	(2,580,666)	(2,891,845)	(747,651)	(4,794,921)	(1,882,106)	(1,269,284)	(632,886)	(738,966)

Ending units	99,532	246,664	118,652	73,879	307,568	197,035	976,706	991,335

	RSRF		RVAMR		RBKF		RBMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(119,290)	(117,251)	4,464	(90,442)	(9,290)	(44,048)	(72,743)	(43,071)
Realized gain (loss) on investments	343,268	524,937	(1,408,440)	538,145	187,181	(748,712)	462,562	(605,125)
Change in unrealized gain (loss) on investments	(442,034)	(438,723)	1,848,629	(2,599,487)	515,812	131,232	439,399	118,964
Reinvested capital gains	-	-	204,358	914,167	-	-	91,136	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,056)	(31,037)	649,011	(1,237,617)	693,703	(661,528)	920,354	(529,232)

Equity transactions:
Purchase payments received from contract owners (note 3)	553,038	1,143,846	168,536	1,146,007	291,039	934,415	177,726	253,269
Transfers between funds	(2,661,976)	2,922,967	(11,713,281)	893,678	1,624,439	1,864,268	3,321,468	(886,675)
Redemptions (note 3)	(674,573)	(947,448)	(1,593,844)	(1,868,203)	(330,616)	(975,830)	(697,038)	(340,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,439)	(1,717)	(7,995)	(10,276)	(415)	(694)	(1,943)	(1,793)
Adjustments to maintain reserves	(185)	(102)	(37)	(120)	(132)	(84)	(108)	(94)

Net equity transactions	(2,785,135)	3,117,546	(13,146,621)	161,086	1,584,315	1,822,075	2,800,105	(975,591)

Net change in contract owners’ equity	(3,003,191)	3,086,509	(12,497,610)	(1,076,531)	2,278,018	1,160,547	3,720,459	(1,504,823)
Contract owners’ equity beginning of period	10,894,555	7,808,046	14,467,164	15,543,695	3,087,040	1,926,493	2,097,515	3,602,338

Contract owners’ equity end of period	$7,891,364	10,894,555	1,969,554	14,467,164	5,365,058	3,087,040	5,817,974	2,097,515

CHANGES IN UNITS:
Beginning units	776,095	546,015	1,257,580	1,249,764	404,243	233,270	118,511	167,362
Units purchased	102,643	402,691	176,311	287,241	1,956,395	2,835,255	1,031,113	272,849
Units redeemed	(316,342)	(172,611)	(1,273,345)	(279,425)	(1,803,135)	(2,664,282)	(887,080)	(321,700)

Ending units	562,396	776,095	160,546	1,257,580	557,503	404,243	262,544	118,511

	RVBER		RBF		RVCLR		RVCMD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(66,137)	(82,395)	(135,455)	(285,382)	(133,307)	(99,232)	(22,546)	(31,977)
Realized gain (loss) on investments	(651,088)	184,899	(4,112,330)	943,755	(1,421,684)	(37,572)	(548,353)	(1,402,629)
Change in unrealized gain (loss) on investments	1,108,989	(720,982)	1,271,647	(3,081,102)	1,838,912	(1,314,527)	615,443	563,628
Reinvested capital gains	-	76,743	-	-	847,030	116,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	391,764	(541,735)	(2,976,138)	(2,422,729)	1,130,951	(1,334,469)	44,544	(870,978)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,100	487,417	577,742	2,297,136	285,360	463,047	224,833	263,690
Transfers between funds	(6,996,200)	207,459	(2,777,872)	3,075,703	(17,091,076)	2,521,935	399,076	(49,180)
Redemptions (note 3)	(1,177,459)	(948,827)	(1,456,844)	(2,091,704)	(2,669,372)	(3,283,583)	(222,991)	(275,195)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,896)	(8,742)	(40,518)	(42,526)	(14,205)	(8,007)	(2,501)	(376)
Adjustments to maintain reserves	(63)	(66)	(82)	(288)	(80)	(51)	(120)	(103)

Net equity transactions	(8,136,518)	(262,759)	(3,697,574)	3,238,321	(19,489,373)	(306,659)	398,297	(61,164)

Net change in contract owners’ equity	(7,744,754)	(804,494)	(6,673,712)	815,592	(18,358,422)	(1,641,128)	442,841	(932,142)
Contract owners’ equity beginning of period	9,180,862	9,985,356	14,533,009	13,717,417	20,771,137	22,412,265	1,492,889	2,425,031

Contract owners’ equity end of period	$1,436,108	9,180,862	7,859,297	14,533,009	2,412,715	20,771,137	1,935,730	1,492,889

CHANGES IN UNITS:
Beginning units	853,997	878,354	453,190	458,541	1,986,155	2,024,648	764,311	809,296
Units purchased	196,822	122,577	830,683	1,498,775	849,607	824,153	1,736,997	1,251,843
Units redeemed	(924,250)	(146,934)	(974,257)	(1,504,126)	(2,621,443)	(862,646)	(1,611,798)	(1,296,828)

Ending units	126,569	853,997	309,616	453,190	214,319	1,986,155	889,510	764,311

	RCPF		RVLDD		RELF		RENF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(98,625)	(90,695)	(105,528)	(102,815)	(50,483)	(59,972)	(118,900)	(177,384)
Realized gain (loss) on investments	857,198	(173,256)	891,489	(1,503,879)	361,507	(19,616)	(735,820)	(6,479,528)
Change in unrealized gain (loss) on investments	(898,217)	479,428	180,176	167,326	281,072	(216,804)	5,494,813	1,028,085
Reinvested capital gains	585,411	311,938	-	1,334,318	-	-	-	318,040

Net increase (decrease) in contract owners’ equity resulting from operations	445,767	527,415	966,137	(105,050)	592,096	(296,392)	4,640,093	(5,310,787)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,654,714	911,403	133,148	188,314	53,458	246,231	548,166	1,260,709
Transfers between funds	(7,418,237)	6,692,022	(6,220,356)	6,000,936	861,661	(163,078)	2,459,629	1,041,873
Redemptions (note 3)	(1,810,426)	(851,338)	(632,909)	(681,258)	(463,877)	(463,326)	(1,981,579)	(823,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,293)	(2,583)	(5,165)	(2,443)	(1,609)	(851)	(7,118)	(2,596)
Adjustments to maintain reserves	(229)	(145)	(181)	22	(90)	(96)	(1,672)	(1,120)

Net equity transactions	(7,576,471)	6,749,359	(6,725,463)	5,505,571	449,543	(381,120)	1,017,426	1,475,787

Net change in contract owners’ equity	(7,130,704)	7,276,774	(5,759,326)	5,400,521	1,041,639	(677,512)	5,657,519	(3,835,000)
Contract owners’ equity beginning of period	16,115,663	8,838,889	14,986,879	9,586,358	3,788,042	4,465,554	12,007,992	15,842,992

Contract owners’ equity end of period	$8,984,959	16,115,663	9,227,553	14,986,879	4,829,681	3,788,042	17,665,511	12,007,992

CHANGES IN UNITS:
Beginning units	553,132	317,791	800,214	484,688	335,163	400,386	839,869	759,621
Units purchased	672,699	1,108,407	5,552,885	5,636,609	828,811	1,234,745	2,354,592	1,241,184
Units redeemed	(932,670)	(873,066)	(5,967,048)	(5,321,083)	(811,553)	(1,299,968)	(2,241,873)	(1,160,936)

Ending units	293,161	553,132	386,051	800,214	352,421	335,163	952,588	839,869

	RESF		RLCE		RFSF		RUGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(44,847)	(123,378)	3,342	(2,102)	3,639	(78,063)	(56,482)	(62,204)
Realized gain (loss) on investments	(1,962,105)	(5,043,608)	(89,176)	(160,990)	(114,392)	201,786	1,792,654	(1,669,150)
Change in unrealized gain (loss) on investments	3,563,716	1,116,412	51,047	52,582	821,814	(587,990)	(246,857)	(482,429)
Reinvested capital gains	-	-	-	-	-	-	-	2,456,442

Net increase (decrease) in contract owners’ equity resulting from operations	1,556,764	(4,050,574)	(34,787)	(110,510)	711,061	(464,267)	1,489,315	242,659

Equity transactions:
Purchase payments received from contract owners (note 3)	363,382	638,257	12,915	130,974	149,396	462,132	318,035	2,901,612
Transfers between funds	360,071	903,634	(115,423)	(154,623)	1,471,810	773,749	(2,007,719)	(3,731,345)
Redemptions (note 3)	(768,408)	(721,793)	(70,221)	(191,489)	(773,067)	(929,916)	(1,791,908)	(3,258,869)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,884)	(7,625)	(19)	(198)	(19,617)	(33,779)	(7,794)	(13,797)
Adjustments to maintain reserves	(192)	(141)	(70)	(57)	(214)	(58)	1,084	(2,393)

Net equity transactions	(50,031)	812,332	(172,818)	(215,393)	828,308	272,128	(3,488,302)	(4,104,792)

Net change in contract owners’ equity	1,506,733	(3,238,242)	(207,605)	(325,903)	1,539,369	(192,139)	(1,998,987)	(3,862,133)
Contract owners’ equity beginning of period	7,964,659	11,202,901	1,036,926	1,362,829	7,555,577	7,747,716	8,447,751	12,309,884

Contract owners’ equity end of period	$9,471,392	7,964,659	829,321	1,036,926	9,094,946	7,555,577	6,448,764	8,447,751

CHANGES IN UNITS:
Beginning units	597,799	552,521	108,694	134,608	693,822	671,332	456,187	621,779
Units purchased	1,649,294	1,069,914	752,829	958,308	1,399,193	631,718	5,956,068	8,486,892
Units redeemed	(1,659,499)	(1,024,636)	(769,014)	(984,222)	(1,357,570)	(609,228)	(6,062,895)	(8,652,484)

Ending units	587,594	597,799	92,509	108,694	735,445	693,822	349,360	456,187

	RHCF		RINF		RVIDD		RJNF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(202,498)	(386,702)	(64,740)	(59,479)	(58,140)	(45,989)	(27,527)	(39,858)
Realized gain (loss) on investments	(3,345,576)	249,842	(397,499)	(974,585)	(1,700,957)	(1,137,698)	(28,785)	(138,387)
Change in unrealized gain (loss) on investments	1,017,812	(2,299,673)	(195,724)	375,263	(10,648)	43,916	(11,686)	10,645
Reinvested capital gains	519,189	525,054	390,924	819,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,011,073)	(1,911,479)	(267,039)	161,100	(1,769,745)	(1,139,771)	(67,998)	(167,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	653,069	3,618,456	97,945	258,406	169,484	538,013	89,689	(297,020)
Transfers between funds	(4,733,820)	1,258,183	(396,824)	2,452,016	858,710	1,875,890	(333,827)	217,487
Redemptions (note 3)	(2,198,342)	(2,867,922)	(517,450)	(430,823)	(259,268)	(804,438)	(339,201)	(220,103)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54,950)	(45,916)	(978)	(3,382)	(3,597)	(16,717)	(938)	(1,186)
Adjustments to maintain reserves	(1,806)	(1,952)	(139)	(76)	158	(2,209)	16	14

Net equity transactions	(6,335,849)	1,960,849	(817,446)	2,276,141	765,487	1,590,539	(584,261)	(300,808)

Net change in contract owners’ equity	(8,346,922)	49,370	(1,084,485)	2,437,241	(1,004,258)	450,768	(652,259)	(468,408)
Contract owners’ equity beginning of period	19,363,422	19,314,052	6,020,677	3,583,436	2,112,085	1,661,317	1,920,146	2,388,554

Contract owners’ equity end of period	$11,016,500	19,363,422	4,936,192	6,020,677	1,107,827	2,112,085	1,267,887	1,920,146

CHANGES IN UNITS:
Beginning units	798,201	818,470	214,786	134,520	2,794,435	1,996,596	664,416	798,202
Units purchased	701,925	2,003,159	500,316	718,823	140,942,620	142,758,314	10,845,182	14,006,451
Units redeemed	(989,827)	(2,023,428)	(545,529)	(638,557)	(141,695,359)	(141,960,475)	(11,057,383)	(14,140,237)

Ending units	510,299	798,201	169,573	214,786	2,041,696	2,794,435	452,215	664,416

	RVIMC		RAF		RVISC		RUF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,563)	(12,978)	(9,410)	(11,457)	(91,872)	(24,329)	(37,908)	(42,303)
Realized gain (loss) on investments	(134,722)	(55,419)	(105,278)	(226,320)	(2,176,270)	(21,459)	(303,699)	(356,856)
Change in unrealized gain (loss) on investments	(10,613)	46,282	(5,014)	1,673	(13,615)	14,703	6,968	2,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,898)	(22,115)	(119,702)	(236,104)	(2,281,757)	(31,085)	(334,639)	(396,624)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,871	60,714	54,991	105,132	223,726	852,072	151,024	1,112,657
Transfers between funds	(60,956)	(265,913)	299,302	126,755	9,909,599	2,113,014	(353,292)	(194,341)
Redemptions (note 3)	(24,097)	(57,307)	(83,492)	(87,619)	(478,543)	(932,715)	(230,592)	(295,849)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(86)	(238)	(35)	(1,952)	(1,271)	(1,837)	(117)	(2,345)
Adjustments to maintain reserves	(29)	(43)	(33)	(48)	(39)	(75)	(69)	(86)

Net equity transactions	(70,297)	(262,787)	270,733	142,268	9,653,472	2,030,459	(433,046)	620,036

Net change in contract owners’ equity	(222,195)	(284,902)	151,031	(93,836)	7,371,715	1,999,374	(767,685)	223,412
Contract owners’ equity beginning of period	413,390	698,292	298,344	392,180	3,245,304	1,245,930	2,241,550	2,018,138

Contract owners’ equity end of period	$191,195	413,390	449,375	298,344	10,617,019	3,245,304	1,473,865	2,241,550

CHANGES IN UNITS:
Beginning units	208,444	351,637	318,657	321,838	1,622,820	655,199	1,035,469	878,859
Units purchased	2,087,623	1,466,444	11,152,475	9,495,243	89,545,195	27,715,976	14,778,364	20,209,728
Units redeemed	(2,174,593)	(1,609,637)	(10,935,710)	(9,498,424)	(83,612,862)	(26,748,355)	(15,036,314)	(20,053,118)

Ending units	121,474	208,444	535,422	318,657	7,555,153	1,622,820	777,519	1,035,469

	RLCJ		RLF		RMED		RVARS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,708)	(26,017)	(40,031)	(71,084)	(86,187)	(66,615)	(105,527)	(57,841)
Realized gain (loss) on investments	186,320	(348,044)	(493,454)	(759,865)	(1,067,489)	(226,524)	127,394	245,330
Change in unrealized gain (loss) on investments	(10,282)	319,957	540,228	(125,470)	1,483,295	(452,674)	(177,522)	(170,820)
Reinvested capital gains	-	-	64,843	796,253	269,416	151,693	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,330	(54,104)	71,586	(160,166)	599,035	(594,120)	(155,655)	16,669

Equity transactions:
Purchase payments received from contract owners (note 3)	19,965	308,384	152,534	310,436	2,175,906	1,031,479	620,805	855,674
Transfers between funds	(536,522)	431,084	(2,366,114)	2,274,112	850,347	8,103,094	(889,741)	1,642,054
Redemptions (note 3)	(98,877)	(332,606)	(514,902)	(521,237)	(214,744)	(753,916)	(658,477)	(910,644)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(31)	-
Contingent deferred sales charges (note 2)	-	(228)	(690)	(1,708)	(616)	(200)	(1,410)	(5,695)
Adjustments to maintain reserves	(49)	(43)	(237)	(92)	(278)	18	(158)	(140)

Net equity transactions	(615,483)	406,591	(2,729,409)	2,061,511	2,810,615	8,380,475	(929,012)	1,581,249

Net change in contract owners’ equity	(453,153)	352,487	(2,657,823)	1,901,345	3,409,650	7,786,355	(1,084,667)	1,597,918
Contract owners’ equity beginning of period	1,234,316	881,829	6,843,107	4,941,762	10,875,301	3,088,946	8,312,369	6,714,451

Contract owners’ equity end of period	$781,163	1,234,316	4,185,284	6,843,107	14,284,951	10,875,301	7,227,702	8,312,369

CHANGES IN UNITS:
Beginning units	101,533	79,473	256,578	181,903	336,043	94,489	902,632	732,401
Units purchased	828,541	1,013,849	317,851	689,390	469,738	831,431	271,614	654,514
Units redeemed	(871,033)	(991,789)	(427,554)	(614,715)	(462,143)	(589,877)	(372,634)	(484,283)

Ending units	59,041	101,533	146,875	256,578	343,638	336,043	801,612	902,632

	RVF		ROF		RNF		RPMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(141,682)	(238,457)	(246,330)	(262,302)	(156,169)	(161,447)	(208,571)	367,564
Realized gain (loss) on investments	(1,402,076)	(7,879,779)	(3,424,565)	(870,525)	1,595,324	753,972	5,900,551	(5,847,254)
Change in unrealized gain (loss) on investments	305,287	3,213,855	506,033	26,112	314,850	(268,121)	(429,653)	2,334,619
Reinvested capital gains	1,165,592	3,662,283	2,254,895	1,734,523	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,879)	(1,242,098)	(909,967)	627,808	1,754,005	324,404	5,262,327	(3,145,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,470	640,672	1,038,409	2,494,515	55,781	199,324	932,334	327,889
Transfers between funds	(12,188,291)	(7,339,504)	(6,983,184)	5,606,763	5,393,737	(1,009,384)	(2,261,104)	3,492,947
Redemptions (note 3)	(851,748)	(2,328,867)	(2,124,977)	(2,759,143)	(1,182,812)	(1,575,427)	(1,751,396)	(843,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,408)	(8,558)	(9,857)	(5,556)	(787)	(995)	(4,302)	(8,075)
Adjustments to maintain reserves	53	(288)	(215)	(97)	(148)	(34)	(866)	(425)

Net equity transactions	(12,628,924)	(9,036,545)	(8,079,824)	5,336,482	4,265,771	(2,386,516)	(3,085,334)	2,968,712

Net change in contract owners’ equity	(12,701,803)	(10,278,643)	(8,989,791)	5,964,290	6,019,776	(2,062,112)	2,176,993	(176,359)
Contract owners’ equity beginning of period	20,769,741	31,048,384	24,997,743	19,033,453	10,643,310	12,705,422	7,981,464	8,157,823

Contract owners’ equity end of period	$8,067,938	20,769,741	16,007,952	24,997,743	16,663,086	10,643,310	10,158,457	7,981,464

CHANGES IN UNITS:
Beginning units	611,925	1,027,097	900,604	746,528	566,895	666,929	1,368,428	879,941
Units purchased	2,199,241	3,838,631	3,245,006	6,265,473	4,614,775	9,203,940	6,705,101	4,680,128
Units redeemed	(2,594,832)	(4,253,803)	(3,604,906)	(6,111,397)	(4,384,958)	(9,303,974)	(7,132,808)	(4,191,641)

Ending units	216,334	611,925	540,704	900,604	796,712	566,895	940,721	1,368,428

	RREF		RRF		RMEK		RTF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(28,347)	49,309	(33,751)	(75,517)	(86,649)	(57,041)	(181,390)	(207,270)
Realized gain (loss) on investments	595,258	(290,382)	(330,623)	(127,785)	682,412	(242,980)	1,346,625	(5,869,969)
Change in unrealized gain (loss) on investments	(128,761)	(180,275)	161,695	(340,359)	173,767	(224,265)	762,794	(156,498)
Reinvested capital gains	-	-	147,720	486,407	-	-	1,614,512	5,947,197

Net increase (decrease) in contract owners’ equity resulting from operations	438,150	(421,348)	(54,959)	(57,254)	769,530	(524,286)	3,542,541	(286,540)

Equity transactions:
Purchase payments received from contract owners (note 3)	214,442	2,125,300	41,358	453,180	135,982	290,500	2,464,664	3,564,931
Transfers between funds	(1,592,576)	(2,778,044)	(535,472)	(1,038,297)	1,548,911	(1,816,384)	3,083,807	(10,470,837)
Redemptions (note 3)	(925,661)	(2,654,525)	(386,560)	(666,342)	(1,105,757)	(751,581)	(264,725)	(2,853,960)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,047)	(2,532)	(347)	(1,210)	(3,617)	(10,814)	(1,378)	(3,693)
Adjustments to maintain reserves	(88)	(277)	(38)	(151)	(1,316)	(875)	(115)	(116)

Net equity transactions	(2,305,930)	(3,310,078)	(881,059)	(1,252,820)	574,203	(2,289,154)	5,282,253	(9,763,675)

Net change in contract owners’ equity	(1,867,780)	(3,731,426)	(936,018)	(1,310,074)	1,343,733	(2,813,440)	8,824,794	(10,050,215)
Contract owners’ equity beginning of period	7,117,895	10,849,321	3,084,162	4,394,236	2,761,481	5,574,921	6,625,529	16,675,744

Contract owners’ equity end of period	$5,250,115	7,117,895	2,148,144	3,084,162	4,105,214	2,761,481	15,450,323	6,625,529

CHANGES IN UNITS:
Beginning units	338,751	492,656	124,823	187,893	119,456	237,482	369,480	891,598
Units purchased	1,400,893	1,224,326	221,999	587,315	6,005,283	2,410,724	3,798,296	7,309,583
Units redeemed	(1,516,233)	(1,378,231)	(259,497)	(650,385)	(5,986,084)	(2,528,750)	(3,458,377)	(7,831,701)

Ending units	223,411	338,751	87,325	124,823	138,655	119,456	709,399	369,480

	RVLCG		RVLCV		RVMCG		RVMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(373,383)	(694,171)	(92,970)	(130,630)	(197,966)	(423,565)	(160,773)	(140,378)
Realized gain (loss) on investments	(3,443,298)	(5,186,934)	(253,143)	(8,745,493)	(2,510,862)	(3,434,436)	411,546	(1,766,773)
Change in unrealized gain (loss) on investments	1,028,437	2,504,714	3,021,796	285,334	2,054,316	900,433	2,838,669	(490,062)
Reinvested capital gains	1,157,791	3,476,682	685,466	5,021,998	-	2,044,992	-	1,002,341

Net increase (decrease) in contract owners’ equity resulting from operations	(1,630,453)	100,291	3,361,149	(3,568,791)	(654,512)	(912,576)	3,089,442	(1,394,872)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,451,731	3,580,504	1,403,937	2,169,375	360,150	3,711,648	406,028	1,110,827
Transfers between funds	(16,686,866)	(10,883,970)	7,384,772	(16,232,415)	(7,787,613)	3,415,966	9,193,829	(1,393,363)
Redemptions (note 3)	(3,974,196)	(5,167,775)	(2,371,981)	(2,848,222)	(1,350,500)	(3,753,235)	(1,357,537)	(1,390,094)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(28,216)	(13,778)	(8,371)	(11,621)	(5,362)	(6,873)	(5,350)	(5,410)
Adjustments to maintain reserves	(205)	(195)	(262)	(165)	(236)	(189)	(194)	(65)

Net equity transactions	(19,237,752)	(12,485,214)	6,408,095	(16,923,048)	(8,783,561)	3,367,317	8,236,776	(1,678,105)

Net change in contract owners’ equity	(20,868,205)	(12,384,923)	9,769,244	(20,491,839)	(9,438,073)	2,454,741	11,326,218	(3,072,977)
Contract owners’ equity beginning of period	50,132,537	62,517,460	21,106,001	41,597,840	21,384,407	18,929,666	7,992,316	11,065,293

Contract owners’ equity end of period	$29,264,332	50,132,537	30,875,245	21,106,001	11,946,334	21,384,407	19,318,534	7,992,316

CHANGES IN UNITS:
Beginning units	2,553,715	3,194,594	1,217,367	2,128,730	930,696	827,165	479,147	573,667
Units purchased	2,802,361	3,692,474	2,783,901	2,128,505	2,112,757	3,341,656	2,182,358	1,410,826
Units redeemed	(3,887,358)	(4,333,353)	(2,477,289)	(3,039,868)	(2,533,926)	(3,238,125)	(1,750,448)	(1,505,346)

Ending units	1,468,718	2,553,715	1,523,979	1,217,367	509,527	930,696	911,057	479,147

	RVSCG		RVSCV		RVSDL		RTEC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(146,135)	(314,677)	(148,084)	(136,154)	(22,665)	(41,144)	(120,937)	(135,421)
Realized gain (loss) on investments	(1,723,488)	(760,211)	(276,217)	(1,960,292)	(132,516)	218,661	(137,039)	592,782
Change in unrealized gain (loss) on investments	2,641,442	(1,860,077)	2,680,742	(504,627)	139,304	(175,510)	317,094	(530,910)
Reinvested capital gains	-	2,149,748	-	821,493	82,931	258,211	387,866	43,567

Net increase (decrease) in contract owners’ equity resulting from operations	771,819	(785,217)	2,256,441	(1,779,580)	67,054	260,218	446,984	(29,982)

Equity transactions:
Purchase payments received from contract owners (note 3)	563,723	2,135,962	757,032	758,939	126,679	2,648,446	223,888	702,948
Transfers between funds	(3,497,083)	(520,095)	8,020,387	447,015	1,100,594	(2,229,796)	384,717	(912,027)
Redemptions (note 3)	(1,006,475)	(2,047,660)	(2,628,665)	(772,680)	(294,716)	(3,139,783)	(651,602)	(1,009,842)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,214)	(3,473)	(3,663)	(5,249)	(3,447)	(1,373)	(2,347)	(3,870)
Adjustments to maintain reserves	(166)	(130)	(172)	(131)	(70)	(107)	(161)	(118)

Net equity transactions	(3,944,215)	(435,396)	6,144,919	427,894	929,040	(2,722,613)	(45,505)	(1,222,909)

Net change in contract owners’ equity	(3,172,396)	(1,220,613)	8,401,360	(1,351,686)	996,094	(2,462,395)	401,479	(1,252,891)
Contract owners’ equity beginning of period	13,744,555	14,965,168	7,812,190	9,163,876	1,294,892	3,757,287	8,584,454	9,837,345

Contract owners’ equity end of period	$10,572,159	13,744,555	16,213,550	7,812,190	2,290,986	1,294,892	8,985,933	8,584,454

CHANGES IN UNITS:
Beginning units	705,352	756,633	528,126	517,699	179,801	560,826	457,774	527,975
Units purchased	1,114,206	2,796,724	2,231,435	1,055,644	1,185,028	4,357,533	613,268	694,359
Units redeemed	(1,354,005)	(2,848,005)	(1,923,368)	(1,045,217)	(1,070,274)	(4,738,558)	(630,643)	(764,560)

Ending units	465,553	705,352	836,193	528,126	294,555	179,801	440,399	457,774

	RTEL		RTRF		RUTL		RVWDL
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(12,511)	1,824	(58,785)	(101,683)	(41,865)	73,507	(7,379)	(7,429)
Realized gain (loss) on investments	76,094	(25,088)	(1,750,436)	(133,770)	777,646	(736,383)	(59,642)	(168,674)
Change in unrealized gain (loss) on investments	81,443	(65,080)	819,590	(1,113,144)	162,710	(165,755)	2,825	5,500
Reinvested capital gains	-	-	1,498,624	215,930	82,407	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,026	(88,344)	508,993	(1,132,667)	980,898	(828,631)	(64,196)	(170,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,083	77,542	72,014	370,250	764,774	277,649	189	3,767
Transfers between funds	(129,338)	85,521	1,645,568	(4,387,380)	(2,878,904)	1,209	(251,025)	334,495
Redemptions (note 3)	(76,506)	(168,789)	(488,280)	(742,811)	(1,572,042)	(765,452)	(6,400)	(22,354)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(287)	(256)	(1,231)	(4,055)	(7,693)	(4,612)	(6)	(26)
Adjustments to maintain reserves	(88)	(38)	(162)	(96)	(166)	(137)	(53)	(30)

Net equity transactions	(195,136)	(6,020)	1,227,909	(4,764,092)	(3,694,031)	(491,343)	(257,295)	315,852

Net change in contract owners’ equity	(50,110)	(94,364)	1,736,902	(5,896,759)	(2,713,133)	(1,319,974)	(321,491)	145,249
Contract owners’ equity beginning of period	1,043,908	1,138,272	4,303,854	10,200,613	7,536,635	8,856,609	670,233	524,984

Contract owners’ equity end of period	$993,798	1,043,908	6,040,756	4,303,854	4,823,502	7,536,635	348,742	670,233

CHANGES IN UNITS:
Beginning units	127,757	126,898	174,576	355,267	512,587	551,770	110,043	69,426
Units purchased	790,072	292,627	262,185	270,400	1,831,418	2,415,499	553,395	840,801
Units redeemed	(814,966)	(291,768)	(212,731)	(451,091)	(2,063,176)	(2,454,682)	(601,862)	(800,184)

Ending units	102,863	127,757	224,030	174,576	280,829	512,587	61,576	110,043

	GVFRB		RHYS		TRHS2		VWHAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$519,618	147,888	134,915	(43,590)	(27,839)	(3,631)	(16,546)	(1,275)
Realized gain (loss) on investments	(80,232)	(134,140)	(45,258)	(9,042)	(52,699)	(8,316)	21,856	(1,635)
Change in unrealized gain (loss) on investments	338,728	(224,622)	22,930	244	(180,088)	(97,834)	579,194	(67,587)
Reinvested capital gains	38,060	20,380	-	-	26,957	98,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	816,174	(190,494)	112,587	(52,388)	(233,669)	(11,029)	584,504	(70,497)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,397	2,264,435	105,352	904,244	2,096,861	1,537,689	1,760,340	772,134
Transfers between funds	9,237,640	3,410,683	1,037,176	1,350,645	292,175	25,786	25,988	25,367
Redemptions (note 3)	(1,422,382)	(631,052)	(154,577)	(1,367,547)	(51,293)	(6,699)	(59,284)	(1,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(287)	-	(57)	-
Contingent deferred sales charges (note 2)	(7,244)	(9,079)	(1,925)	(4,749)	(128)	-	(1,139)	-
Adjustments to maintain reserves	(165)	(156)	(540)	1,650	(38)	(10)	(73)	(12)

Net equity transactions	8,114,246	5,034,831	985,486	884,243	2,337,290	1,556,766	1,725,775	796,255

Net change in contract owners’ equity	8,930,420	4,844,337	1,098,073	831,855	2,103,621	1,545,737	2,310,279	725,758
Contract owners’ equity beginning of period	11,554,154	6,709,817	831,855	-	1,545,737	-	725,758	-

Contract owners’ equity end of period	$20,484,574	11,554,154	1,929,928	831,855	3,649,358	1,545,737	3,036,037	725,758

CHANGES IN UNITS:
Beginning units	1,142,012	656,347	85,475	-	168,760	-	104,748	-
Units purchased	2,100,513	1,907,490	1,506,556	2,989,333	363,161	177,845	293,013	114,146
Units redeemed	(1,355,957)	(1,421,825)	(1,411,460)	(2,903,858)	(80,504)	(9,085)	(88,754)	(9,398)

Ending units	1,886,568	1,142,012	180,571	85,475	451,417	168,760	309,007	104,748

	VWHA		WRASP		WRENG		FG2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(54,586)	(61,008)	(168,357)	(272,382)	(4,660)	(75)	-	(152,350)
Realized gain (loss) on investments	(1,154,047)	(592,849)	(3,036,098)	(1,618,437)	18,988	(7)	-	716,442
Change in unrealized gain (loss) on investments	2,683,966	(913,535)	2,378,920	(4,576,040)	154,825	(4,498)	-	(290,705)
Reinvested capital gains	-	-	-	4,127,288	-	-	-	1,170,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,475,333	(1,567,392)	(825,535)	(2,339,571)	169,153	(4,580)	-	1,443,603

Equity transactions:
Purchase payments received from contract owners (note 3)	1,119,129	1,234,398	1,131,933	3,480,110	389,235	72,052	-	772,615
Transfers between funds	388,904	(353,959)	(3,526,978)	(3,588,744)	278,763	3,658	-	(39,052,939)
Redemptions (note 3)	(661,209)	(188,820)	(1,507,943)	(2,624,201)	(11,079)	(74)	-	(1,258,790)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16)	-	(14)	-	-	-
Contingent deferred sales charges (note 2)	(5,101)	(2,152)	(5,434)	(10,469)	(12)	-	-	(42,489)
Adjustments to maintain reserves	(189)	(110)	(195)	(133)	(22)	(1)	-	(26)

Net equity transactions	841,534	689,357	(3,908,633)	(2,743,437)	656,871	75,635	-	(39,581,629)

Net change in contract owners’ equity	2,316,867	(878,035)	(4,734,168)	(5,083,008)	826,024	71,055	-	(38,138,026)
Contract owners’ equity beginning of period	3,183,037	4,061,072	21,053,117	26,136,125	71,055	-	-	38,138,026

Contract owners’ equity end of period	$5,499,904	3,183,037	16,318,949	21,053,117	897,079	71,055	-	-

CHANGES IN UNITS:
Beginning units	717,439	598,836	1,806,564	2,023,234	9,027	-	-	2,163,708
Units purchased	697,584	454,519	215,387	565,556	87,662	9,036	-	128,847
Units redeemed	(537,884)	(335,916)	(561,490)	(782,226)	(10,975)	(9)	-	(2,292,555)

Ending units	877,139	717,439	1,460,461	1,806,564	85,714	9,027	-	-

	GSBLMO		CAF2		ACVIG3		DXVIMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$32,695	15,931	(6,009)	(12,911)	-	13,173	-	76,308
Realized gain (loss) on investments	(61,725)	5,770	(606,536)	52,370	-	(450,064)	-	(73,235)
Change in unrealized gain (loss) on investments	57,474	(73,478)	301,214	(354,156)	-	(814,974)	-	(51,411)
Reinvested capital gains	-	3,293	227,095	300,493	-	939,438	-	10,815

Net increase (decrease) in contract owners’ equity resulting from operations	28,444	(48,484)	(84,236)	(14,204)	-	(312,427)	-	(37,523)

Equity transactions:
Purchase payments received from contract owners (note 3)	363,452	230,037	25,387	584,819	-	930,976	-	50,365
Transfers between funds	(2,125,277)	817,914	(3,160,135)	1,516,925	-	(12,676,448)	-	(669,940)
Redemptions (note 3)	(165,706)	(97,041)	(11,659)	(127,055)	-	(752,817)	-	(12,514)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(33)	(45)	(1)	(2,342)	-	(4,158)	-	-
Adjustments to maintain reserves	(42)	(33)	(26)	(24)	-	(74)	-	(11)

Net equity transactions	(1,927,606)	950,832	(3,146,434)	1,972,323	-	(12,502,521)	-	(632,100)

Net change in contract owners’ equity	(1,899,162)	902,348	(3,230,670)	1,958,119	-	(12,814,948)	-	(669,623)
Contract owners’ equity beginning of period	1,899,162	996,814	3,230,670	1,272,551	-	12,814,948	-	669,623

Contract owners’ equity end of period	$-	1,899,162	-	3,230,670	-	-	-	-

CHANGES IN UNITS:
Beginning units	185,315	95,487	244,341	98,599	-	660,331	-	59,108
Units purchased	133,513	125,523	5,463	380,035	-	96,772	-	54,860
Units redeemed	(318,828)	(35,695)	(249,804)	(234,293)	-	(757,103)	-	(113,968)

Ending units	-	185,315	-	244,341	-	-	-	-

	DXVIC		DXVHY		FC2R		FEI2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(439)	-	8,639	-	(35,908)	-	(56,949)
Realized gain (loss) on investments	-	(1,698)	-	(78,899)	-	2,179,561	-	(205,632)
Change in unrealized gain (loss) on investments	-	860	-	37,587	-	(2,634,566)	-	(685,480)
Reinvested capital gains	-	-	-	-	-	692,726	-	1,178,877

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,277)	-	(32,673)	-	201,813	-	230,816

Equity transactions:
Purchase payments received from contract owners (note 3)	-	32,588	-	197,085	-	1,158	-	746,519
Transfers between funds	-	(51,632)	-	(993,899)	-	(8,311,035)	-	(14,421,416)
Redemptions (note 3)	-	(2,003)	-	(216,903)	-	(223,273)	-	(380,350)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(21)	-	(70)	-	(5,003)
Adjustments to maintain reserves	-	(11)	-	(16)	-	(49)	-	(59)

Net equity transactions	-	(21,058)	-	(1,013,754)	-	(8,533,269)	-	(14,060,309)

Net change in contract owners’ equity	-	(22,335)	-	(1,046,427)	-	(8,331,456)	-	(13,829,493)
Contract owners’ equity beginning of period	-	22,335	-	1,046,427	-	8,331,456	-	13,829,493

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,438	-	99,835	-	336,677	-	785,259
Units purchased	-	5,383	-	275,173	-	11,831	-	91,807
Units redeemed	-	(7,821)	-	(375,008)	-	(348,508)	-	(877,066)

Ending units	-	-	-	-	-	-	-	-

	FHI2R		ACVU3		ACVV3		VWAR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(3,640)	-	(2,936)	-	47,269	-	(9,943)
Realized gain (loss) on investments	-	(50,614)	-	121,927	-	1,643,597	-	(57,537)
Change in unrealized gain (loss) on investments	-	292,465	-	(140,350)	-	(1,989,611)	-	(17,497)
Reinvested capital gains	-	-	-	97,471	-	-	-	69,147

Net increase (decrease) in contract owners’ equity resulting from operations	-	238,211	-	76,112	-	(298,745)	-	(15,830)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	336,809	-	20	-	232,209	-	12,837
Transfers between funds	-	(4,104,058)	-	(1,051,271)	-	(15,551,589)	-	(1,805,204)
Redemptions (note 3)	-	(128,842)	-	(68,676)	-	(900,265)	-	(11,403)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(349)	-	(9)	-	(3,183)	-	-
Adjustments to maintain reserves	-	(37)	-	(32)	-	(98)	-	(17)

Net equity transactions	-	(3,896,477)	-	(1,119,968)	-	(16,222,926)	-	(1,803,787)

Net change in contract owners’ equity	-	(3,658,266)	-	(1,043,856)	-	(16,521,671)	-	(1,819,617)
Contract owners’ equity beginning of period	-	3,658,266	-	1,043,856	-	16,521,671	-	1,819,617

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	333,474	-	57,799	-	767,059	-	188,357
Units purchased	-	329,396	-	2,810	-	100,871	-	3,398
Units redeemed	-	(662,870)	-	(60,609)	-	(867,930)	-	(191,755)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

NVIT Flexible Fixed Income Fund Class P (NVFIP)

NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIONEER FUNDS

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. Exceptions include: MarketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year; marketFLEX Advisor, for which no contingent deferred sales charge is deducted; Nationwide Destination Freedom+, which declines at 1% each year for the first 3 years beginning after the purchase payment has been held in the contact for one year, then 2% and after the purchase payment has been held in the contract for 5 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. For Nationwide Destination Freedom+, the Company deducts a contract maintenance charge of $50 if the Contract Value is less than $50,000 on such Contract Anniversary.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity	Nationwide Destination Freedom+
Variable Account Charges:	-	-	-	-	-
Mortality and Expense Risk Charge	1.25%	1.15%	1.05%	0.25%	0.85%
Administrative Charge	0.05%	0.00%	0.20%	0.20%	0.15%
CDSC Option:	-	-	-	-	-
Four Year CDSC	-	-	0.35%	-	-
No CDSC	-	0.20%	0.40%	-	0.35%
Death Benefit Options:	-	-	-	-	-
Highest Anniversary Death Benefit	-	0.20%	0.30%	-	0.30%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.	-	-	-	-	-
Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders,(iii) highest contract value prior to contract age specifications less surrenders,	-	-	-	-	-
or (iv) the 5% interest anniversary value.	-	-	-	-	-
Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders.	-	-	-	-	-
Extra Value Option (EV):	-	-	-	-	-
Fee assessed to assets of the variable account during the first seven contract years in exchange	-	-	-	-	-
for an application of Extra Value Credit based on purchase payments made during the first	-	-	-	-	-
12 months that contract is in force.	-	-	-	-	-
3% Extra Value Credit Option	-	0.45%	0.40%	0.40%	-
4% Extra Value Credit Option	-	-	0.55%	0.55%	-
iFLEX Option	-	-	0.60%	-	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.	-	-	-	-	-
Note: May not be elected if the No CDSC option is elected.	-	-	-	-	-

Maximum Variable Account Charges(1)	1.30%	2.05%	3.10%	1.20%	1.65%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2016.

	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$293,292	$-	$57	$32	$393	$-	$-	$-
0.65%	52,480	-	46	28	257	-	-	-
0.70%	2,064	-	-	-	-	-	-	-
0.80%	131	-	-	-	-	-	-	-
0.85%	107,672	647	-	-	-	98	4,415	213
0.90%	523	-	-	-	-	-	-	-
0.95%	9,223	-	-	-	-	-	-	-
1.00%	576,522	5,089	959	560	1,449	3,605	11,870	2,285
1.05%	70,635	-	-	257	-	-	-	-
1.10%	2,555	-	-	-	-	-	-	-
1.15%	1,447,964	1,774	2,259	-	497	-	-	687
1.20%	247,643	2,615	997	307	1,516	2,393	5,900	2,169
1.25%	2,903,296	-	5,789	1,991	6,853	-	-	-
1.30%	415,544	5,426	345	725	1,955	525	9,717	1,313
1.35%	2,762,258	3,834	3,415	1,415	3,585	313	5,265	687
1.40%	603,936	-	232	-	346	-	-	-
1.45%	676,190	-	1,327	808	4,794	-	-	-
1.55%	2,622,975	691	8,673	3,313	3,510	311	77	-
1.60%	2,623,272	-	5,855	2,018	4,708	-	-	-
1.65%	3,224,504	808	1,549	971	2,687	36	1,352	143
1.80%	1,529,022	-	2,287	747	866	-	-	-
1.85%	438,576	-	1,725	1,215	686	-	-	-
1.90%	1,617,552	-	2,756	845	2,555	-	-	-
1.95%	584,000	-	971	175	2,162	-	-	-
2.00%	177,739	-	7	-	378	-	-	-
2.05%	18,361	-	-	-	-	-	-	-
2.10%	532,919	-	678	14	1,465	-	-	-
2.15%	355,010	-	332	469	1,534	-	-	-
2.20%	95,142	-	92	-	-	-	-	-
2.25%	5,907	-	-	-	-	-	-	-
2.30%	86,560	-	-	-	-	-	-	-
2.35%	75,340	-	150	-	232	-	-	-
2.40%	7,159	-	-	-	19	-	-	-
2.45%	83,161	-	51	125	154	-	-	-
2.50%	99,895	-	-	-	603	-	-	-
2.85%	456	-	-	-	-	-	-	-

Totals	$24,349,478	$20,884	$40,552	$16,015	$43,204	$7,281	$38,596	$7,497

	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CSCRS	DWVSVS

0.45%	$371	$-	$3	$29	$2,507	$295	$304	$-
0.65%	133	-	-	-	483	384	147	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	67	-	-	-
0.85%	201	-	-	-	1,549	-	-	311
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	144	-	-	-
1.00%	5,774	4,808	317	550	7,060	-	237	1,680
1.05%	-	13,475	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	410	-	213	604	23,799	-	609	21
1.20%	3,258	1,501	393	2,347	5,906	-	-	745
1.25%	6,447	-	13	695	59,777	1,257	2,009	-
1.30%	7,861	2,553	16	87	3,426	-	-	2,146
1.35%	9,422	2,110	189	1,137	46,757	1,821	333	505
1.40%	1,256	-	-	1	17,610	-	20	-
1.45%	11,002	-	1,065	19	9,201	34	227	-
1.55%	11,389	-	-	700	55,418	360	743	146
1.60%	3,022	-	21	1,605	32,096	240	523	-
1.65%	17,776	654	109	100	65,374	807	272	91
1.80%	4,215	-	605	229	22,652	440	713	-
1.85%	2,380	-	-	158	11,490	555	67	-
1.90%	4,563	-	-	735	34,011	15	896	-
1.95%	2,689	-	-	119	11,972	1,263	112	-
2.00%	68	-	-	135	9,437	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,771	-	-	1,153	4,522	-	360	-
2.15%	855	-	-	-	1,719	-	30	-
2.20%	-	-	-	-	7,187	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	332	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	160	194	-	-	-
2.50%	592	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$95,455	$25,101	$2,944	$10,563	$434,690	$7,471	$7,602	$5,645

	ETVFR	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2

0.45%	$1,139	$-	$989	$1,279	$488	$482	$225	$168
0.65%	5	-	316	315	-	60	254	436
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,436	95	156	699	68	2,827	1,102	1,097
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	243	-
1.00%	5,304	4,329	4,397	2,941	804	13,064	1,014	1,072
1.05%	-	1,031	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	694	-	4,228	2,993	2,282	11	11,151	825
1.20%	656	1,501	1,225	1,573	1,365	5,090	160	228
1.25%	4,961	-	10,280	13,888	12,419	4,525	6,252	7,605
1.30%	3,046	2,818	4,080	3,400	1,804	7,128	861	801
1.35%	8,340	899	2,685	17,704	6,611	11,021	6,649	4,332
1.40%	130	-	1,264	2,379	300	221	7,510	817
1.45%	2,546	-	2,425	12,363	4,216	1,553	589	5,535
1.55%	3,300	238	5,923	13,969	18,009	4,696	3,607	3,997
1.60%	6,511	-	3,106	26,170	6,962	4,202	2,346	6,725
1.65%	10,795	128	16,025	25,750	4,185	14,458	138	5,322
1.80%	1,883	-	2,290	11,261	2,332	1,229	1,361	7,529
1.85%	2,770	-	1,866	6,863	1,317	1,913	12	2,038
1.90%	2,477	-	1,985	4,790	9,299	10,221	693	1,360
1.95%	605	-	1,720	11,783	2,325	2,564	1,453	2,115
2.00%	431	-	366	1,392	369	-	-	199
2.05%	-	-	-	2,795	-	-	-	-
2.10%	528	-	735	17,623	1,505	475	-	531
2.15%	326	-	48	10,817	1,580	646	181	130
2.20%	13	-	27	1,792	113	-	221	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	5,142	-	-	-	-
2.40%	-	-	-	742	-	-	-	1,141
2.45%	678	-	33	642	-	-	-	215
2.50%	9	-	-	476	-	-	-	613
2.85%	-	-	-	-	-	-	-	-

Totals	$58,583	$11,039	$66,169	$201,541	$78,353	$86,386	$46,022	$54,831

	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2

0.45%	$-	$-	$-	$-	$-	$-	$393	$-
0.65%	-	-	-	-	-	-	50	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	640	-	-	510	286	431	1,644	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	500	493	4,380	6,087	6,394	1,493	7,733	2,033
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	861	1,196	-	2,833	-
1.20%	2,128	100	280	3,193	5,759	2,084	2,436	197
1.25%	-	-	-	-	-	-	9,545	-
1.30%	-	118	3,452	6,536	7,565	3,163	4,174	3,621
1.35%	964	566	851	693	1,694	178	3,900	401
1.40%	-	-	-	-	-	-	223	-
1.45%	-	-	-	-	-	-	4,010	-
1.55%	155	-	2,053	104	67	16	15,320	66
1.60%	-	-	-	-	-	-	7,473	-
1.65%	-	-	475	119	353	107	13,542	-
1.80%	-	-	-	-	-	-	3,744	-
1.85%	-	-	-	-	-	-	2,399	-
1.90%	-	-	-	-	-	-	4,567	-
1.95%	-	-	-	-	-	-	3,381	-
2.00%	-	-	-	-	-	-	35	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	176	-
2.15%	-	-	-	-	-	-	120	-
2.20%	-	-	-	-	-	-	41	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	88	-
2.40%	-	-	-	-	-	-	114	-
2.45%	-	-	-	-	-	-	60	-
2.50%	-	-	-	-	-	-	15	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,387	$1,277	$11,491	$18,103	$23,314	$7,472	$88,016	$6,318

	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC

0.45%	$12	$-	$-	$-	$-	$51	$-	$-
0.65%	-	-	-	-	-	136	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	293	3,507	303	442	660	-	413	2,985
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,347	6,181	1,011	2,443	5,826	555	1,562	9,044
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,104	-	11	-	-	488	-	1,047
1.20%	1,687	797	781	1,485	216	911	1,290	5,655
1.25%	327	-	22	-	-	3,740	-	-
1.30%	2,911	2,471	91	1,976	4,757	249	1,902	9,154
1.35%	1,184	7,913	4	421	388	2,187	754	1,685
1.40%	-	-	-	-	-	5,418	-	-
1.45%	-	-	61	-	-	3,045	-	-
1.55%	1,286	-	105	-	259	2,531	37	278
1.60%	-	-	86	-	-	4,017	-	-
1.65%	688	-	272	23	-	7,415	129	234
1.80%	303	-	-	-	-	2,291	-	-
1.85%	777	-	-	-	-	1,830	-	-
1.90%	-	-	-	-	-	3,825	-	-
1.95%	-	-	63	-	-	902	-	-
2.00%	13	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	816	-	-	-	-	670	-	-
2.15%	95	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	698	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	122	-	-
2.50%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,843	$20,869	$2,810	$6,790	$12,106	$41,081	$6,087	$30,082

	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	NVBX	NVIX	NLFOSP

0.45%	$420	$593	$322	$-	$120	$3,434	$503	$-
0.65%	588	43	-	-	136	174	821	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	1,890	-	2,410	-	32	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,944	2,816	8,080	2	11,764	10,580	9,467	913
1.05%	-	-	10	-	-	-	2,878	-
1.10%	-	-	-	-	-	-	-	-
1.15%	648	2,215	444	1,661	2,241	9,512	3,607	-
1.20%	1,235	580	3,177	35	5,778	3,521	2,433	-
1.25%	7,532	11,073	9,649	4,952	9,142	35,055	5,152	664
1.30%	879	1,817	4,048	-	7,624	8,710	4,269	261
1.35%	1,625	4,851	3,491	1,765	6,689	19,188	3,471	1,025
1.40%	21	432	21	89	174	1,538	369	93
1.45%	6,003	2,778	3,348	452	5,346	5,820	1,854	4,650
1.55%	5,731	5,998	7,768	2,812	23,807	18,784	8,612	1,228
1.60%	1,283	4,923	10,986	2,859	15,329	21,172	2,673	2,778
1.65%	3,125	3,635	20,700	1,833	22,814	26,135	16,092	28,362
1.80%	674	1,969	4,575	2,263	4,310	24,302	3,095	27
1.85%	1,714	1,220	7,362	782	5,600	9,572	478	1,457
1.90%	446	1,318	3,470	2,099	7,418	12,587	756	1,470
1.95%	973	1,380	3,923	183	2,806	3,771	778	79
2.00%	152	165	240	32	203	444	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	106	866	1,182	460	1,787	1,328	3,477	965
2.15%	11	1,926	2,064	-	639	2,428	98	-
2.20%	-	-	-	-	484	-	69	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	183	-	-	956	-	-
2.40%	1,106	438	-	-	467	-	-	-
2.45%	51	34	5	-	182	-	55	-
2.50%	595	387	125	-	660	-	4	-
2.85%	-	-	-	-	-	-	-	-

Totals	$36,862	$51,457	$97,063	$22,279	$137,930	$219,011	$71,043	$43,972

	NVFIP	NVFMGP	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$87	$-	$-	$-	$-	$2,774	$-	$-
0.65%	-	-	-	-	-	949	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	173	3,008	147	516
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	712	712	5,599	5,002	3,077	19,213	4,435	10,140
1.05%	-	-	-	1,800	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	34,793	-	111
1.20%	-	5,853	3,656	1,488	1,960	4,582	459	479
1.25%	550	16,221	-	-	-	45,815	-	-
1.30%	109	540	397	405	2,436	14,076	4,535	6,918
1.35%	26	194	487	-	958	50,456	4,578	4,847
1.40%	-	-	-	-	-	18,120	-	-
1.45%	3,866	4,152	-	-	-	24,721	-	-
1.55%	193	2,149	-	-	-	50,165	38	-
1.60%	343	5,249	-	-	-	29,750	-	-
1.65%	10,100	16,564	74	-	17	84,296	92	30
1.80%	-	-	-	-	-	25,879	-	-
1.85%	283	1,480	-	-	-	18,497	-	-
1.90%	78	2,552	-	-	-	24,720	-	-
1.95%	1,205	1,644	-	-	-	7,262	-	-
2.00%	-	-	-	-	-	5,202	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	8,368	-	-
2.15%	-	-	-	-	-	13,267	-	-
2.20%	-	-	-	-	-	6,345	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	3,809	-	-
2.35%	-	-	-	-	-	1,847	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	4,972	-	-
2.50%	-	-	-	-	-	1,644	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$17,552	$57,310	$10,213	$8,695	$8,621	$504,530	$14,284	$23,041

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2

0.45%	$-	$-	$19	$122	$-	$-	$6	$-
0.65%	-	-	-	413	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,092	768	149	-	365	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	138	-	-	-	-	-
1.00%	12,974	8,855	1,156	-	1,353	344	69	515
1.05%	-	-	14,286	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	11,052	1,862	-	-	1	-
1.20%	2,624	1,695	310	-	-	462	-	33
1.25%	-	-	3,941	7,131	-	-	4	-
1.30%	6,888	6,685	704	-	211	138	109	700
1.35%	3,943	4,030	7,445	3,800	127	481	236	366
1.40%	-	-	2,779	244	-	-	-	-
1.45%	-	-	-	1,128	-	-	49	-
1.55%	260	47	5,606	6,335	-	-	26	-
1.60%	-	-	133	6,060	-	-	-	-
1.65%	-	4,917	3,071	11,126	-	62	404	-
1.80%	-	-	189	2,391	-	-	260	-
1.85%	-	-	-	832	-	-	-	-
1.90%	-	-	132	4,829	-	-	-	-
1.95%	-	-	-	778	-	-	78	-
2.00%	-	-	-	52	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	1,778	-	-	-	-
2.15%	-	-	-	447	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	71	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$28,781	$26,997	$51,110	$49,399	$2,056	$1,487	$1,242	$1,614

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.45%	$301	$837	$21	$260	$1,271	$393	$63	$-
0.65%	-	837	-	249	465	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	339	347	557	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	727	-
1.00%	329	4,448	77	1,816	1,695	2,768	1,162	2,659
1.05%	-	-	-	-	10,667	-	-	206
1.10%	-	-	-	-	-	-	-	-
1.15%	633	14,011	7,693	8,204	16,519	10,938	314	-
1.20%	-	383	-	-	-	36	165	4,115
1.25%	15,777	45,293	20,526	13,937	38,199	17,824	8,694	-
1.30%	22	655	809	1,881	1,453	204	315	1,805
1.35%	13,562	8,265	732	12,638	53,570	44,264	11,134	291
1.40%	451	4,847	706	1,729	6,655	5,917	2,887	-
1.45%	429	7,109	10,760	3,288	14,771	6,805	1,466	-
1.55%	56,169	17,634	20,544	7,612	26,381	1,323	1,275	-
1.60%	19,053	36,645	45,429	12,963	86,568	38,330	17,115	-
1.65%	11,069	20,583	43,589	49,295	182,324	64,056	61,616	1,148
1.80%	1,456	10,015	12,959	2,738	17,899	9,309	5,115	-
1.85%	378	7,800	22,292	5,784	7,275	455	294	-
1.90%	5,086	11,122	15,967	86,028	15,012	2,358	4,528	-
1.95%	410	6,626	13,673	15,911	17,261	134	4,044	-
2.00%	-	62	4,950	913	6,559	788	347	-
2.05%	-	-	-	-	-	-	-	-
2.10%	318	608	1,342	146	2,934	-	396	-
2.15%	-	346	4,772	4,509	2,314	714	1,650	-
2.20%	-	2,148	-	281	2,758	866	328	-
2.25%	-	-	-	269	-	-	-	-
2.30%	-	50	-	98	581	-	6,569	-
2.35%	-	334	-	-	-	-	-	-
2.40%	-	-	-	-	188	-	-	-
2.45%	-	-	-	-	-	1,600	-	-
2.50%	-	147	536	-	2,278	843	294	-
2.85%	-	-	-	-	-	-	456	-

Totals	$125,443	$201,144	$227,724	$231,106	$515,597	$209,925	$130,954	$10,224

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2

0.45%	$1,081	$1,153	$-	$2,531	$-	$223	$1,126	$86
0.65%	387	-	-	379	-	99	249	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	31	-	-	37	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	289	-	-	-	-
1.00%	1,617	313	431	574	1,999	444	5,856	1,992
1.05%	8	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,597	1,903	-	17,296	-	9,082	1,872	1,064
1.20%	-	-	-	-	1,386	-	466	-
1.25%	17,864	6,422	-	27,869	-	7,412	4,960	6,691
1.30%	1,111	-	1,552	-	2,910	112	1,189	529
1.35%	6,084	1,828	-	20,978	988	19,963	13,622	1,944
1.40%	924	726	-	6,176	-	1,198	1,858	99
1.45%	1,983	648	-	4,081	-	759	1,248	2,996
1.55%	12,089	3,068	-	22,644	-	2,261	2,481	6,968
1.60%	38,719	5,847	-	21,332	-	20,589	3,899	8,849
1.65%	42,486	3,100	164	49,176	-	1,706	18,343	20,866
1.80%	7,280	2,789	-	20,120	-	5,528	325	2,095
1.85%	4,612	197	-	5,976	-	142	-	103
1.90%	13,437	3,191	-	6,576	-	4,706	3,183	2,135
1.95%	4,159	968	-	5,678	-	539	1,007	657
2.00%	622	66	-	3,234	-	-	1,158	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,826	6,827	-	3,920	-	1,559	274	1,149
2.15%	2,076	-	-	1,113	-	-	337	-
2.20%	513	14	-	250	-	-	-	1,485
2.25%	291	-	-	-	-	-	-	161
2.30%	-	94	-	-	-	-	649	2,965
2.35%	380	-	-	655	-	-	-	-
2.40%	54	-	-	-	-	-	-	-
2.45%	71	255	-	1,744	-	8	-	-
2.50%	7	26	-	228	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$165,309	$39,435	$2,147	$222,856	$7,283	$76,330	$64,102	$62,834

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2

0.45%	$212	$3,327	$13	$1,454	$990	$-	$345	$531
0.65%	332	599	-	-	255	-	107	131
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	15,079	-	-	1,267	-	44	64
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	2,510	38,744	15,452	9,865	13,414	-	142	495
1.05%	-	10,682	-	-	34	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	18,037	38,162	20,715	4,731	3,717	-	2,414	4,073
1.20%	13	34,714	4,370	6,251	2,720	-	-	29
1.25%	4,116	13,864	4,837	16,621	11,747	-	7,566	3,482
1.30%	12,244	13,258	10,900	4,144	9,795	784	18	154
1.35%	32,200	74,055	35,458	51,438	6,360	-	4,228	4,336
1.40%	2,352	18,828	8,123	17,311	302	-	691	264
1.45%	1,084	16,715	3,083	158	3,347	-	395	943
1.55%	16,247	52,298	20,342	10,107	7,030	-	8,525	9,891
1.60%	16,148	22,595	15,514	12,096	16,198	-	5,758	13,246
1.65%	60,018	83,066	12,573	42,725	14,773	-	3,717	6,075
1.80%	2,161	8,240	3,366	173	9,834	-	3,236	4,411
1.85%	4,687	27,040	3,059	1,672	1,597	-	386	812
1.90%	5,071	13,696	3,931	17,472	7,171	-	10,864	5,353
1.95%	3,860	6,865	4,120	7,232	3,124	-	1,598	1,292
2.00%	587	2,953	-	39	285	-	74	413
2.05%	-	-	-	-	-	-	-	-
2.10%	398	1,703	-	1,127	4,287	-	996	2,683
2.15%	2,395	-	199	193	1,207	-	404	564
2.20%	-	1,626	-	27	46	-	68	173
2.25%	-	-	-	344	-	-	-	-
2.30%	968	51	-	118	-	-	-	-
2.35%	552	6	-	68	126	-	-	-
2.40%	-	-	-	-	-	-	54	124
2.45%	1,047	180	2,219	107	57	-	762	856
2.50%	1,552	1,626	279	303	212	-	4	5
2.85%	-	-	-	-	-	-	-	-

Totals	$188,791	$499,972	$168,553	$205,776	$119,895	$784	$52,396	$60,400

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.45%	$859	$726	$-	$450	$800	$224	$-	$862
0.65%	133	23	-	188	149	53	-	145
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	37	469	-	101	447	-	426	183
0.90%	-	-	-	-	-	-	-	-
0.95%	-	91	-	-	-	-	-	43
1.00%	1,313	775	-	1,151	2,401	-	1,591	40
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,057	4,497	137	3,265	3,703	1,020	502	2,350
1.20%	587	111	-	187	3,934	-	139	103
1.25%	6,212	11,281	-	10,318	21,307	4,924	-	9,214
1.30%	293	363	-	836	1,864	-	1,128	-
1.35%	2,551	5,219	535	6,793	12,844	2,432	105	4,533
1.40%	872	1,418	662	379	658	932	-	2,626
1.45%	1,090	2,499	-	2,796	3,282	80	-	376
1.55%	10,604	13,278	31	8,090	11,435	4,863	-	7,401
1.60%	4,574	3,778	124	4,376	10,835	3,893	-	7,311
1.65%	10,048	13,019	-	17,834	18,477	4,093	8	9,296
1.80%	16,782	17,984	-	8,478	7,057	7,814	-	5,605
1.85%	818	1,012	-	96	1,892	198	-	1,016
1.90%	2,978	7,275	-	7,022	8,758	4,313	-	6,695
1.95%	4,785	6,892	-	1,368	3,189	30	-	328
2.00%	1,793	1,550	-	490	1,192	997	-	325
2.05%	-	-	-	-	-	-	-	-
2.10%	5,381	4,397	-	6,181	7,683	1,282	-	6,414
2.15%	973	2,988	-	669	1,100	423	-	1,562
2.20%	141	87	-	-	86	12	-	653
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	112	984	-	-	-
2.35%	278	126	-	489	740	142	-	64
2.40%	-	-	-	89	-	-	-	134
2.45%	613	106	-	158	1,593	57	-	342
2.50%	3,384	4	-	2,192	23	2,234	-	111
2.85%	-	-	-	-	-	-	-	-

Totals	$83,156	$99,968	$1,489	$84,108	$126,433	$40,016	$3,899	$67,732

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2

0.45%	$-	$223	$-	$964	$736	$140	$-	$-
0.65%	-	8	-	136	971	13	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	72	-	444	890	992	873	93	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	872	-	497	1,885	5,616	2,451	883	1,389
1.05%	-	-	-	38	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	893	6,887	-	1,233	18,137	2,497	1,146	-
1.20%	483	-	598	280	1,039	3,056	205	102
1.25%	-	3,865	-	7,580	13,500	2,092	-	-
1.30%	435	-	1,211	3,070	3,809	3,123	1,481	1,071
1.35%	303	11,275	16	1,640	10,749	3,467	42	83
1.40%	-	2,902	-	1,092	151	257	-	-
1.45%	-	617	-	9,073	4,861	873	-	-
1.55%	-	6,767	-	8,252	34,548	4,043	-	40
1.60%	-	3,261	-	4,612	7,121	910	-	-
1.65%	131	2,159	-	10,131	10,859	1,707	-	-
1.80%	-	1,324	-	3,049	4,090	820	-	-
1.85%	-	208	-	1,213	21,936	43	-	-
1.90%	-	2,177	-	6,110	4,533	2,698	-	-
1.95%	-	231	-	4,242	2,613	160	-	-
2.00%	-	-	-	349	342	33	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	200	-	4,160	898	526	-	-
2.15%	-	-	-	1,745	1,514	-	-	-
2.20%	-	-	-	1,064	590	-	-	-
2.25%	-	-	-	288	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	267	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	33	290	193	-	-
2.50%	-	-	-	21	15	2,365	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,189	$42,104	$2,766	$73,417	$149,910	$32,340	$3,850	$2,685

	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.45%	$336	$72,497	$930	$119	$725	$-	$-	$-
0.65%	322	8,684	-	78	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	68	15,921	167	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	76	-	-	-	-	-	-
1.00%	1,296	20,164	1,420	395	877	419	461	5,006
1.05%	-	10,049	-	-	-	-	-	-
1.10%	-	227	-	-	-	-	-	-
1.15%	643	225,546	226	369	281	-	-	20
1.20%	594	5,244	-	123	-	11	-	533
1.25%	5,532	319,140	28,306	4,877	238	436	6,797	1,382
1.30%	197	4,659	455	220	-	-	109	217
1.35%	3,126	459,519	34	-	200	553	11,715	-
1.40%	828	116,082	583	276	-	-	447	-
1.45%	1,472	64,545	-	93	1,728	141	-	-
1.55%	3,980	275,402	1,379	850	1,772	10,661	1,325	3,140
1.60%	1,021	339,799	21,735	1,106	220	889	2,202	188
1.65%	7,534	303,481	14,454	13,018	16,075	2,756	4,531	2,016
1.80%	1,697	273,773	336	156	584	414	-	331
1.85%	1,110	28,260	-	-	2,465	107	791	-
1.90%	3,243	152,275	9,216	2,171	291	853	-	93
1.95%	1,348	45,094	159	650	-	18	-	2,119
2.00%	-	17,418	-	-	-	80	-	32
2.05%	-	345	-	-	-	-	-	-
2.10%	980	70,724	-	-	781	372	121	71
2.15%	61	28,676	3,116	-	-	3,055	-	-
2.20%	15	10,885	-	-	484	-	-	-
2.25%	-	484	-	-	-	-	-	-
2.30%	-	28,903	-	577	-	-	-	-
2.35%	-	3,604	-	-	-	31	-	-
2.40%	-	18	-	-	-	-	-	-
2.45%	458	11,364	-	-	-	-	-	-
2.50%	338	8,736	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$36,199	$2,921,594	$82,516	$25,078	$26,721	$20,796	$28,499	$15,148

	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVMH2	NOVPI2	NOTBBA

0.45%	$1,342	$3,067	$-	$-	$-	$410	$297	$3,171
0.65%	215	1,351	-	-	12	-	60	11
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,034	6,040	1,092	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	9,340	48,166	2,223	2,230	-	-	-	-
1.05%	582	2,849	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,819	13,890	-	-	1,258	476	1,106	15,625
1.20%	2,611	20,732	13	-	-	-	-	-
1.25%	6,064	94,332	-	332	3,300	3,638	14,777	84,266
1.30%	6,839	42,503	1,167	409	-	-	-	-
1.35%	3,616	55,707	1,237	164	2,434	460	726	22,840
1.40%	52	1,218	-	88	-	-	-	35
1.45%	1,805	19,869	-	87	903	3,867	4,015	19,163
1.55%	4,280	46,865	91	1,341	6,779	5,829	11,196	19,736
1.60%	10,300	27,223	-	-	402	9,392	24,983	19,137
1.65%	9,166	52,517	-	1,238	1,221	47,229	35,262	174,226
1.80%	3,308	35,960	-	-	1,523	2,144	4,066	25,964
1.85%	1,156	23,713	-	-	186	3,216	3,873	9,381
1.90%	6,308	47,557	-	-	3,713	16,435	15,527	4,674
1.95%	2,649	11,248	-	117	1,903	2,089	6,775	2,968
2.00%	21	2,504	-	-	-	176	353	1,737
2.05%	-	159	-	-	-	-	-	-
2.10%	3,510	18,930	-	474	2,578	981	1,864	3,683
2.15%	3,122	3,124	-	-	-	609	1,455	-
2.20%	-	268	-	-	-	24	-	5,405
2.25%	-	-	-	-	-	-	-	-
2.30%	-	5,383	-	-	-	-	-	-
2.35%	109	1,702	-	-	-	37	38	32
2.40%	-	-	-	-	-	-	864	-
2.45%	-	389	-	-	522	-	102	33
2.50%	-	716	-	-	-	68	70	13
2.85%	-	-	-	-	-	-	-	-

Totals	$79,248	$587,982	$5,823	$6,480	$26,734	$97,080	$127,409	$412,100

	PMUBA	PMVSTA	ALVBWB	ACVIG	ACVIP2	ACVU1	ACVV	DVMCSS

0.45%	$227	$-	$3	$762	$874	$-	$1,263	$375
0.65%	22	-	325	228	627	-	362	162
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	153	-	198	1,005	-	336	2,270
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	180	-
1.00%	512	3,585	-	-	2,233	-	162	2,603
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	143	-	1,070	7,603	4,011	8,786	13,009	406
1.20%	22	438	-	-	2,013	-	-	631
1.25%	7,277	-	5,818	18,736	23,486	-	27,913	4,613
1.30%	269	1,957	-	-	1,229	-	-	4,008
1.35%	938	1,678	5,008	17,538	4,237	2,240	40,805	5,932
1.40%	153	-	1,155	5,919	2,683	482	10,976	1,571
1.45%	3,757	-	-	2,439	6,804	-	6,263	417
1.55%	12,578	-	205	14,536	21,149	184	29,424	5,239
1.60%	4,934	-	1,491	22,788	21,081	283	14,022	4,231
1.65%	3,818	-	1,211	21,777	20,867	-	7,745	4,322
1.80%	1,005	-	448	7,445	8,540	-	4,151	4,857
1.85%	3,923	-	-	1,912	7,373	-	4,447	846
1.90%	3,730	-	9	25,602	11,035	-	22,466	5,471
1.95%	1,487	-	726	6,288	9,141	-	4,447	1,952
2.00%	213	-	-	466	475	-	353	321
2.05%	-	-	-	-	-	-	3,503	-
2.10%	559	-	-	2,135	1,359	-	6,949	136
2.15%	205	-	656	4,096	5,991	-	7,206	3,541
2.20%	1,375	-	-	1,935	152	-	1,066	81
2.25%	-	-	-	-	-	-	1,043	-
2.30%	-	-	1,219	-	-	-	-	-
2.35%	-	-	-	674	448	-	7,199	130
2.40%	-	-	-	-	-	-	113	-
2.45%	236	-	-	165	1,503	-	2,089	79
2.50%	-	-	-	566	187	-	2,954	3,323
2.85%	-	-	-	-	-	-	-	-

Totals	$47,436	$7,811	$19,344	$163,808	$158,503	$11,975	$220,446	$57,517

	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2

0.45%	$-	$-	$350	$1	$2,851	$51	$4,501	$6,507
0.65%	-	-	571	-	127	-	901	1,034
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	880	442	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	95	-	-	-	-	232	-
1.00%	-	-	-	9,258	-	572	6,914	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	19,838	476	507	18,149	149	17,072	3,265
1.20%	-	-	-	5,445	-	364	2,083	109
1.25%	-	-	823	675	17,265	792	36,428	8,594
1.30%	68	-	-	2,448	-	246	4,356	-
1.35%	-	35,926	927	1,613	32,116	1,107	24,804	2,268
1.40%	-	16,481	52	-	5,764	1	5,924	183
1.45%	-	-	430	287	4,373	9	9,872	9,163
1.55%	-	8,465	542	152	17,381	1,938	40,054	3,682
1.60%	-	3,347	1,193	12	20,714	151	33,129	6,192
1.65%	-	-	1,787	134	15,905	1,152	68,618	11,184
1.80%	-	-	2,594	41	19,883	374	36,655	1,068
1.85%	-	-	-	13	3,055	309	4,201	813
1.90%	-	-	703	160	6,846	9	21,071	8,421
1.95%	-	-	415	-	4,577	2	8,906	4,056
2.00%	-	-	112	-	150	140	5,685	323
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	277	746	597	8,012	2,398
2.15%	-	-	1,674	-	7,203	170	8,890	154
2.20%	-	-	-	27	1,802	-	1,713	13
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	1,797	-	-	-	3,033	-
2.35%	-	-	-	-	606	-	3,402	-
2.40%	-	-	-	-	101	-	178	-
2.45%	-	-	231	-	3,323	-	5,829	975
2.50%	-	-	-	-	1,845	-	2,449	1,133
2.85%	-	-	-	-	-	-	-	-

Totals	$68	$84,152	$14,677	$21,050	$184,782	$9,013	$365,354	$71,535

	FIGBP2	GVGMNS	GVHQFA	GVSIA	SBVI	SBVSG2	LPWHY2	OVIGS

0.45%	$307	$-	$5	$8	$-	$-	$279	$-
0.65%	-	-	-	-	-	-	131	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	293	-	57	-	-	-	713	413
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	298	331	1,208	397	-	1,006	3,181	2,423
1.05%	-	-	-	-	-	-	8	-
1.10%	-	-	-	-	-	-	-	-
1.15%	9,006	-	137	20	-	-	170	922
1.20%	24	-	37	1,037	-	407	1,343	1,081
1.25%	15,453	787	3,863	1,631	-	-	4,526	-
1.30%	457	-	2,378	221	23,963	2,601	1,501	3,120
1.35%	12,335	70	3,691	2,364	-	248	2,000	136
1.40%	17	-	33	-	-	-	-	-
1.45%	12,997	2,854	1,485	5,431	-	-	3,060	-
1.55%	5,277	1,238	3,609	250	-	-	3,467	-
1.60%	1,723	873	330	1,024	-	-	2,429	-
1.65%	3,875	432	1,522	552	-	49	6,712	644
1.80%	739	221	146	153	-	-	3,483	-
1.85%	408	1,103	1,252	787	-	-	4,390	-
1.90%	593	357	10	4,397	-	-	3,380	-
1.95%	5	158	1,589	285	-	-	643	-
2.00%	738	-	199	-	-	-	179	-
2.05%	-	-	1,276	-	-	-	-	-
2.10%	455	68	71	30	-	-	2,287	-
2.15%	54	53	71	-	-	-	2,606	-
2.20%	-	-	7	-	-	-	-	-
2.25%	-	-	379	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	2,653	-	-	-	77	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	654	-	-	-	-	-	-
2.50%	-	-	1,067	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$65,054	$9,199	$27,075	$18,587	$23,963	$4,311	$46,565	$8,739

	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.45%	$612	$-	$869	$1,024	$1,258	$2,432	$193	$1,433
0.65%	516	-	213	299	93	1,615	137	525
0.70%	-	-	-	-	-	-	51	65
0.80%	-	-	-	-	-	-	-	-
0.85%	219	1,372	-	159	20	2,615	7	423
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	30	-	-	-	-	187
1.00%	2,783	3,634	1,329	1,769	104	8,528	344	857
1.05%	-	-	-	5	-	-	-	18
1.10%	-	-	-	-	-	-	-	-
1.15%	3,128	41	4,386	1,147	10,417	10,519	382	4,178
1.20%	808	4,223	15	109	-	1,049	587	133
1.25%	12,892	-	5,060	2,285	39,989	38,465	2,924	9,057
1.30%	1,051	4,156	35	221	-	7,889	426	292
1.35%	1,979	1,753	20,240	3,465	18,603	26,866	721	3,698
1.40%	693	-	652	140	2,731	4,787	-	428
1.45%	1,799	-	4,984	317	21,742	8,137	1,621	892
1.55%	4,247	-	21,985	11,613	98,407	57,077	6,144	5,803
1.60%	3,855	-	2,478	3,803	22,812	36,347	4,122	4,550
1.65%	9,862	379	23,736	2,622	18,825	56,462	2,191	5,051
1.80%	4,565	-	3,428	1,102	9,792	14,827	5,679	2,217
1.85%	486	-	1,003	324	9,290	6,705	588	325
1.90%	2,557	-	21,815	2,827	22,972	29,395	2,013	5,557
1.95%	319	-	22,016	655	6,844	14,508	865	4,096
2.00%	19	-	327	256	1,062	1,428	168	46
2.05%	1	-	-	-	6,427	-	-	-
2.10%	2,115	-	1,103	3,406	3,422	2,302	244	1,069
2.15%	1,734	-	2,931	50	2,369	2,236	-	107
2.20%	-	-	-	-	2,886	1,499	-	-
2.25%	-	-	-	-	1,912	-	-	-
2.30%	58	-	-	-	-	-	-	-
2.35%	49	-	257	-	16,630	182	125	-
2.40%	-	-	-	-	-	-	-	-
2.45%	899	-	238	-	39	2,351	35	-
2.50%	1,313	-	1,200	583	5,378	669	29	-
2.85%	-	-	-	-	-	-	-	-

Totals	$58,559	$15,558	$140,330	$38,181	$324,024	$338,890	$29,596	$51,007

	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB	AVIE2	PROUSN	PROAHY

0.45%	$625	$13,298	$13	$-	$-	$-	$121	$50,172
0.65%	209	872	-	-	-	-	4	5,167
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	26	70	-	-	437	91	-	153
0.90%	-	-	-	-	-	-	-	-
0.95%	194	318	41	131	-	-	-	-
1.00%	-	107	-	-	2,874	614	-	795
1.05%	6	-	-	-	-	-	-	87
1.10%	-	-	-	-	-	-	-	-
1.15%	2,105	28,865	1,356	226	2,098	672	870	28,380
1.20%	-	-	-	-	1,255	99	-	113
1.25%	15,808	50,175	1,247	858	-	-	528	124,275
1.30%	-	-	-	-	5,140	307	-	-
1.35%	3,232	94,197	1,434	1,158	102	-	1,520	75,925
1.40%	1,808	9,337	352	432	-	-	123	3,922
1.45%	4,063	3,682	-	-	-	-	-	9,467
1.55%	9,668	57,431	980	1,812	260	-	1,390	65,328
1.60%	22,347	49,031	693	146	-	-	3,921	46,381
1.65%	15,647	73,853	4	157	-	-	183	122,291
1.80%	3,471	9,333	212	340	-	-	256	95,359
1.85%	4,190	2,103	-	-	-	-	64	3,771
1.90%	6,229	20,563	115	-	-	-	1,250	25,718
1.95%	4,642	4,633	35	-	-	-	97	5,961
2.00%	332	75	-	-	-	-	447	1,108
2.05%	-	-	-	-	-	-	-	3
2.10%	1,555	1,456	41	59	-	-	495	5,936
2.15%	1,401	3,638	-	-	-	-	1,965	2,115
2.20%	13	83	-	-	-	-	10	71
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	303	315	-	-	-	-	29	758
2.40%	-	-	-	-	-	-	-	6
2.45%	541	-	-	-	-	-	13	192
2.50%	182	687	-	-	-	-	-	255
2.85%	-	-	-	-	-	-	-	-

Totals	$98,597	$424,122	$6,523	$5,319	$12,166	$1,783	$13,286	$673,709

	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS

0.45%	$100	$34	$280	$1,288	$322	$5,961	$508	$322
0.65%	41	-	260	266	135	253	-	27
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	21	-	-	206	-	858	670
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	48	-	-	-	29	1,235	609
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	380	806	384	788	2,116	6,058	2,645	2,522
1.20%	-	5	5	-	-	-	30	-
1.25%	3,841	2,059	10,103	2,901	12,514	22,330	8,378	13,017
1.30%	-	-	-	-	-	-	-	-
1.35%	644	1,215	2,273	1,219	4,982	4,042	5,562	4,997
1.40%	42	15	39	18	960	62	698	842
1.45%	1,643	837	797	1,058	4,349	1,796	2,238	2,157
1.55%	2,758	3,165	2,145	2,065	12,794	6,005	8,625	6,642
1.60%	4,036	1,724	21,941	1,411	13,556	31,641	22,930	9,306
1.65%	898	1,067	14,872	1,101	4,281	19,378	10,980	10,939
1.80%	6,862	1,247	4,444	995	3,624	12,819	7,135	2,927
1.85%	339	219	1,009	219	795	3,777	2,291	1,306
1.90%	2,319	1,995	3,515	2,879	11,781	6,332	2,711	3,237
1.95%	254	2,044	778	523	5,517	5,164	870	565
2.00%	13	288	878	23	548	611	2,078	518
2.05%	-	-	-	-	-	-	-	1
2.10%	346	2,723	54	419	2,168	11,142	1,506	3,394
2.15%	2	949	7,273	39	6,369	437	1,858	957
2.20%	-	14	-	58	36	73	-	44
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	60	-	561	3,574	-
2.35%	72	5	138	9	18	3,624	2,524	203
2.40%	-	-	-	-	-	-	-	-
2.45%	-	27	465	-	58	1,149	2,911	-
2.50%	-	-	-	-	933	5,956	918	124
2.85%	-	-	-	-	-	-	-	-

Totals	$24,590	$20,507	$71,653	$17,339	$88,062	$149,200	$93,063	$65,326

	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP

0.45%	$1,958	$11	$193	$310	$714	$515	$314	$20
0.65%	402	-	67	220	11	113	-	116
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	49	-	-	329	21	-	8	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	45	637	56	14	48	-
1.05%	6	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,948	2,689	1,093	2,917	3,627	808	2,283	228
1.20%	78	-	-	80	5	-	5	-
1.25%	8,522	3,044	15,209	20,473	13,671	7,300	10,986	5,811
1.30%	-	-	-	-	-	-	-	-
1.35%	3,368	2,501	1,015	7,966	6,829	966	2,448	615
1.40%	360	876	87	759	1,126	480	851	204
1.45%	1,321	3,861	1,117	4,015	1,974	1,064	3,127	2,340
1.55%	4,790	6,095	6,127	25,743	4,941	3,044	6,542	4,650
1.60%	17,754	7,726	21,225	21,028	23,277	1,646	9,366	4,816
1.65%	5,406	3,331	11,723	19,482	14,895	1,483	15,680	2,170
1.80%	5,720	10,363	7,011	10,819	6,475	420	1,034	1,027
1.85%	1,275	1,062	960	3,349	1,246	128	379	469
1.90%	5,160	4,173	2,642	11,337	5,491	2,416	3,295	485
1.95%	2,483	1,264	666	5,325	1,219	595	834	1,636
2.00%	475	174	751	1,566	446	90	542	-
2.05%	59	-	-	-	-	9	-	-
2.10%	7,020	1,595	3,071	4,913	995	94	366	805
2.15%	666	2,146	561	5,889	336	164	68	149
2.20%	-	-	83	54	39	-	-	66
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	251	2,234	-	-	-
2.35%	225	136	214	361	320	-	23	89
2.40%	13	-	-	38	-	-	-	-
2.45%	45	19	224	474	-	-	723	-
2.50%	-	-	239	138	-	-	120	-
2.85%	-	-	-	-	-	-	-	-

Totals	$72,103	$51,066	$74,323	$148,473	$89,948	$21,349	$59,042	$25,696

	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM

0.45%	$2,421	$309	$131	$779	$1,360	$154	$136	$220
0.65%	1,194	142	-	815	-	14	1	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	294	-	-	13
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	629	-	10	-
1.05%	3	-	-	-	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,290	1,977	921	2,791	2,118	903	684	1,481
1.20%	-	-	-	73	24	-	-	-
1.25%	34,305	24,020	7,522	8,820	16,692	814	7,826	283
1.30%	-	-	-	-	-	-	-	-
1.35%	5,891	6,254	3,030	7,074	3,747	1,774	2,662	907
1.40%	5,267	598	145	768	392	100	113	143
1.45%	3,935	3,535	1,385	873	1,449	106	1,709	8
1.55%	9,199	18,498	8,046	9,576	11,232	193	2,316	871
1.60%	21,328	51,003	4,993	4,797	22,486	1,418	7,528	666
1.65%	8,367	19,965	2,259	8,111	21,475	537	1,238	405
1.80%	8,102	12,836	1,228	12,694	5,702	1,685	294	65
1.85%	1,811	192	228	1,000	1,877	35	263	21
1.90%	6,789	27,860	2,239	3,548	10,896	564	785	273
1.95%	666	1,820	461	2,752	3,858	385	395	186
2.00%	796	1,107	305	2,004	693	22	-	102
2.05%	-	659	-	1,084	-	-	-	24
2.10%	1,627	2,765	3,220	7,190	1,698	2,568	1,262	70
2.15%	4,844	41,332	8,579	6,490	541	475	333	213
2.20%	244	-	3	21	21	41	-	28
2.25%	-	196	-	322	-	-	-	-
2.30%	461	68	-	141	-	-	-	40
2.35%	1,021	2,079	32	2,288	431	72	-	52
2.40%	-	-	-	-	35	-	-	39
2.45%	1,131	909	254	93	133	55	-	36
2.50%	-	565	1,070	1,345	14	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$121,692	$218,689	$46,051	$85,449	$107,797	$11,916	$27,555	$6,166

	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU

0.45%	$71	$448	$306	$40	$388	$879	$241	$479
0.65%	25	11	73	116	27	51	205	300
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6	-	285	-	344	-	561	1,070
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	35	-	1,528	-	184	5,813
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	74
1.15%	2,392	87	933	836	1,774	3,192	2,463	2,973
1.20%	-	-	102	-	-	-	25	2,610
1.25%	897	799	10,524	4,399	3,796	13,535	18,287	6,050
1.30%	-	-	-	-	-	-	-	3,913
1.35%	160	975	2,391	6,476	7,844	3,756	7,263	9,052
1.40%	241	291	210	449	457	220	630	742
1.45%	-	119	1,871	726	324	374	3,596	3,279
1.55%	594	202	7,601	4,056	3,721	2,208	10,308	12,231
1.60%	747	330	21,066	7,589	9,982	13,403	23,723	7,567
1.65%	812	1,032	13,448	10,744	3,274	2,295	22,980	12,049
1.80%	26	6,373	12,070	614	16,653	230	12,954	3,440
1.85%	117	106	1,265	936	1	199	3,651	2,853
1.90%	834	452	3,381	1,048	4,211	981	4,887	10,405
1.95%	743	86	2,595	965	58	2,290	1,689	1,552
2.00%	67	73	393	174	442	394	2,140	353
2.05%	10	-	-	-	-	-	734	-
2.10%	75	91	1,898	172	2,816	-	2,423	541
2.15%	315	34	8,155	146	7,126	1,682	3,762	187
2.20%	-	19	-	-	-	241	-	38
2.25%	-	-	-	-	-	-	218	-
2.30%	40	20	188	91	-	34	-	-
2.35%	-	9	482	56	4	1	1,849	112
2.40%	17	-	-	-	-	-	-	-
2.45%	-	-	155	76	65	1,062	301	-
2.50%	-	-	-	-	-	137	1,215	-
2.85%	-	-	-	-	-	-	-	-

Totals	$8,189	$11,557	$89,427	$39,709	$64,835	$47,164	$126,289	$87,683

	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$371	$1,804	$375	$786	$509	$943	$1,703	$257
0.65%	304	215	50	147	68	96	213	94
0.70%	-	-	-	150	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	49	573	-	-	159	-	255	-
0.90%	-	-	-	15	-	95	-	-
0.95%	-	-	-	423	-	-	-	-
1.00%	508	851	-	33	264	23	480	53
1.05%	-	-	4	1	-	1	-	-
1.10%	150	-	-	-	-	-	-	-
1.15%	14,894	24,317	2,448	10,462	14,248	8,745	34,138	2,381
1.20%	313	55	-	104	-	122	-	-
1.25%	13,649	12,534	5,509	9,882	11,863	24,590	10,878	3,020
1.30%	264	-	-	-	-	-	-	-
1.35%	20,644	15,905	4,752	15,869	10,445	17,721	10,669	5,244
1.40%	4,127	1,449	1,739	5,412	667	6,050	802	404
1.45%	4,866	156	1,118	1,190	285	4,815	104	510
1.55%	30,829	41,967	4,784	4,545	38,995	17,344	123,421	3,380
1.60%	8,338	3,696	2,318	5,450	3,660	16,075	8,901	1,067
1.65%	7,179	12,323	939	5,477	4,991	8,482	8,280	1,198
1.80%	1,653	1,922	1,777	4,201	1,508	5,166	2,974	626
1.85%	939	-	61	94	-	1,306	94	62
1.90%	5,507	5,677	10,434	5,706	4,406	6,306	6,827	1,089
1.95%	1,481	5,028	205	707	2,316	2,347	10,333	424
2.00%	1,087	5,336	131	130	5,143	813	3,857	672
2.05%	-	-	-	-	-	-	-	-
2.10%	866	2,152	2,351	1,053	1,170	4,542	1,356	1,628
2.15%	255	1,606	267	507	589	6,344	1,602	420
2.20%	191	433	-	255	34	1,668	5,228	2
2.25%	-	-	-	-	-	-	-	-
2.30%	-	752	-	-	2,957	-	-	-
2.35%	202	-	57	10	-	97	539	2
2.40%	-	-	-	-	-	169	-	-
2.45%	24	1,478	26	133	579	740	599	-
2.50%	600	3,285	136	1	2,307	855	7,043	13
2.85%	-	-	-	-	-	-	-	-

Totals	$119,290	$143,514	$39,481	$72,743	$107,163	$135,455	$240,296	$22,546

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$788	$279	$575	$424	$139	$7	$240	$7,566
0.65%	229	8	67	20	178	-	11	1,626
0.70%	169	-	134	156	-	-	128	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	27	-	102	-	-	-	140
0.90%	61	-	49	13	-	-	-	-
0.95%	536	-	417	286	-	-	389	-
1.00%	9	-	17	-	-	-	-	44
1.05%	-	-	4	-	-	-	1	50
1.10%	-	-	-	-	-	-	-	42
1.15%	19,640	18,045	6,086	8,485	3,512	3,205	8,270	23,256
1.20%	-	108	44	11	64	-	142	-
1.25%	20,691	9,356	5,559	17,772	11,137	237	13,764	11,583
1.30%	-	-	-	-	-	-	-	-
1.35%	35,465	16,996	12,598	19,535	13,086	3,791	19,279	27,379
1.40%	12,813	3,376	6,551	8,413	2,500	1,283	3,681	5,535
1.45%	2,198	465	1,169	5,056	1,939	-	2,161	1,607
1.55%	20,603	15,302	2,829	23,645	12,193	1,217	9,775	9,355
1.60%	13,612	2,701	7,391	55,841	41,857	1,816	7,099	29,185
1.65%	20,146	1,069	1,536	19,250	7,578	241	5,765	17,414
1.80%	5,917	28,405	1,016	23,325	7,969	-	5,212	24,069
1.85%	3,714	868	330	1,444	662	14	599	705
1.90%	16,791	2,415	1,586	30,915	21,784	152	5,786	4,273
1.95%	2,942	855	882	16,931	1,734	60	642	11,465
2.00%	974	238	20	803	29	37	849	3,338
2.05%	15	2	-	2	1	-	5	45
2.10%	676	2,346	1,285	2,538	699	-	1,556	4,725
2.15%	1,147	1,297	-	9,733	509	35	1,056	761
2.20%	344	361	224	403	-	-	768	118
2.25%	-	-	-	-	-	-	-	-
2.30%	2,496	-	-	184	-	-	-	-
2.35%	359	289	71	241	-	-	-	43
2.40%	43	-	-	-	-	-	-	29
2.45%	194	289	40	35	29	-	50	144
2.50%	3	431	3	-	14	-	969	-
2.85%	-	-	-	-	-	-	-	-

Totals	$182,575	$105,528	$50,483	$245,563	$127,613	$12,095	$88,197	$184,497

	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF

0.45%	$1,109	$479	$373	$701	$5	$445	$251	$145
0.65%	41	61	7	476	10	21	48	42
0.70%	148	188	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	113	-	-	40	-	4	26	2
0.90%	70	-	-	-	-	-	-	-
0.95%	283	440	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	3	-	26	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	13,479	7,506	2,868	4,697	1,358	980	2,921	4,425
1.20%	105	99	-	-	-	-	76	-
1.25%	33,474	3,865	2,011	2,319	443	271	1,632	6,326
1.30%	-	-	-	-	-	-	-	-
1.35%	28,894	13,053	4,605	3,103	664	954	2,914	6,139
1.40%	12,556	8,385	2,026	276	53	93	865	862
1.45%	9,304	832	482	56	499	79	1,612	170
1.55%	25,264	7,426	2,932	1,836	2,001	1,623	4,501	3,352
1.60%	20,870	5,444	2,467	3,165	27	968	268	3,335
1.65%	10,354	1,969	1,126	3,440	567	981	671	5,874
1.80%	8,852	5,313	32,157	545	369	529	35,912	2,883
1.85%	1,178	224	270	144	6	13	157	846
1.90%	21,809	5,517	2,948	884	262	1,477	1,623	1,361
1.95%	2,188	1,960	233	4,601	186	135	420	1,512
2.00%	824	88	1,367	890	27	48	132	195
2.05%	-	-	-	7	-	14	20	-
2.10%	6,161	833	1,955	3	-	93	26,662	241
2.15%	3,292	453	198	-	86	652	108	84
2.20%	234	346	8	275	-	-	6,647	-
2.25%	-	-	-	-	-	-	-	-
2.30%	384	70	47	33	-	13	80	111
2.35%	799	179	24	-	-	-	-	-
2.40%	114	-	-	10	-	16	44	3
2.45%	510	3	36	-	-	-	-	-
2.50%	89	4	-	-	-	-	4,282	-
2.85%	-	-	-	-	-	-	-	-

Totals	$202,498	$64,740	$58,140	$27,527	$6,563	$9,410	$91,872	$37,908

	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$206	$186	$83	$778	$5,082	$8,048	$2,574	$2,005
0.65%	1	22	8	517	247	601	209	538
0.70%	-	209	-	-	-	-	-	74
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	54	37	242	59	38
0.90%	-	-	-	-	-	-	-	6
0.95%	-	528	-	-	-	-	-	492
1.00%	-	4	-	739	-	73	-	-
1.05%	-	1	-	-	1	23	-	-
1.10%	-	-	-	283	-	603	717	-
1.15%	2,418	8,917	5,311	9,506	15,080	19,219	45,413	19,358
1.20%	-	151	-	160	5	26	-	42
1.25%	291	3,197	51,817	19,982	44,334	23,440	4,955	21,013
1.30%	-	-	-	978	-	-	-	-
1.35%	3,926	16,721	6,287	14,951	12,152	28,302	46,634	40,510
1.40%	1,086	8,617	1,856	492	3,663	2,566	7,484	25,796
1.45%	274	1,525	59	8,756	343	2,857	283	4,168
1.55%	2,410	8,445	3,310	18,594	13,419	32,224	14,675	19,097
1.60%	2,099	1,513	3,606	9,917	15,569	42,373	2,958	17,332
1.65%	13	3,797	1,084	14,572	4,970	27,593	4,169	16,431
1.80%	159	621	2,518	2,651	5,696	16,089	2,684	11,319
1.85%	261	37	262	1,008	1,433	1,424	649	1,200
1.90%	242	4,947	1,937	3,398	13,871	15,485	3,226	8,164
1.95%	46	120	1,801	2,098	771	4,679	3,251	8,714
2.00%	8	-	834	756	522	5,266	1,216	2,184
2.05%	-	-	-	-	248	113	10	143
2.10%	-	491	1,706	1,336	2,422	9,294	13,280	6,245
2.15%	265	619	1,802	79	1,620	4,714	113	2,072
2.20%	-	406	906	145	44	674	1,218	678
2.25%	-	-	-	-	-	-	-	-
2.30%	-	612	-	254	-	3	121	29
2.35%	-	-	-	5	14	399	-	330
2.40%	-	-	-	-	19	-	4	43
2.45%	3	11	763	-	64	-	58	76
2.50%	-	5	237	1,175	56	-	209	474
2.85%	-	-	-	-	-	-	-	-

Totals	$13,708	$61,702	$86,187	$113,184	$141,682	$246,330	$156,169	$208,571

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$826	$65	$490	$671	$3,616	$3,442	$546	$2,557
0.65%	121	8	41	216	565	612	193	639
0.70%	135	179	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4	-	22	14	7	8	41	-
0.90%	-	-	-	-	-	-	-	-
0.95%	521	376	-	-	90	84	80	75
1.00%	6	-	-	-	-	-	-	-
1.05%	-	-	-	-	32	44	1	13
1.10%	73	-	386	-	-	-	-	-
1.15%	13,248	5,572	8,039	15,130	21,498	17,609	18,151	12,737
1.20%	-	-	62	-	-	98	-	-
1.25%	9,663	2,694	3,379	94,763	52,558	48,852	27,542	26,249
1.30%	-	-	-	-	-	-	-	-
1.35%	21,539	9,335	7,246	14,944	60,682	27,061	29,729	25,907
1.40%	8,064	4,292	762	1,760	14,056	8,118	4,292	3,479
1.45%	1,922	1,389	82	436	14,524	12,078	3,186	3,708
1.55%	12,187	4,885	3,113	4,439	35,397	32,172	19,243	19,860
1.60%	5,635	1,322	4,457	23,796	58,765	96,383	17,895	20,621
1.65%	6,956	513	2,395	4,556	23,083	16,182	22,423	16,579
1.80%	3,939	377	24,613	3,441	14,235	22,195	8,242	18,885
1.85%	1,266	-	345	105	2,544	4,554	649	1,099
1.90%	5,647	2,042	979	11,937	48,275	50,358	27,701	34,213
1.95%	3,370	160	2,232	233	7,526	4,765	4,066	6,655
2.00%	862	-	1,306	589	4,434	1,958	906	322
2.05%	4	-	140	93	79	126	21	53
2.10%	3,160	101	17,965	1,196	6,227	8,781	8,339	8,807
2.15%	867	150	517	1,107	1,128	2,264	264	896
2.20%	276	288	4,832	341	63	5	56	115
2.25%	-	-	-	-	-	-	-	-
2.30%	476	-	-	-	3,022	223	3,677	2,332
2.35%	134	-	311	34	-	848	98	113
2.40%	-	-	16	23	15	16	-	-
2.45%	-	-	58	1,107	714	3,485	625	3,217
2.50%	20	3	2,861	459	248	1,461	-	21
2.85%	-	-	-	-	-	-	-	-

Totals	$100,921	$33,751	$86,649	$181,390	$373,383	$363,782	$197,966	$209,152

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,259	$1,989	$316	$692	$185	$146	$989	$26
0.65%	224	617	52	92	126	102	515	20
0.70%	-	-	-	141	-	137	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	42	-	76	-	-	-	105	2
0.90%	-	-	-	50	34	55	75	-
0.95%	63	-	31	396	-	411	-	-
1.00%	-	4	-	-	-	-	13	-
1.05%	3	9	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,675	5,339	2,760	10,333	3,390	9,470	11,175	4,621
1.20%	-	100	-	56	-	81	76	-
1.25%	24,613	27,358	1,553	10,220	2,150	4,435	16,469	435
1.30%	-	-	-	-	-	-	-	-
1.35%	26,049	10,941	3,516	20,884	2,712	14,195	20,172	502
1.40%	1,923	2,472	561	8,049	964	5,466	8,228	153
1.45%	4,318	2,613	450	2,988	473	930	1,650	936
1.55%	14,220	12,373	1,879	14,625	1,053	4,110	7,090	176
1.60%	10,199	12,590	2,088	7,728	1,404	2,621	10,653	98
1.65%	11,562	33,628	1,059	3,950	695	3,747	7,118	8
1.80%	9,972	12,724	1,015	4,914	853	2,332	9,375	22
1.85%	511	1,231	113	1,597	16	108	2,210	7
1.90%	23,774	8,308	702	21,939	356	6,670	10,152	155
1.95%	3,487	6,068	4,034	1,945	45	208	4,625	61
2.00%	1,201	118	1,259	626	13	390	1,664	83
2.05%	29	48	15	9	-	-	28	1
2.10%	5,354	7,853	958	1,579	777	1,997	1,165	59
2.15%	1,208	567	153	6,575	403	12	1,175	3
2.20%	-	-	-	233	-	614	735	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	63	-	-	524	2,192	4
2.35%	96	-	-	105	-	21	428	-
2.40%	-	-	12	-	17	-	-	4
2.45%	353	1,134	-	1,208	581	-	441	3
2.50%	-	-	-	3	-	3	389	-
2.85%	-	-	-	-	-	-	-	-

Totals	$146,135	$148,084	$22,665	$120,937	$16,247	$58,785	$118,907	$7,379

	GVFRB	RHYS	TRHS2	VWHAS	VWHA	WRASP	WRENG	GSBLMO

0.45%	$280	$713	$-	$-	$337	$510	$-	$12
0.65%	143	-	-	-	1	153	-	2
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	64	-	-
0.85%	-	-	131	1,790	-	678	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	143	-	-
1.00%	-	-	9,316	6,822	-	3,208	2,664	415
1.05%	-	-	-	857	-	-	574	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,360	846	174	-	1,060	13,629	-	704
1.20%	-	54	7,206	3,482	-	987	810	-
1.25%	22,592	3,334	-	-	8,039	38,990	-	1,179
1.30%	-	-	8,603	4,486	-	1,561	891	574
1.35%	38,539	3,509	1,880	2,254	3,671	33,699	138	1,100
1.40%	1,562	77	-	-	575	17,267	-	32
1.45%	9,429	65	-	-	3,135	13,356	-	1,679
1.55%	34,461	2,042	32	222	8,587	34,853	155	5,548
1.60%	19,897	1,057	-	-	10,365	33,968	-	423
1.65%	9,491	857	497	860	11,039	34,403	108	1,053
1.80%	24,678	2,112	-	-	4,077	6,832	-	319
1.85%	6,445	123	-	-	4,298	7,442	-	236
1.90%	10,040	9,678	-	-	7,696	12,877	-	2,556
1.95%	4,456	165	-	-	3,705	4,044	-	42
2.00%	12,101	7	-	-	299	7,283	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	6,328	225	-	-	2,400	3,086	-	451
2.15%	1,250	-	-	-	611	3,113	-	-
2.20%	1,613	-	-	-	-	3,126	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	15	-	-	-	35	341	-	38
2.40%	470	-	-	-	-	-	-	-
2.45%	1,158	12	-	-	102	324	-	-
2.50%	-	-	-	-	62	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$210,308	$24,876	$27,839	$20,773	$70,094	$275,937	$5,340	$16,363

CAF2

0.45%	$50
0.65%	3
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	938
1.20%	-
1.25%	1,177
1.30%	-
1.35%	348
1.40%	113
1.45%	287
1.55%	689
1.60%	438
1.65%	727
1.80%	342
1.85%	25
1.90%	1,230
1.95%	88
2.00%	54
2.05%	1
2.10%	114
2.15%	522
2.20%	-
2.25%	-
2.30%	120
2.35%	67
2.40%	-
2.45%	106
2.50%	1,156
2.85%	-

Totals	$8,595

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $4,727,648 and $29,462,526, respectively, and total transfers from the Account to the fixed account were $4,746,229 and $29,582,514, respectively.

Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $627,671 and $1,270,117 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $232,170 and $433,647 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,817,101 and $1,599,625 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,791,532,650	$-	$-	$1,791,532,650

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	$3,907,470	$655,588
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,894,179	1,205,769
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	334,190	202,407
Global Small Capitalization Fund - Class 4 (AMVGS4)	1,493,171	756,616
Insurance Series(R) - International Fund: Class 4 (AMVI4)	1,156,645	193,803
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	5,947,692	886,160
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	1,214,633	174,140
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	5,672,896	1,734,098
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	9,315,240	3,623,263
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	649,482	75,403
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	2,738,598	214,778
Global Allocation V.I. Fund - Class III (MLVGA3)	3,651,610	6,585,892
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	261,408	180,338
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	905,843	685,246
VIP Small Cap Value Series: Service Class (DWVSVS)	834,203	109,741
Floating-Rate Income Fund (ETVFR)	10,636,457	4,487,284
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,352,827	54,017
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	12,186,712	5,317,762
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,408,417	4,592,486
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	2,271,698	1,532,203
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,051,327	1,969,841
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	671,781	993,483
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	3,089,159	1,178,644
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	677,648	9,077
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	356,106	1,220
Balanced Portfolio: Service Shares (JABS)	1,944,947	50,967
Enterprise Portfolio: Service Shares (JAMGS)	1,901,871	402,974
Flexible Bond Portfolio: Service Shares (JAFBS)	2,716,135	226,916
Global Technology Portfolio: Service Shares (JAGTS)	1,248,528	89,566
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	6,349,266	1,980,985
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	467,676	50,255
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	2,880,273	873,917
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	3,497,185	415,513
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)	765,314	9,971
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	966,861	121,524
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	1,268,279	44,054
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,214,322	807,505
Utilities Series - Service Class (MVUSC)	812,049	107,681
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	4,398,766	368,858
The Merger Fund VL (MGRFV)	1,575,297	826,364
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	3,503,188	1,316,522
Emerging Markets Debt Portfolio - Class II (MSEMB)	3,780,181	1,805,885
MSVGT2 (MSVGT2)	547,292	623,438
Global Real Estate Portfolio - Class II (VKVGR2)	5,045,935	1,664,159
NVIT Bond Index Fund Class I (NVBX)	33,569,587	29,522,886
NVIT International Index Fund Class I (NVIX)	7,236,472	1,504,414
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	457,475	108,957
NVIT Flexible Fixed Income Fund Class P (NVFIP)	487,286	247,023
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	2,449,277	134,407
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	475,417	338,459
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	495,352	13,086
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,467,988	102,545
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	18,642,553	7,591,837
American Funds NVIT Bond Fund - Class II (GVABD2)	2,404,167	47,999
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,757,925	122,893
American Funds NVIT Growth Fund - Class II (GVAGR2)	4,355,421	538,919
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	3,373,866	437,372
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,054,524	4,777,923
NVIT Emerging Markets Fund - Class I (GEM)	1,865,353	2,125,770
NVIT Emerging Markets Fund - Class II (GEM2)	149,998	94,445
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	339,811	9,260
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	349,887	157,555
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	169,813	13,736
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,149,838	3,637,518
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	4,791,196	3,790,228
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	2,993,300	2,240,039
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	6,380,530	5,165,393
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	13,011,773	15,071,283
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	5,794,649	10,333,838
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	3,939,935	3,519,351
NVIT Core Bond Fund - Class II (NVCBD2)	1,845,226	23,618
NVIT Core Plus Bond Fund - Class II (NVLCP2)	16,967,571	16,725,337
NVIT Nationwide Fund - Class I (TRF)	2,775,972	5,059,908
NVIT Nationwide Fund - Class II (TRF2)	390,728	1,930
NVIT Government Bond Fund - Class I (GBF)	24,869,313	24,991,817
NVIT Government Bond Fund - Class II (GBF2)	720,638	107,666
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,505,946	1,788,347
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,631,578	916,153
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,321,536	1,605,051
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	11,536,509	8,533,201
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,267,469	14,133,319
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,711,491	1,280,870
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,177,667	2,341,991
NVIT Mid Cap Index Fund - Class I (MCIF)	17,395,898	6,235,194
NVIT Money Market Fund - Class I (SAM)	5	811
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,307,746	1,534,877
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,037,180	1,595,213
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,013,478	1,553,829
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	9,956,828	2,193,569
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	10,571	146,215
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	3,026,104	5,236,129
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	10,050,619	5,761,677
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,226,080	1,377,729
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	243,345	64,428
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,474,501	4,679,417
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	470,877	93,933
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,954,098	758,336
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	228,381	71,311
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,338,060	4,678,491
NVIT Short Term Bond Fund - Class II (NVSTB2)	11,892,379	6,228,358
NVIT Large Cap Growth Fund - Class II (NVOLG2)	4,184,677	489,950
Templeton NVIT International Value Fund - Class III (NVTIV3)	220,986	59,429
Invesco NVIT Comstock Value Fund - Class II (EIF2)	265,664	174,476
NVIT Real Estate Fund - Class II (NVRE2)	2,302,193	2,070,875
NVIT Money Market Fund - Class II (NVMM2)	743,212,191	812,964,010
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,024,036	1,281,580
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	351,364	225,469
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	477,240	415,295
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	186,693	410,332
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	1,469,334	243,553
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	345,242	143,047
NVIT Small Cap Index Fund Class II (NVSIX2)	11,650,984	3,016,927
NVIT S&P 500 Index Fund Class I (GVEX1)	92,016,689	44,859,026
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	452,249	6,845
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	256,092	66,259
7Twelve Balanced Portfolio (NO7TB)	321,623	289,301
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,422,626	1,663,903
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	425,228	1,640,536
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	20,109,118	13,984,630
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	1,082,893	2,073,221
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	1,420,940	386,967
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	352,796	889,954
VP Income & Growth Fund - Class I (ACVIG)	5,471,688	4,683,288
VP Inflation Protection Fund - Class II (ACVIP2)	6,302,113	5,529,488
VP Ultra(R) Fund - Class I (ACVU1)	369,039	503,456
VP Value Fund - Class I (ACVV)	14,734,842	8,344,665
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,271,897	586,452
Quality Bond Fund II - Primary Shares (FQB)	187	76
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,028,903	1,603,101
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	143,709	1,051,477
VIP Balanced Portfolio - Service Class 2 (FB2)	4,685,016	914,007
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	6,752,331	5,572,972
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	3,345,642	77,710
VIP Growth Portfolio - Service Class 2 (FG2)	24,095,523	28,965,244
VIP High Income Portfolio - Service Class 2 (FHI2)	11,909,976	7,238,567
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	12,925,547	10,587,712
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	186,557	35,055
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	2,791,828	2,520,265
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	584,601	228,739
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	58,482	436,659
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	650,258	61,937
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	2,824,145	1,616,753
International Growth Fund/VA - Service Shares (OVIGS)	886,234	151,517
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	1,672,307	2,913,791
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,818,359	210,695
All Asset Portfolio - Advisor Class (PMVAAD)	7,627,743	5,320,957
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,716,045	4,132,580
Low Duration Portfolio - Advisor Class (PMVLAD)	16,914,533	22,845,142
Total Return Portfolio - Advisor Class (PMVTRD)	23,429,240	21,447,226
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,975,843	848,817
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,042,242	4,302,275
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	1,727,012	2,782,916
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	76,778,478	62,144,708
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	465,715	546,976
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	17,391	81,401
VT Equity Income Fund: Class IB (PVEIB)	1,128,592	40,667
VI International Growth Fund - Series II Shares (AVIE2)	203,369	2,213
VP UltraShort NASDAQ-100 (PROUSN)	30,357,586	29,974,116
VP Access High Yield Fund (PROAHY)	184,549,205	159,729,457
VP Asia 30 (PROA30)	4,310,945	5,182,930
VP Banks (PROBNK)	8,694,469	7,102,578
VP Basic Materials (PROBM)	16,384,506	11,329,907
VP Bear (PROBR)	29,177,090	28,841,525
VP Biotechnology (PROBIO)	9,344,612	10,753,627
VP Bull (PROBL)	128,780,823	141,210,004
VP Consumer Goods (PROCG)	7,653,037	11,450,718
VP Consumer Services (PROCS)	6,884,294	6,044,270
VP Emerging Markets (PROEM)	24,738,828	22,695,824
VP Europe 30 (PROE30)	4,684,908	5,973,224
VP Financials (PROFIN)	13,561,127	16,658,055
VP Health Care (PROHC)	12,099,555	15,001,109
VP Industrials (PROIND)	27,934,217	23,002,660
VP International (PROINT)	5,262,074	5,305,242
VP Internet (PRONET)	2,948,076	4,988,183
VP Japan (PROJP)	2,646,800	3,738,077
VP NASDAQ-100 (PRON)	54,473,061	58,502,205
VP Oil & Gas (PROOG)	12,777,573	11,962,964
VP Pharmaceuticals (PROPHR)	4,481,506	5,927,041
VP Precious Metals (PROPM)	19,030,118	18,743,579
VP Real Estate (PRORE)	18,673,179	23,541,799
VP Rising Rates Opportunity (PRORRO)	14,650,770	12,114,342
VP Semiconductor (PROSCN)	8,246,714	6,562,126
VP Short Emerging Markets (PROSEM)	7,568,581	7,589,130
VP Short International (PROSIN)	5,675,641	5,407,513
VP Short NASDAQ-100 (PROSN)	14,709,115	13,981,392
VP Technology (PROTEC)	9,084,006	12,699,121
VP Telecommunications (PROTEL)	14,159,021	13,419,265
VP U.S. Government Plus (PROGVP)	31,690,325	33,289,204
VP UltraNASDAQ-100 (PROUN)	30,013,927	27,970,206
VP Utilities (PROUTL)	25,658,414	24,481,094
Global Managed Futures Strategy (RVMFU)	3,129,187	3,165,162
Variable Fund - Long Short Equity Fund (RSRF)	964,113	3,868,354
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)	1,367,026	14,304,789
Variable Trust - Banking Fund (RBKF)	12,571,806	10,996,649
Variable Trust - Basic Materials Fund (RBMF)	17,214,666	14,396,060
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)	1,557,521	9,760,112
Variable Trust - Biotechnology Fund (RBF)	16,471,483	20,304,430
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)	7,092,058	25,867,628
Variable Trust - Commodities Strategy Fund (RVCMD)	3,185,755	2,809,885
Variable Trust - Consumer Products Fund (RCPF)	15,459,389	22,548,846
Variable Trust - Dow 2x Strategy Fund (RVLDD)	84,177,903	91,008,712
Variable Trust - Electronics Fund (RELF)	8,057,913	7,658,764
Variable Trust - Energy Fund (RENF)	29,528,521	28,628,320
Variable Trust - Energy Services Fund (RESF)	16,727,045	16,821,731
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	6,010,331	6,179,737
Variable Trust - Financial Services Fund (RFSF)	14,515,893	13,683,731
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	94,277,002	97,822,873
Variable Trust - Health Care Fund (RHCF)	11,477,589	17,494,943
Variable Trust - Internet Fund (RINF)	12,494,804	12,985,927
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	78,587,167	77,879,978
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	24,280,826	24,892,631
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	3,704,097	3,780,928
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	13,419,964	13,158,608
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	148,619,074	139,057,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	23,256,126	23,727,011
Variable Trust - Japan 2x Strategy Fund (RLCJ)	8,395,685	9,024,827
Variable Trust - Leisure Fund (RLF)	7,788,727	10,493,086
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	16,508,273	13,514,151
Variable Fund - Multi-Hedge Strategies (RVARS)	1,700,319	2,734,699
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	54,769,460	66,374,526
Variable Trust - NASDAQ-100(R) Fund (ROF)	58,132,467	64,203,510
Variable Trust - Nova Fund (RNF)	74,943,235	70,833,485
Variable Trust - Precious Metals Fund (RPMF)	42,579,317	45,872,353
Variable Trust - Real Estate Fund (RREF)	23,030,809	25,364,999
Variable Trust - Retailing Fund (RRF)	4,905,524	5,672,574
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	128,163,878	127,675,005
Variable Trust - S&P 500 2x Strategy Fund (RTF)	55,820,609	49,105,119
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	42,138,048	60,591,188
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	40,549,729	33,548,876
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	38,129,939	47,111,231
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	31,292,430	23,216,233
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	16,132,612	20,222,797
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	28,488,561	22,491,554
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	7,123,816	6,134,441
Variable Trust - Technology Fund (RTEC)	9,807,687	9,586,102
Variable Trust - Telecommunications Fund (RTEL)	6,520,674	6,728,233
Variable Trust - Transportation Fund (RTRF)	6,889,668	4,221,758
Variable Trust - Utilities Fund (RUTL)	21,902,373	25,555,696
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	2,081,256	2,345,877
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	20,375,767	11,703,677
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	11,943,542	10,822,600
Health Sciences Portfolio - II (TRHS2)	2,532,709	196,263
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	1,930,854	221,553
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	3,143,579	2,356,442
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,197,908	5,274,705
Variable Insurance Portfolios - Energy (WRENG)	755,001	102,768
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)	1,166,337	3,061,267
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)	290,080	3,215,444

	$3,776,342,424	$3,633,810,033

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2016	0.85%	to	1.65%	373,806	$10.73	to	$10.61	$3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416			10.37	159,842	0.00%			3.65%	****
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
Global Small Capitalization Fund - Class 4 (AMVGS4)
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) - International Fund: Class 4 (AMVI4)
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
2012	0.45%	to	2.45%	1,703,212	11.22	to	10.63	18,765,559	1.30%	9.47%	to	7.27%
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
2012	0.45%	to	2.35%	76,969	10.09	to	9.59	757,682	0.00%	-2.54%	to	-4.40%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Floating-Rate Income Fund (ETVFR)
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2016	0.85%	to	1.65%	148,880	$10.91	to	$10.78	$1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
2012	0.45%	to	2.45%	288,602	11.79	to	11.17	3,369,370	2.27%	14.81%	to	12.50%
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%	****
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2016	0.85%	to	1.35%	361,756	$10.15	to	$10.07	$3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
2012	0.45%	to	2.10%	65,019	10.36	to	10.07	665,915	1.72%	8.77%	to	6.96%
Utilities Series - Service Class (MVUSC)
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%			0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
2012	0.45%	to	2.45%	116,382	12.17	to	11.77	1,399,443	2.00%	17.34%	to	14.98%
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%
2012	0.45%	to	2.10%	23,083	10.12	to	9.84	229,892	1.84%	13.18%	to	11.30%
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
2012	0.45%	to	2.45%	147,631	10.79	to	10.43	1,569,234	0.46%	29.36%	to	26.75%
NVIT Bond Index Fund Class I (NVBX)
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2016	1.00%	to	2.10%	298,392	$10.25	to	$9.95	$3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2016	1.00%	to	1.95%	132,510	9.97	to	9.71	1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
2012	0.45%	to	2.45%	463,618	10.81	to	10.45	4,926,147	1.34%	15.19%	to	12.88%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.45%	to	2.10%	535,941	$16.47	to	$14.74	$8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
2012	1.15%	to	1.90%	17,631	11.43	to	11.20	198,613	1.07%	14.81%	to	13.94%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
2012	0.45%	to	2.15%	217,237	11.44	to	10.92	2,507,709	1.54%	10.56%	to	8.67%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
2012	1.15%	to	2.20%	225,897	11.37	to	11.05	2,548,266	1.34%	12.33%	to	11.14%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
2012	0.45%	to	2.30%	685,218	11.18	to	10.63	7,479,943	1.84%	7.01%	to	5.02%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
2012	0.45%	to	2.50%	311,040	11.51	to	10.89	3,517,624	1.20%	11.86%	to	9.55%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%
2012	0.45%	to	2.10%	133,371	11.60	to	11.10	1,511,711	1.14%	14.07%	to	12.17%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
2012	0.45%	to	2.85%	222,877	11.39	to	10.67	2,488,745	1.89%	9.55%	to	6.90%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
2012	0.45%	to	2.45%	635,977	11.01	to	10.64	6,868,065	2.23%	6.63%	to	4.49%
NVIT Nationwide Fund - Class I (TRF)
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class II (TRF2)
2016	1.00%	to	1.65%	44,266	$10.51	to	$10.41	$464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2016			1.30%	6,519			9.17	59,747	0.01%			-1.29%
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
2012			1.30%	8,730			9.66	84,301	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
2012	0.45%	to	2.45%	146,827	11.61	to	10.99	1,708,592	0.37%	15.00%	to	12.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.45%	to	2.50%	456,845	$18.46	to	$16.07	$7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
2012	0.45%	to	2.20%	103,904	12.07	to	11.51	1,216,799	0.30%	15.62%	to	13.58%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
2012	0.45%	to	2.15%	85,985	11.30	to	10.80	950,777	1.62%	17.06%	to	15.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
2012	1.15%	to	1.60%	18,910	16.60	to	16.33	311,905	0.00%	13.58%	to	13.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%
2012	0.45%	to	2.35%	142,567	12.26	to	11.65	1,701,976	0.00%	14.13%	to	11.94%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
2012	0.45%	to	2.10%	117,223	12.22	to	11.69	1,397,941	1.58%	15.82%	to	13.90%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.45%	to	2.50%	1,490,755	$10.41	to	$9.26	$14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
2012	0.45%	to	2.45%	648,630	10.32	to	9.98	6,575,235	1.70%	3.06%	to	0.98%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
2012	0.45%	to	2.55%	20,569,054	9.86	to	9.24	196,942,746	0.00%	-0.45%	to	-2.56%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013	1.35%	to	1.30%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013	1.35%	to	1.30%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013	1.35%	to	1.30%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.45%	to	2.50%	7,162,296	$11.34	to	$10.84	$79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
2012	0.45%	to	1.90%	130,290	9.68	to	9.60	1,251,899	0.00%	-3.24%	to	-4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
2012	0.45%	to	2.35%	2,580,347	10.26	to	10.16	26,301,442	0.00%	2.65%	to	1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%			-0.72%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
2012	0.45%	to	2.15%	277,177	10.31	to	10.02	2,797,736	1.06%	12.86%	to	10.93%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
2012	0.45%	to	2.50%	854,035	11.44	to	11.05	9,618,190	2.50%	6.90%	to	4.69%
VP Ultra(R) Fund - Class I (ACVU1)
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2016	0.45%	to	2.50%	476,403	$12.19	to	$11.53	$5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2016			1.30%	300			17.57	5,271	3.54%			2.48%
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
2012			1.30%	302			17.05	5,148	4.02%			8.29%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%
2012	0.45%	to	2.10%	135,649	10.22	to	9.94	1,370,416	1.63%	11.73%	to	9.87%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2016			1.30%	111,959			15.09	1,689,874	1.36%			11.54%
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%
2012			1.30%	196,403			9.80	1,924,572	2.18%			14.99%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2016	0.45%	to	2.35%	363,716	$10.61	to	$9.88	$3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
International Growth Fund/VA - Service Shares (OVIGS)
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
2012	0.45%	to	2.45%	1,116,827	10.96	to	10.60	12,010,027	5.62%	14.29%	to	11.99%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
2012	0.45%	to	2.50%	194,743	12.39	to	11.72	2,366,621	5.86%	4.76%	to	2.59%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%
2012	0.45%	to	2.50%	1,391,273	10.40	to	10.05	14,200,810	1.77%	5.27%	to	3.10%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
2012	0.45%	to	2.50%	3,032,974	10.97	to	10.59	32,658,037	2.46%	9.01%	to	6.76%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
2012	0.45%	to	2.40%	198,165	11.87	to	11.26	2,296,512	2.48%	4.65%	to	2.60%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
2012	0.45%	to	2.50%	1,109,109	13.21	to	12.50	14,300,058	4.82%	17.24%	to	14.82%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
2012	0.45%	to	2.45%	421,386	12.46	to	11.80	5,124,656	1.59%	6.38%	to	4.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2016	0.45%	to	2.50%	2,423,168	$14.71	to	$12.81	$33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
2012	0.45%	to	2.45%	4,473,575	12.44	to	11.79	54,386,699	5.59%	13.68%	to	11.39%
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
2012	0.45%	to	2.10%	173,846	9.52	to	9.11	1,615,679	0.23%	11.16%	to	9.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%
2012	1.15%	to	2.45%	193,894	12.00	to	11.58	2,340,894	5.23%	14.36%	to	12.85%
VT Equity Income Fund: Class IB (PVEIB)
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
VI International Growth Fund - Series II Shares (AVIE2)
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
VP UltraShort NASDAQ-100 (PROUSN)
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
2012	1.15%	to	2.45%	280,253	3.64	to	3.51	1,000,554	0.00%	-35.97%	to	-36.82%
VP Access High Yield Fund (PROAHY)
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
2012	0.45%	to	2.45%	5,021,067	12.72	to	12.06	62,207,797	4.74%	13.61%	to	11.32%
VP Asia 30 (PROA30)
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
2012	0.65%	to	2.15%	276,877	9.29	to	8.92	2,518,717	0.00%	14.73%	to	12.99%
VP Banks (PROBNK)
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
2012	1.15%	to	2.15%	155,165	9.85	to	9.68	1,516,565	0.00%	31.87%	to	30.53%
VP Basic Materials (PROBM)
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
2012	1.15%	to	2.15%	208,000	8.29	to	8.15	1,709,693	0.20%	7.24%	to	6.15%
VP Bear (PROBR)
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
2012	0.45%	to	2.35%	149,740	6.80	to	6.46	992,882	0.00%	-16.97%	to	-18.56%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Biotechnology (PROBIO)
2016	0.45%	to	2.50%	199,002	$24.69	to	$21.94	$4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
2012	0.45%	to	2.15%	473,197	13.18	to	12.80	6,141,389	0.00%	40.07%	to	37.68%
VP Bull (PROBL)
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
2012	0.45%	to	2.45%	1,418,158	11.77	to	11.15	16,287,866	0.00%	13.38%	to	11.09%
VP Consumer Goods (PROCG)
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%
2012	0.45%	to	2.45%	68,405	10.97	to	10.61	737,174	1.31%	10.36%	to	8.14%
VP Consumer Services (PROCS)
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
2012	0.85%	to	2.40%	94,015	11.70	to	11.40	1,087,057	0.00%	21.06%	to	19.16%
VP Emerging Markets (PROEM)
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
2012	0.45%	to	2.45%	576,322	9.39	to	8.90	5,280,262	0.99%	6.09%	to	3.95%
VP Europe 30 (PROE30)
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
2012	0.45%	to	2.35%	185,175	11.22	to	10.66	2,032,880	1.09%	16.07%	to	13.85%
VP Financials (PROFIN)
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
2012	1.15%	to	2.45%	64,514	10.21	to	9.99	652,782	0.22%	23.29%	to	21.67%
VP Health Care (PROHC)
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
2012	1.15%	to	2.50%	113,070	11.15	to	10.90	1,251,835	0.33%	16.05%	to	14.46%
VP Industrials (PROIND)
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
2012	0.45%	to	2.45%	196,512	10.12	to	9.79	1,948,860	0.33%	15.28%	to	12.96%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International (PROINT)
2016	0.45%	to	2.15%	184,497	$11.08	to	$9.88	$1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
2012	0.45%	to	2.45%	320,958	10.75	to	10.19	3,347,319	0.00%	15.41%	to	13.09%
VP Internet (PRONET)
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
2012	1.15%	to	2.15%	51,684	10.02	to	9.85	514,948	0.00%	18.38%	to	17.18%
VP Japan (PROJP)
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
2012	0.45%	to	2.15%	152,930	8.91	to	8.51	1,317,530	0.00%	22.40%	to	20.30%
VP NASDAQ-100 (PRON)
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%
2012	0.45%	to	2.45%	385,195	12.66	to	12.00	4,763,244	0.00%	15.71%	to	13.38%
VP Oil & Gas (PROOG)
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
2012	0.45%	to	2.45%	311,471	11.61	to	11.00	3,516,237	0.09%	2.43%	to	0.37%
VP Pharmaceuticals (PROPHR)
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
2012	0.45%	to	2.45%	94,784	11.64	to	11.25	1,085,763	0.92%	11.35%	to	9.11%
VP Precious Metals (PROPM)
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
2012	0.45%	to	2.45%	410,943	7.09	to	6.85	2,862,803	0.00%	-14.93%	to	-16.65%
VP Real Estate (PRORE)
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
2012	0.45%	to	2.50%	307,573	10.88	to	10.51	3,286,004	2.70%	16.64%	to	14.24%
VP Rising Rates Opportunity (PRORRO)
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
2012	0.45%	to	2.45%	174,521	5.10	to	4.84	864,364	0.00%	-7.35%	to	-9.22%
VP Semiconductor (PROSCN)
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
2012	0.45%	to	1.65%	13,309	8.45	to	8.28	110,521	0.32%	-4.60%	to	-5.75%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Short Emerging Markets (PROSEM)
2016	1.15%	to	2.30%	16,032	$6.78	to	$6.27	$106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
2012	1.15%	to	2.30%	63,269	7.84	to	7.60	491,393	0.00%	-14.05%	to	-15.05%
VP Short International (PROSIN)
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
2012	1.15%	to	2.30%	58,276	6.79	to	6.58	390,351	0.00%	-21.08%	to	-22.00%
VP Short NASDAQ-100 (PROSN)
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%
2012	1.15%	to	2.30%	81,510	6.17	to	5.98	494,350	0.00%	-19.73%	to	-20.67%
VP Technology (PROTEC)
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
2012	0.45%	to	2.30%	190,108	10.24	to	9.93	1,912,005	0.00%	9.81%	to	7.77%
VP Telecommunications (PROTEL)
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
2012	1.15%	to	2.15%	363,734	10.97	to	10.79	3,982,906	0.12%	15.17%	to	14.01%
VP U.S. Government Plus (PROGVP)
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
2012	0.45%	to	2.15%	211,249	15.22	to	14.53	3,136,876	0.00%	0.52%	to	-1.20%
VP UltraNASDAQ-100 (PROUN)
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
2012	0.45%	to	2.45%	92,860	14.99	to	14.20	1,354,071	0.00%	33.15%	to	30.47%
VP Utilities (PROUTL)
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
2012	0.45%	to	2.50%	163,570	10.84	to	10.47	1,734,505	1.99%	-0.31%	to	-2.37%
Global Managed Futures Strategy (RVMFU)
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
2012	0.45%	to	2.55%	506,656	7.18	to	6.58	3,479,836	0.00%	-11.60%	to	-13.48%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Fund - Long Short Equity Fund (RSRF)
2016	0.45%	to	2.50%	562,396	$10.70	to	$9.96	$7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
2012	0.45%	to	2.55%	594,453	8.85	to	8.92	7,197,791	0.00%	3.96%	to	1.76%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
2012	0.45%	to	2.50%	1,064,254	9.94	to	9.42	10,631,772	0.00%	13.19%	to	10.86%
Variable Trust - Banking Fund (RBKF)
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
2012	0.45%	to	2.50%	584,843	5.06	to	4.15	3,684,231	0.24%	23.66%	to	21.11%
Variable Trust - Basic Materials Fund (RBMF)
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%
2012	0.45%	to	2.50%	317,742	10.82	to	12.72	7,003,662	0.00%	10.22%	to	7.95%
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
2012	0.45%	to	2.50%	803,979	10.20	to	9.07	7,703,594	1.12%	11.91%	to	9.60%
Variable Trust - Biotechnology Fund (RBF)
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
2012	0.45%	to	2.50%	442,089	18.17	to	14.01	6,648,173	0.00%	35.37%	to	32.58%
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
2012	0.45%	to	2.50%	1,398,310	10.57	to	9.60	14,164,565	1.63%	10.29%	to	8.01%
Variable Trust - Commodities Strategy Fund (RVCMD)
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
2012	0.45%	to	2.55%	929,892	6.59	to	5.46	4,541,338	0.00%	-1.85%	to	-3.93%
Variable Trust - Consumer Products Fund (RCPF)
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%			25.05%
2012	0.45%	to	2.50%	382,444	14.01	to	14.31	7,652,079	1.19%	8.56%	to	6.31%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
2012	0.45%	to	2.50%	633,796	7.86	to	9.23	6,909,061	0.00%	16.62%	to	14.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Electronics Fund (RELF)
2016	0.45%	to	2.45%	352,421	$14.62	to	$11.44	$4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
2012	1.15%	to	2.50%	298,819	7.01	to	5.93	2,056,409	0.00%	-0.16%	to	-1.48%
Variable Trust - Energy Fund (RENF)
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
2012	0.45%	to	2.50%	384,516	9.52	to	10.36	8,364,527	0.00%	1.94%	to	-0.16%
Variable Trust - Energy Services Fund (RESF)
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
2012	0.45%	to	2.45%	241,614	8.33	to	9.57	5,828,967	0.00%	-0.05%	to	-2.06%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
2012	0.45%	to	2.15%	724,600	5.74	to	10.88	6,751,752	1.30%	21.11%	to	19.04%
Variable Trust - Financial Services Fund (RFSF)
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
2012	0.45%	to	2.50%	545,150	6.48	to	5.69	4,530,810	0.20%	22.13%	to	19.61%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%
2012	0.45%	to	2.55%	587,510	17.09	to	14.39	10,996,570	0.78%	2.54%	to	0.37%
Variable Trust - Health Care Fund (RHCF)
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
2012	0.45%	to	2.50%	528,331	12.21	to	11.14	7,252,714	0.00%	16.64%	to	14.23%
Variable Trust - Internet Fund (RINF)
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
2012	0.45%	to	2.50%	185,142	11.70	to	11.49	3,319,461	0.00%	18.79%	to	16.34%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
2012	1.15%	to	2.50%	1,663,040	2.03	to	2.25	3,259,130	0.00%	-23.35%	to	-24.40%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2016	0.45%	to	2.45%	452,215	$3.47	to	$3.06	$1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
2012	0.45%	to	2.50%	869,975	4.25	to	4.06	3,218,671	0.00%	-6.62%	to	-8.55%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
2012	1.15%	to	2.15%	163,777	3.39	to	3.11	532,489	0.00%	-19.30%	to	-20.12%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
2012	0.45%	to	2.15%	1,229,953	4.70	to	2.47	2,556,769	0.00%	-19.01%	to	-20.40%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
2012	0.45%	to	2.50%	353,496	4.55	to	3.86	1,111,165	0.00%	-18.52%	to	-20.21%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
2012	0.45%	to	2.50%	1,072,355	6.24	to	5.10	4,048,971	0.00%	-17.35%	to	-19.06%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%
2012	1.15%	to	2.00%	246,456	8.86	to	8.04	2,124,721	0.00%	18.72%	to	17.70%
Variable Trust - Leisure Fund (RLF)
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
2012	0.45%	to	2.50%	283,744	11.01	to	10.70	5,168,194	0.00%	20.77%	to	18.28%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
2012	0.45%	to	2.50%	321,813	10.24	to	9.74	6,437,591	0.00%	23.77%	to	21.21%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
2012	0.45%	to	2.55%	901,230	8.69	to	8.03	7,991,268	0.68%	1.76%	to	-0.39%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
2012	0.45%	to	2.50%	458,586	11.63	to	11.97	5,970,633	0.00%	33.52%	to	30.77%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - NASDAQ-100(R) Fund (ROF)
2016	0.45%	to	2.35%	540,704	$23.10	to	$28.11	$16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
2012	0.45%	to	2.55%	436,120	12.97	to	12.84	7,425,414	0.00%	16.24%	to	13.79%
Variable Trust - Nova Fund (RNF)
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
2012	0.45%	to	2.55%	841,905	8.55	to	8.63	9,379,489	0.00%	21.69%	to	19.12%
Variable Trust - Precious Metals Fund (RPMF)
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
2012	0.45%	to	2.50%	885,640	10.48	to	10.24	19,661,667	0.00%	-4.53%	to	-6.50%
Variable Trust - Real Estate Fund (RREF)
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
2012	0.45%	to	2.50%	680,026	10.17	to	9.06	12,388,116	1.15%	17.81%	to	15.38%
Variable Trust - Retailing Fund (RRF)
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
2012	1.15%	to	2.50%	162,131	18.29	to	11.66	2,891,298	0.00%	15.43%	to	13.85%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%
2012	0.45%	to	2.50%	279,441	8.96	to	8.09	4,500,142	0.00%	21.55%	to	19.04%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
2012	0.45%	to	2.50%	582,339	6.93	to	7.21	5,226,163	0.00%	28.80%	to	26.15%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
2012	0.45%	to	2.50%	1,437,364	12.31	to	11.26	18,360,948	0.00%	12.80%	to	10.47%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
2012	0.45%	to	2.50%	1,057,510	10.02	to	9.94	13,120,094	0.39%	21.68%	to	19.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2016	0.45%	to	2.45%	509,527	$20.60	to	$17.19	$11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
2012	0.45%	to	2.50%	995,696	15.28	to	13.78	18,018,082	0.00%	15.53%	to	13.15%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
2012	0.45%	to	2.30%	483,777	10.42	to	12.98	6,630,169	0.00%	16.46%	to	14.29%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
2012	0.45%	to	2.45%	870,994	11.96	to	10.97	12,741,235	0.00%	10.11%	to	7.89%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
2012	0.45%	to	2.50%	498,760	10.27	to	9.15	6,290,002	0.00%	19.84%	to	17.36%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
2012	1.00%	to	2.30%	567,154	6.61	to	5.28	3,204,951	0.00%	-7.22%	to	-8.44%
Variable Trust - Technology Fund (RTEC)
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%
2012	0.45%	to	2.50%	354,947	9.47	to	9.09	4,670,093	0.00%	11.48%	to	9.18%
Variable Trust - Telecommunications Fund (RTEL)
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
2012	0.45%	to	2.10%	119,021	6.73	to	10.79	923,565	1.56%	4.39%	to	2.65%
Variable Trust - Transportation Fund (RTRF)
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
2012	0.45%	to	2.50%	266,492	9.59	to	8.86	4,292,283	0.00%	17.05%	to	14.64%
Variable Trust - Utilities Fund (RUTL)
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
2012	0.45%	to	2.50%	479,076	10.58	to	11.22	5,772,558	2.30%	0.66%	to	-1.42%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
2012	0.45%	to	2.50%	77,859	9.27	to	9.80	803,071	0.00%	0.33%	to	-1.74%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2016	0.45%	to	2.45%	1,886,568	$11.29	to	$10.48	$20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
2012	0.45%	to	2.50%	276,250	7.96	to	7.69	2,159,544	0.73%	2.92%	to	0.79%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%
2012	0.45%	to	2.45%	2,119,340	11.51	to	10.90	23,773,000	1.06%	18.64%	to	16.25%
Variable Insurance Portfolios - Energy (WRENG)
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
2012	0.45%	to	2.50%	3,380,507	10.55	to	10.41	35,460,908	2.03%	5.51%	to	4.06%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
2012	1.15%	to	2.00%	408,007	17.77	to	16.24	7,084,390	1.04%	14.81%	to	14.03%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
2012	0.45%	to	2.45%	380,812	12.11	to	9.92	5,004,941	3.16%	16.53%	to	14.18%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45%	to	2.30%	51,471	11.18	to	0.00	557,054	1.09%	12.13%	to	0.00%
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45%	to	2.25%	274,533	10.80	to	10.29	2,899,591	1.83%	7.22%	to	5.28%
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45%	to	2.30%	381,412	10.81	to	10.28	4,020,875	1.52%	9.53%	to	7.49%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
2012	0.45%	to	2.45%	434,393	12.73	to	10.62	5,233,229	0.41%	13.89%	to	11.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	$13.39	to	$14.62	$4,810,959	5.64%	6.46%	to	4.64%
2012	0.45%	to	2.45%	435,367	12.58	to	13.40	6,431,471	1.48%	14.19%	to	11.89%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
2012	0.45%	to	1.95%	243,175	10.64	to	10.53	2,585,872	9.19%	6.41%	to	5.34%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45%	to	2.50%	1,212,032	8.86	to	8.38	10,441,756	0.00%	1.65%	to	-0.45%
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45%	to	2.50%	1,578,196	9.19	to	8.69	14,127,817	0.00%	3.37%	to	1.23%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
2012	0.45%	to	2.20%	190,632	10.22	to	9.75	1,930,557	0.63%	16.71%	to	14.65%
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
2012	0.45%	to	2.30%	83,029	11.94	to	13.14	1,043,764	1.90%	13.81%	to	11.69%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
2012	0.45%	to	2.45%	1,281,066	11.19	to	11.96	18,225,025	1.99%	2.58%	to	0.51%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
2012	0.45%	to	1.80%	323,301	11.78	to	13.21	4,419,224	1.58%	15.40%	to	13.83%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
2012	0.45%	to	2.00%	88,965	11.45	to	10.98	994,694	2.07%	8.99%	to	7.28%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
2012	1.15%	to	2.50%	51,664	11.42	to	11.01	585,042	1.44%	11.01%	to	9.49%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
2012	0.45%	to	2.30%	1,240,205	11.04	to	11.60	15,505,928	1.72%	4.68%	to	2.73%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
2012	0.45%	to	2.50%	1,698,729	11.53	to	10.84	22,732,682	1.53%	10.34%	to	8.07%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
2012	0.45%	to	1.80%	441,954	11.70	to	13.25	6,069,951	1.53%	13.23%	to	11.71%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
2012	0.45%	to	2.50%	1,136,193	11.37	to	11.05	14,897,003	1.67%	7.48%	to	5.26%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
2012	0.45%	to	2.00%	96,323	10.35	to	13.16	1,004,054	0.17%	16.42%	to	14.56%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
2012	0.45%	to	2.10%	47,661	12.53	to	13.44	527,377	0.00%	12.87%	to	10.99%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
2012	0.45%	to	2.00%	65,799	12.22	to	14.90	968,868	0.99%	20.04%	to	18.27%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	16.81	to	25.48	3,283,214	0.15%	40.32%	to	37.99%
2012	0.45%	to	2.20%	156,996	11.98	to	18.28	2,626,810	0.17%	14.96%	to	12.93%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	$13.65	to	$12.91	$3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
2012	0.45%	to	2.45%	296,635	12.22	to	9.98	3,949,391	2.03%	14.23%	to	11.93%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
2012	1.15%	to	1.80%	27,728	12.35	to	11.51	336,263	0.00%	12.63%	to	11.93%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
2012	0.45%	to	2.45%	392,383	12.02	to	10.65	5,793,902	1.93%	14.06%	to	11.76%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%
2012	1.15%	to	2.15%	287,520	9.63	to	9.47	2,760,934	0.00%	0.16%	to	-0.85%

2016	Reserves for annuity contracts in payout phase:								$69,540
2016	Contract owners’ equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								$70,623
2015	Contract owners’ equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								$89,289
2014	Contract owners’ equity:								$1,524,687,920
2013	Reserves for annuity contracts in payout phase:								$113,380
2013	Contract owners’ equity:								$1,358,664,885
2012	Reserves for annuity contracts in payout phase:								$110,587
2012	Contract owners’ equity:								$1,146,493,847
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.